UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2015

Item 1:        Report(s) to Shareholders.

2015 LORD ABBETT

ANNUAL REPORT

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2015

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

15	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

25	Short Duration Tax Free Fund

37	Intermediate Tax Free Fund

62	AMT Free Municipal Bond Fund

73	National Tax Free Fund

88	High Yield Municipal Bond Fund

105	Short Duration High Yield Municipal Bond Fund

114	California Tax Free Fund

121	New Jersey Tax Free Fund

126	New York Tax Free Fund

134	Footnotes to Schedules of Investments

136	Statements of Assets and Liabilities

140	Statements of Operations

142	Statements of Changes in Net Assets

148	Financial Highlights

173	Notes to Financial Statements

193	Report of Independent Registered Public Accounting Firm

194	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Annual Report

For the fiscal year ended September 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Municipal Income Funds for the fiscal year ended September 30, 2015. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Municipal Bond Market Review

For the 12-month period, the municipal bond market was influenced by the Federal Reserve’s commitment to keeping short-term rates near 0%, which, as of September 30, 2015, anchored the front end of both the Treasury and municipal yield curves at very low levels. Historically, the municipal and Treasury markets have tended to move in tandem; however, recently, municipal yields generally experienced less volatility when compared to Treasury securities across all maturities. Despite credit concerns regarding a few large issuers, municipal-credit quality generally has been stable over the last four years, and throughout much of this trailing 12-month period, the low interest-rate environment might have caused the higher yields in municipal bonds to appear attractive to investors.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2015, totaled approximately $316 billion, a 36.1% increase in issuance compared with the prior calendar year-to-date period. Refunding issuance, however, increased approximately 59% over the same period. Although municipal bonds displayed attractive yields across maturities relative to their treasury and corporate counterparts, demand generally remained subdued during the period.

Despite the credit issues faced by a few large municipalities, municipal bond defaults have remained exceedingly rare within the investment-grade segment of the market. While there are pockets of distress in the municipal bond market, the general trend has been one of improving credit fundamentals as demonstrated by 15 consecutive quarters of rising state and local tax revenues through the first quarter of 2015.

The average national unemployment rate has fallen, to 5.1%, as of September 30, 2015. Total nonfarm payroll employment rose by 142,000 in September 2015, compared with an average monthly gain of 198,000 thus far in 2015. Real gross domestic product (GDP) increased 3.9% in the second calendar quarter, higher than the 0.6% increase in the first quarter.

The table below shows each Fund’s performance relative to its benchmark for the fiscal year ended September 30, 2015.

	Class A Shares at NAV 9/30/2015 12-Mo. Returns	Lipper Funds Average[1]	Barclays Muni Bond Index[2]	Barclays 1-15 Yr. Muni Bond Index[3]	Barclays High Yield Muni Bond Index[4]	Barclays Muni Bond Short 1-5 Yr. Index[5]
Short Duration Tax Free Fund	0.63%	0.31%	–	–	–	1.07%
Intermediate Tax Free Fund	2.52	1.38	–	2.61%	–	–
AMT Free Municipal Bond Fund	3.04	2.66	3.16%	–	–	–
National Tax Free Fund	3.16	2.66	3.16	–	–	–
High Yield Municipal Bond Fund	3.36	4.15	–	–	1.24%	–
California Tax Free Fund	3.54	3.37	3.16	–	–	–
New Jersey Tax Free Fund	1.74	1.50	3.16	–	–	–
New York Tax Free Fund	2.80	2.97	3.16	–	–	–

Short Duration Tax Free Fund

The Short Duration Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Short 1-5 Year Index,5 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities of less than five years generally resulted in lower absolute returns, while bonds with maturities of five years and longer generally outperformed. Although the Fund underperformed its benchmark, the Fund’s allocation to bonds in the lower tier of the investment-grade range positively contributed to relative performance. With regard to sectors, state and local general obligation and health care bonds were among the strongest contributors to absolute returns, while sales tax bonds, despite posting positive returns, contributed the least.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund underperformed its benchmark, the Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities four years and longer generally contributed to absolute performance, while bonds with maturities of less than four years generally had lower absolute returns. The Fund’s overweight to lower-rated bonds generally detracted from relative performance. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted the most.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities of 11 years and longer contributed to absolute performance, while bonds with maturities of less than five years had lower absolute returns. The

Fund’s overweight to ‘BBB’ bonds detracted from relative performance. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while state general obligations detracted from absolute performance.

National Tax Free Fund

The National Tax Free Fund performed in line with its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities longer than nine years contributed to absolute performance, while bonds with maturities of less than five years had lower absolute returns. The Fund’s overweight to bonds in the lower-tier of the investment-grade range was a positive contributor. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted the most.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund outperformed its benchmark, the Barclays High Yield Municipal Bond Index,4 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities longer than eight years contributed to absolute performance, while bonds with maturities of less than eight years had lower absolute returns. With regard to sectors, tobacco bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted from absolute performance.

California Tax Free Fund

The California Tax Free Fund outperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds with maturities 10 years and longer contributed more to absolute performance, while bonds with maturities of less than 10 years had lower absolute returns. The Fund’s overweight to bonds rated lower than ‘AAA’ contributed to relative performance. With regard to sectors, local general obligation and health care bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted the most.

General obligation debt issued by the State of California was upgraded during the period to ‘AA-’ from ‘A+’ by Standard & Poor’s, as of the most recent update provided. Standard & Poor’s cited the state’s improved fiscal sustainability with respect to the 2015-16 budget in making the upgrade.

Although California’s unemployment rate is higher than that of most other states, it boasted GDP of $2.31 trillion in 2014, with International Monetary Fund estimates suggesting that it ranks as one of the eighth largest economies in the world.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. As longer bonds generally outperformed during the period, the Fund’s bonds with maturities of less than 13 years had lower absolute returns, while the Fund’s exposure to bonds with maturities of 13 years and longer contributed to absolute performance. The Fund’s overweight to ‘BBB’ bonds detracted from relative performance. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted the most.

General obligation debt issued by the State of New Jersey was rated ‘A’ by Standard & Poor’s, citing continuing structural imbalance as of the most recent update provided.

As of August 2015, the Bureau of Labor Statistics reported the New Jersey unemployment rate at 5.7%, down from 6.6% in August 2014. However, New Jersey’s unemployment rate remains above the national average of 5.1%.

New York Tax Free Fund

The New York Tax Free Fund underperformed its benchmark, the Barclays Municipal Bond Index,2 during the 12-month period. As longer bonds generally outperformed during the period,

the Fund’s bonds with maturities of less than seven years had lower absolute returns, while the Fund’s exposure to bonds with maturities longer than 16 years generally contributed more to absolute performance. The Fund’s overweight to ‘BBB’ bonds detracted from relative performance. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while sales tax bonds detracted the most.

General obligation debt issued by the State of New York retained a ‘AA+’ rating by Standard & Poor’s, as of the most recent update provided. Standard & Poor’s cited factors such as the state’s strong and diverse economy of 19.7 million people and improved structural budget balance when assigning a stable outlook for the state.

As of August 2015, the Bureau of Labor Statistics reported the New York unemployment rate at 5.2%, down from 6.4% in August 2014. However, New York’s unemployment rate remains above the national average of 5.1%.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1     The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2     The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3     The Barclays 1-15 Year Municipal Bond Index is the 1-15 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based,

market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4     The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

5     The Barclays Municipal Bond Short 1-5 Year Index is the 1-5 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2015. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	Life of Class
Class A4	-1.61%	0.97%	2.02%
Class C5	-0.99%	0.75%	1.65%
Class F6	0.73%	1.52%	2.47%
Class I6	0.83%	1.61%	2.57%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class C	Class F	Class I
0.79%	0.20%	0.91%	1.01%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5     Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays 1-15 Year Municipal Bond Index assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.21%	3.31%	4.29%	–
Class B4	-3.36%	2.60%	3.90%	–
Class C5	0.89%	3.09%	3.81%	–
Class F6	2.62%	3.89%	–	4.93%
Class I7	2.63%	–	–	5.21%
Class P8	2.19%	3.54%	4.31%	–

Standardized Yield for the Period Ended September 30, 2015

Class A	Class B	Class C	Class F	Class I	Class P
2.46%	1.74%	1.90%	2.62%	2.72%	2.29%

1      Reflects the deduction of the maximum initial sales charge of 2.25%.

2      Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3      Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return.

4      Performance reflects the deduction of CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5      The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6      Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7      Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

8      Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	Life of Class
Class A4	0.70%	4.60%
Class C5	1.46%	4.33%
Class F6	3.14%	5.20%
Class I6	3.24%	5.32%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class C	Class F	Class I
3.61%	3.06%	3.79%	3.88%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5     Class C shares Commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A4	0.83%	4.54%	4.02%	–
Class B5	-2.64%	3.84%	3.63%	–
Class C6	1.61%	4.35%	3.60%	–
Class F7	3.25%	5.12%	–	4.83%
Class I8	3.34%	5.23%	–	5.70%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class B	Class C	Class F	Class I
3.48%	2.76%	2.93%	3.64%	3.75%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return.

5     Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays High Yield Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A4	1.03%	4.32%	2.36%	–
Class C5	1.82%	4.14%	1.99%	–
Class F6	3.55%	4.89%	–	2.40%
Class I7	3.64%	4.96%	–	5.39%
Class P8	3.22%	4.58%	2.44%	–

Standardized Yield for the Period Ended September 30, 2015

Class A	Class C	Class F	Class I	Class P
4.59%	4.07%	4.80%	4.90%	4.45%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using SEC required uniform method to compute such return.

5     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

8     Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A5	1.21%	4.71%	3.91%	–
Class C6	1.89%	4.51%	3.47%	–
Class F7	3.64%	5.30%	–	4.74%
Class I8	3.63%	–	–	7.76%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class C	Class F	Class I
3.33%	2.78%	3.51%	3.61%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A5	-0.48%	3.43%	3.22%	–
Class F6	1.84%	3.99%	–	3.88%
Class I7	2.00%	–	–	6.18%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class F	Class I
3.47%	3.65%	3.79%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return.

6     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A5	0.48%	3.72%	3.80%	–
Class C6	1.24%	3.52%	3.37%	–
Class F7	2.90%	4.28%	–	4.49%
Class I8	3.10%	–	–	6.24%

Standardized Yield for the Period Ended September 30, 2015

Class A	Class C	Class F	Class I
3.18%	2.61%	3.35%	3.45%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2015, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 through September 30, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/15 – 9/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,002.60	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$ 999.50	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.43
Class F
Actual	$1,000.00	$1,003.10	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class I
Actual	$1,000.00	$1,003.60	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.90%
AA+	6.64%
AA	22.16%
AA-	15.93%
A+	8.50%
A	9.97%
A-	12.40%
BBB+	5.64%
BBB	4.26%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	2.22%
BB+	0.78%
BB	1.29%
BB-	0.61%
B2	0.05%
Caa3	0.33%
NR	1.32%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,001.90	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class B
Actual	$1,000.00	$ 997.90	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.64
Class C
Actual	$1,000.00	$ 998.80	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.78
Class F
Actual	$1,000.00	$1,002.40	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.09
Class I
Actual	$1,000.00	$1,002.90	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59
Class P
Actual	$1,000.00	$1,000.80	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.71% for Class A, 1.51% for Class B, 1.34% for Class C, 0.61% for Class F, 0.51% for Class I and 0.96% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.63%
AA+	7.15%
AA	12.92%
AA-	12.59%
A+	9.74%
A	9.17%
A-	9.10%
BBB+	6.33%
BBB	4.65%
BBB-	5.51%
BB+	1.74%
Credit Rating:
S&P or Moody’s(a)	%*
BB	1.72%
BB-	2.09%
B+	0.40%
B	0.56%
B-	2.23%
CCC-	2.15%
CC	1.06%
NR	3.26%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$ 999.70	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$ 996.50	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.28
Class F
Actual	$1,000.00	$1,000.20	$2.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class I
Actual	$1,000.00	$1,000.60	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.24% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.52%
AA+	4.00%
AA	12.24%
AA-	12.00%
A+	11.30%
A	12.57%
A-	12.93%
BBB+	7.00%
BBB	5.68%
BBB-	8.04%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.51%
BB	2.53%
BB-	0.60%
B	0.42%
B-	0.76%
CCC-	1.75%
CC	0.55%
NR	2.60%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,001.20	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class B
Actual	$1,000.00	$ 997.30	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.99
Class C
Actual	$1,000.00	$ 998.90	$7.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.13
Class F
Actual	$1,000.00	$1,001.70	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class I
Actual	$1,000.00	$1,002.10	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.41% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.80%
AA+	5.94%
AA	12.63%
AA-	12.75%
A+	9.38%
A	8.46%
A-	12.71%
BBB+	6.15%
BBB	7.74%
BBB-	10.08%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.28%
BB	1.76%
BB-	1.71%
B+	0.62%
B-	1.22%
CCC-	1.11%
CC	0.84%
NR	3.82%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,000.30	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class C
Actual	$1,000.00	$ 998.00	$7.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.39
Class F
Actual	$1,000.00	$1,000.80	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class I
Actual	$1,000.00	$1,002.10	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class P
Actual	$1,000.00	$ 999.10	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.52

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.46% for Class C, 0.73% for Class F, 0.64% for Class I and 1.09% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.51%
AA+	2.45%
AA	3.33%
AA-	1.41%
A+	1.27%
A	1.17%
A-	3.03%
BBB+	3.33%
BBB	4.05%
BBB-	8.77%
BB+	8.05%
BB	6.74%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	8.08%
B+	1.08%
B	1.75%
B-	7.52%
Caa1	0.30%
CCC-	2.96%
CC	3.05%
C	0.01%
NR	31.14%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/15	9/30/15	6/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,007.10	$1.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.75	$1.84
Class C
Actual	$1,000.00	$1,004.50	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.10	$4.50
Class F
Actual	$1,000.00	$1,007.40	$1.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.08	$1.50
Class I
Actual	$1,000.00	$1,007.70	$1.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.42	$1.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.35% for Class C, 0.45% for Class F and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period June 1, 2015, commencement of operations, to September 30, 2015).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.55%
AA+	2.02%
AA	4.77%
AA-	1.29%
A+	0.78%
A	3.98%
A-	10.31%
BBB+	10.34%
BBB	5.90%
BBB-	9.08%
BB+	9.35%
Credit Rating:
S&P or Moody’s(a)	%*
BB	5.63%
BB-	11.84%
B+	2.53%
B	1.08%
B-	4.22%
Caa1	0.07%
CCC-	3.13%
CC	0.50%
NR	12.63%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,004.20	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class C
Actual	$1,000.00	$1,000.10	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.28
Class F
Actual	$1,000.00	$1,004.70	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class I
Actual	$1,000.00	$1,004.30	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.80% for Class A, 1.44% for Class C, 0.70% for Class F and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.03%
AA+	3.86%
AA	18.30%
AA-	23.56%
A+	10.14%
A	6.23%
A-	9.18%
BBB+	4.08%
BBB	2.39%
BBB-	9.89%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.22%
BB	1.29%
B	1.10%
B-	1.95%
CCC-	1.21%
CC	0.49%
NR	4.08%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$ 990.70	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41
Class F
Actual	$1,000.00	$ 991.20	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class I
Actual	$1,000.00	$ 992.00	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 0.77% for Class F and 0.64% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s	%*
AAA	4.44%
AA+	3.15%
AA	8.01%
AA-	11.44%
A+	9.31%
A	8.82%
A-	24.64%
BBB+	6.35%
BBB	2.35%
BBB-	8.76%
Credit Rating:
S&P or Moody’s	%*
Ba1	1.44%
BB	2.34%
BB-	1.88%
B+	0.75%
B-	2.78%
CCC-	1.26%
CC	0.91%
NR	1.37%
Money Market Mutual Fund	0.00%**
Total	100.00%

*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/15	9/30/15	4/1/15 - 9/30/15
Class A
Actual	$1,000.00	$1,003.20	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class C
Actual	$1,000.00	$1,000.80	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.33
Class F
Actual	$1,000.00	$1,003.70	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class I
Actual	$1,000.00	$1,005.00	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.80% for Class A, 1.45% for Class C, 0.70% for Class F and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	14.88%
AA+	6.27%
AA	17.89%
AA-	15.91%
A+	3.21%
A	6.32%
A-	10.35%
BBB+	3.41%
BBB	3.04%
BBB-	6.19%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.94%
BB	1.66%
BB-	1.07%
B-	0.77%
CCC-	1.17%
CC	0.61%
NR	5.31%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 86.14%

Corporate-Backed 6.79%
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	$8,000	$8,006,320
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	12,000	11,908,440
Burke Co Dev–GA Power	1.75%	12/1/2049	A-	10,000	10,122,800
Burke Co Dev–GA Transmission	1.30%	1/1/2052	AA-	12,500	12,563,375
Burke Co Dev–Oglethorpe Power	2.40%	1/1/2040	A	3,005	3,060,262
CA Poll Ctl–Waste Mgmt	1.55%	2/1/2019	A-	3,475	3,458,980
CA Stwde–So Cal Edison	1.375%	4/1/2028	Aa3	5,000	5,025,100
Charles City Co EDA–Waste Mgmt	3.125%	2/1/2029	A-	5,000	5,122,750
Citizens Property Insurance Corp	4.25%	6/1/2017	A+	2,690	2,840,479
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	8,000	8,816,480
Citizens Property Insurance Corp	5.50%	6/1/2017	A+	3,365	3,622,221
Gloucester Co Impt Auth–Waste Mgmt	2.125%	12/1/2029	A-	4,500	4,572,855
Gulf Coast Waste Disp–US Steel	5.75%	9/1/2017	BB-	6,850	7,016,934
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	4,780	5,049,162
IL Fin Auth–Prairie Power Rmkt	1.30%	7/1/2042	A	6,360	6,344,990
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%	10/1/2018	A-	4,000	4,016,360
Mobile Indl Poll Ctl–AL Power Co Rmkt	1.65%	6/1/2034	A1	3,000	3,032,520
Montgomery Co IDA–Peco Generation	2.50%	10/1/2030	BBB	5,000	4,972,650
Montgomery Co IDA–Peco Generation	2.55%	6/1/2029	BBB	5,000	4,971,650
NY Energy–NY State Elec & Gas	2.00%	6/1/2029	A3	6,000	5,948,040
NY Env Facs–Waste Mgmt	2.75%	7/1/2017	A-	1,000	1,024,670
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB	3,500	3,716,160
Valdez Marine Term–BP Rmkt	5.00%	1/1/2018	A	9,075	9,817,607
WV Poll Ctl–Appalachian Pwr	1.625%	10/1/2022	Baa1	2,500	2,491,650
Total					137,522,455

Education 5.40%
AZ Brd Regents COP–Univ of AZ	4.00%	6/1/2018	Aa3	2,140	2,311,906
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2018	Aa3	3,215	3,557,398
CA State Univ Sys	5.00%	11/1/2019	Aa2	2,000	2,318,440
CA State Univ Sys	5.00%	11/1/2020	Aa2	5,000	5,921,400
CA State Univ Sys	5.00%	11/1/2020	Aa2	1,700	2,013,276
Cleveland State Univ	5.00%	6/1/2018	A+	1,000	1,096,530
Cleveland State Univ	5.00%	6/1/2019	A+	1,265	1,419,014
CT Hlth & Ed–Yale Univ	0.80%	7/1/2048	AAA	6,000	5,998,920
Curators Univ Sys	5.00%	11/1/2019	AA+	5,000	5,774,450

See Notes to Financial Statements.	25

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Education (continued)
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB	(c)	$4,310	$4,240,307
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		2,530	2,655,893
MA DFA–Boston Med Ctr	5.00%		7/1/2017	BBB		1,000	1,063,750
MA DFA–Boston Med Ctr	5.00%		7/1/2018	BBB		2,550	2,776,338
MA Hlth & Ed–Amherst Clg	1.70%		11/1/2038	Aaa		4,535	4,568,287
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		535	581,449
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,697,541
NC Cap Facs–High Point Univ	4.00%		5/1/2017	BBB+		2,785	2,893,643
NC Cap Facs–High Point Univ	5.00%		5/1/2018	BBB+		1,640	1,772,610
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,288,420
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,309,640
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Ba1		1,000	1,088,070
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	4,240,233
PR Indl Tourist–Inter American Univ	5.00%		10/1/2015	A-		800	800,000
PR Indl Tourist–Inter American Univ	5.00%		10/1/2016	A-		1,000	1,002,330
PR Indl Tourist–Inter American Univ	5.00%		10/1/2018	A-		2,500	2,508,400
Texas A&M Univ	5.00%		5/15/2019	Aaa		7,200	8,202,384
Univ of North Carolina–Chapel Hill	0.882%	#	12/1/2041	AAA		25,000	25,067,750
Univ Sys of MD	1.25%		7/1/2023	AA+		8,100	8,140,176
Total							109,308,555

General Obligation 22.28%
CA State GO	5.00%		9/1/2018	AA-		3,750	4,200,263
CA State GO	5.00%		9/1/2018	AA-		7,500	8,400,525
CA State GO	5.00%		9/1/2018	AA-		8,050	9,016,563
CA State GO	5.00%		10/1/2018	AA-		6,600	7,410,810
CA State GO	5.00%		11/1/2018	AA-		12,150	13,675,797
CA State GO	5.00%		2/1/2019	AA-		14,750	16,719,567
CA State GO	5.00%		9/1/2020	AA-		10,000	11,747,600
CA State GO	5.50%		4/1/2019	AA-		8,715	10,072,623
CA State GO	6.00%		4/1/2019	AA-		2,500	2,927,550
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA		6,105	6,397,246
Chicago GO	5.00%		1/1/2021	BBB+		6,355	6,436,280
Chicago GO (AGM)	5.00%		1/1/2017	AA		9,000	9,041,940
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+		1,250	1,425,513
Cook Co GO	5.00%		11/15/2017	AA		5,010	5,310,500
CT State GO	5.00%		2/15/2021	AA		6,350	7,144,703
CT State GO	5.00%		8/15/2021	AA		5,000	5,889,150

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
General Obligation (continued)
CT State GO (SIFMA)	0.94%	#	5/15/2018	AA	$4,000	$4,018,240
Detroit–State Aid GO	5.00%		11/1/2015	AA	6,775	6,788,144
Georgia GO	5.00%		2/1/2019	AAA	10,000	11,352,900
HI State GO	5.00%		11/1/2021	AA	5,000	5,983,150
Houston–Indep Sch Dist PSF GTD	5.00%		2/15/2019	AAA	8,570	9,697,126
Houston GO	5.00%		3/1/2018	AA+	7,365	8,104,225
IL State GO	5.00%		8/1/2016	A-	7,000	7,231,560
IL State GO	5.00%		7/1/2017	A-	6,000	6,354,720
IL State GO	5.00%		10/1/2017	A-	4,575	4,582,091
IL State GO	5.00%		2/1/2020	A-	575	622,242
IL State GO (AGM)	5.50%		5/1/2016	AA	7,000	7,184,940
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	9,678,510
Katy ISD PSF GTD	5.00%		2/15/2019	AAA	1,310	1,481,820
Katy ISD PSF GTD	5.00%		2/15/2020	AAA	3,000	3,473,220
Los Angeles CCD	5.00%		8/1/2019	AA+	3,000	3,457,410
Los Angeles USD	5.00%		7/1/2018	Aa2	8,000	8,919,920
Miami Dade Co GO	4.25%		10/1/2017	AA	6,320	6,753,236
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A1	6,500	7,411,950
MS Dev Bank–Marshall Co	5.00%		1/1/2018	AA-	2,975	3,249,593
NJ State GO	5.00%		6/1/2019	A	13,400	14,980,798
Northside ISD PSF GTD	2.00%		6/1/2039	Aaa	1,020	1,042,093
Northside ISD PSF GTD	2.00%		8/1/2044	Aaa	5,285	5,418,499
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2018	AA	1,350	1,510,745
NYC GO	5.00%		8/1/2017	AA	5,890	6,357,784
NYC GO	5.00%		8/1/2018	AA	10,000	11,142,900
NYC GO	5.00%		8/1/2019	AA	14,885	17,003,731
NYC GO	5.00%		8/1/2019	AA	5,585	6,379,969
NYC GO	5.00%		8/1/2021	AA	7,410	8,787,000
OH State GO	5.00%		9/15/2018	AA+	6,200	6,950,448
PA State GO	5.00%		11/15/2017	AA-	10,000	10,890,600
PA State GO	5.00%		7/1/2019	AA-	7,500	8,497,650
PA State GO	5.00%		8/15/2020	AA-	10,000	11,548,400
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3	7,090	7,648,834
PR Pub Bldg Auth GTD (AMBAC)	5.50%		7/1/2016	Caa3	1,865	1,868,786
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	7,050	7,664,055
RI State GO	5.00%		8/1/2017	AA	5,000	5,389,500
RI State GO	5.00%		8/1/2018	AA	5,000	5,559,550

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
General Obligation (continued)
San Francisco City & Co GO	5.00%		6/15/2018	AA+		$8,725	$9,732,039
South San Francisco USD	4.00%		6/15/2018	NR		6,165	6,672,564
WA State GO	4.00%		7/1/2018	AA+		10,000	10,856,600
WA State GO	5.00%		2/1/2019	AA+		5,640	6,379,235
WA State GO	5.00%		2/1/2019	AA+		7,900	8,935,453
WI State GO	5.00%		5/1/2019	AA		5,025	5,732,369
WI State GO	5.00%		5/1/2019	AA		8,440	9,628,099
WI State GO	5.00%		5/1/2020	AA		7,110	8,274,049
Williamson Co GO	4.00%		2/15/2018	AAA		3,000	3,221,880
Woonsocket GO	7.125%		6/15/2016	B2		930	951,055
Total							451,186,312

Health Care 8.98%
Ashland Med Ctr–Kings Daughters (SIFMA)	1.77%	#	2/1/2040	BBB		14,695	14,734,236
AZ Hlth Facs–Phoenix Childrens Hsp	1.87%	#	2/1/2048	BBB+		11,500	11,828,095
CA Hlth–Childrens Hsp Los Angeles	1.82%	#	7/1/2042	BBB+		9,250	9,342,777
CA Hlth–Packard Childrens Hsp	1.45%		8/15/2023	AA-		3,165	3,201,334
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,430,100
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,744,900
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	AA-		3,500	3,543,820
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,150	1,151,863
CO Hlth Facs–Total Longterm Care	4.25%		11/15/2015	BBB+	(c)	315	316,008
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2018	A-		2,705	2,972,633
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2019	A-		2,835	3,187,787
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,423,044
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		4,470	4,629,043
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,136,020
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	576,990
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	812,184
IN Hlth Facs–Ascension Hlth	1.60%		11/15/2036	AA+		11,500	11,639,035
Karnes Co Hsp Dist	4.00%		2/1/2019	BBB	(c)	2,000	2,084,000
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,138,200
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2019	BBB		3,000	3,351,300
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,402,000
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2018	A1		1,500	1,614,015
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2019	A1		3,000	3,272,880
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2020	A1		2,300	2,529,310
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2019	Baa2		1,305	1,413,015

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care (continued)
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa2		$1,235	$1,353,165
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa2		2,000	2,218,540
MS Equip Facs–MS Baptist Hlth	1.32%	#	8/15/2036	BBB+		7,000	7,024,640
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,061,200
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,563,202
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,422,045
NJ Hlth–Barnabas Hlth	5.00%		7/1/2019	A-		8,000	8,936,800
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2016	BB+		3,160	3,229,804
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	4,032,105
Onondaga CDC–St Josephs Hsp	5.00%		7/1/2017	BB		5,000	5,257,600
OR Facs Auth–Providence Hlth	0.25%	#	10/1/2017	AA-		3,350	3,350,502
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2016	BB+		1,500	1,536,270
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2017	BB+		1,500	1,579,920
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2016	A-		3,385	3,421,423
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2017	A-		2,555	2,608,783
Rochester Hlth Care–Mayo Clinic	4.00%		11/15/2038	AA		5,500	5,988,235
San Buenaventura–Cmnty Mem Hlth	5.00%		12/1/2016	BB		1,750	1,813,718
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB		1,750	1,869,735
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB		1,800	1,987,344
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		2,300	2,310,925
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(c)	3,400	3,562,418
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		1,230	1,342,348
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	BBB-		1,255	1,375,568
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	1,240	1,246,225
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,200	1,216,296
Westchester Co Hlth Care	5.00%		11/1/2015	Baa1		3,215	3,227,088
WI Hlth & Ed–Aurora Hlth	1.25%		8/15/2025	A2		5,500	5,521,230
WI PFA–Rose Villa	3.75%		11/15/2019	NR		435	435,770
Total							181,967,488

Housing 0.24%
CA Stwde–American Baptist	2.40%		10/1/2020	BBB+	(c)	1,250	1,250,475
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%		11/15/2021	AA-		1,500	1,506,675
WA Hsg–Emerald Heights	3.00%		7/1/2016	A-	(c)	1,020	1,027,272
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(c)	1,000	1,044,300
Total							4,828,722

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations 6.67%
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+	$800	$911,784
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+	750	870,900
CA Pub Wks–Dept Hsps	4.00%	6/1/2018	A+	4,790	5,182,684
CA Pub Wks–Dept of Correction	5.00%	1/1/2019	A+	4,000	4,500,400
CA Pub Wks–Dept of Correction	5.00%	1/1/2020	A+	5,000	5,756,000
CA Pub Wks–Various Cap Proj	5.00%	4/1/2018	A+	2,800	3,087,028
CA Pub Wks–Various Cap Proj	5.00%	11/1/2018	A+	2,000	2,243,380
Cleveland COP–Cleveland Stadium	5.00%	11/15/2015	A	5,420	5,450,623
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	5,062,511
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2018	AA	3,000	3,315,270
KY Ppty & Bldgs Commn–Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,085,000
LA PFA–Hurricane Recovery	4.00%	6/1/2018	Aa3	4,290	4,639,335
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,143,550
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,496,800
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,721,415
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,256,200
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,358,140
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A	5,890	6,028,945
NJ EDA–Sch Facs	5.00%	6/15/2019	A-	10,000	10,654,400
NJ EDA–Sch Facs (AMBAC)	5.50%	12/15/2019	A-	5,000	5,445,750
NJ Trans Trust Fund	5.00%	6/15/2019	A-	1,250	1,333,150
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,289,815
NY Twy Auth–Svc Contract	5.00%	4/1/2018	AA	7,500	8,282,550
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,590,075
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,206,528
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,827,965
PR Pub Bldg Auth GTD	5.75%	7/1/2016	Caa3	4,145	3,297,182
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,315,713
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,260,146
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	13,667,000
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,500
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,610
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,442
Total					135,208,791

Other Revenue 2.81%
Central Plains–RBC	5.00%	8/1/2039	Aa3	8,000	9,096,080
Farmington Poll Ctl–El Paso Elec	1.875%	6/1/2032	Baa1	5,000	5,052,950

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Other Revenue (continued)
Florence Twn IDA–Legacy Trad Sch	4.00%	7/1/2018	BB	$310	$309,746
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,677,916
MA Fed Hwy–GANS Brdg Prog	5.00%	6/15/2018	AAA	8,385	9,324,204
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A-	1,600	1,637,216
NYC Cultural–Whitney Museum	5.00%	7/1/2017	A	6,175	6,628,615
PA Econ Dev–Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,718,250
PA IDA–Economic Dev	5.00%	7/1/2018	A+	2,595	2,868,020
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	10,000	10,026,300
WA Eda–Waste Mgmt†	2.125%	6/1/2020	A-	1,500	1,509,735
Total					56,849,032

Special Tax 0.86%
Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,279,840
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,438,520
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,101,040
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,333,437
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,091,525
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,143,320
Pittsburg Redev Agy	5.00%	8/1/2017	A	3,045	3,277,029
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,772,375
Total					17,437,086

Tax Revenue 4.49%
Dallas Area Rapid Transit	5.00%	12/1/2018	AA+	2,500	2,809,825
Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,308,020
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,406,300
IL State–Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,153,950
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2018	AA+	7,000	7,865,970
MTA NY–Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,819,679
NJ EDA–Cigarette Tax	5.00%	6/15/2016	BBB+	2,005	2,048,889
NJ EDA–Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,139,380
NJ EDA–Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,052,330
NY UDC–PIT	5.00%	3/15/2018	AAA	10,000	11,027,500
Phoenix Civic Impt Corp–Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,331,599
Phoenix Civic Impt Corp–Water Sys	5.00%	7/1/2018	AAA	7,620	8,480,831
Phoenix Civic Impt Corp–Water Sys	5.00%	7/1/2019	AAA	6,355	7,275,395
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,981,335

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Tax Revenue (continued)
UT Trans Auth	1.35%		6/15/2017	A+	$2,500	$2,515,125
UT Trans Auth	1.60%		6/15/2018	A+	5,750	5,835,963
Total						91,052,091

Tobacco 1.83%
Golden St Tobacco	5.00%		6/1/2020	A+	5,300	6,154,360
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	4,020	4,650,015
Tobacco Settlement Auth WA	5.00%		6/1/2017	A	2,000	2,131,680
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,191,960
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,584,309
Tobacco Settlement Fin Corp LA	5.00%		5/15/2016	A	2,500	2,567,150
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A	2,000	2,127,520
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB	5,270	5,298,932
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA	5,850	6,271,317
Total						36,977,243

Transportation 13.07%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,148,420
Atlanta Arpt	5.00%		1/1/2018	Aa3	1,000	1,093,000
Bay Area Toll Auth	0.72%	#	4/1/2047	AA	8,000	8,014,400
Bay Area Toll Auth	1.50%		4/1/2047	AA	5,000	5,053,050
Bay Area Toll Auth	1.875%		4/1/2034	AA	15,000	15,275,400
Bay Area Toll Auth Rmkt	0.99%	#	4/1/2045	AA	15,000	15,064,650
Central TX Tpk	5.00%		8/15/2042	A-	8,000	9,110,320
Chicago O’Hare Arpt	5.00%		1/1/2018	A	5,955	6,451,945
Clark Co Arpt–McCarran Arpt	5.00%		7/1/2018	A+	8,500	9,418,595
Clark Co PFC–McCarran Arpt	5.25%		7/1/2018	A+	7,090	7,914,212
E–470 Hwy Auth	5.00%		9/1/2019	BBB+	1,000	1,109,370
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,131,480
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	7,500	7,901,625
Harris Co Toll Rd	0.66%	#	8/15/2021	Aa3	4,000	4,002,480
Houston Arpt	5.00%		7/1/2017	A	1,500	1,609,635
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,442,200
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,582,925
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	8,000	8,547,280
Long Beach Harbor	5.00%		11/15/2018	AA	7,500	8,478,300
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-	225	251,780
MTA NY	0.482%	#	11/1/2041	AA-	20,000	19,811,400

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
MTA NY	0.972%	#	11/1/2030	AA-	$7,370	$7,373,095
MTA NY	5.00%		11/15/2018	AA-	3,235	3,628,247
MTA NY (AGM)	0.386%	#	11/1/2022	AA	16,300	15,866,713
NC State GARVEE	4.00%		3/1/2023	AA	8,000	8,423,760
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,747,100
North TX Twy Auth	5.00%		1/1/2020	A1	2,500	2,865,750
NY Twy Auth	5.00%		1/1/2018	A	1,250	1,367,425
NY Twy Auth	5.00%		5/1/2019	A-	15,725	17,749,279
NY Twy Auth	5.00%		1/1/2020	A	2,000	2,297,940
NY Twy Auth–Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,760,278
OH Infrastructure	5.00%		12/15/2019	AA	2,500	2,886,325
OH Infrastructure	5.00%		12/15/2019	AA	6,000	6,927,180
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,442,640
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2017	A+	1,425	1,523,468
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	A+	1,280	1,401,792
St Louis Arpt–Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,685,295
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,221,862
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,976,250
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	2,002,836
WA St GARVEE–520 Corridor	5.00%		9/1/2017	AA	16,930	18,261,883
Total						264,821,585

Utilities 12.72%
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2017	A1	1,000	1,057,440
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2018	A1	2,900	3,163,552
Atlanta Wtr & Wastewtr	5.00%		11/1/2017	AA-	3,000	3,263,610
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	AA-	2,500	2,803,400
Atlanta Wtr & Wastewtr (NPFGC)	5.50%		11/1/2018	AA-	4,425	5,028,835
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	AAA	8,720	10,132,291
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	AAA	12,640	14,985,478
CO Public Auth–ML	5.75%		11/15/2018	A-	5,690	6,083,862
East Baton Rouge Swr Comm	0.638%	#	2/1/2046	AA-	7,355	7,369,122
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,136,480
Houston Util Sys	5.00%		11/15/2018	AA	5,000	5,616,000
Houston Util Sys	5.00%		11/15/2018	AA	1,750	1,965,600
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,863,739
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,808,300
Houston Util Sys (SIFMA)	0.77%	#	5/15/2034	AA	23,000	23,004,140

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
IL Fin Auth–Peoples Gas	1.875%		2/1/2033	Aa3	$6,500	$6,526,845
Intermountain Pwr Agy	5.00%		7/1/2018	A+	2,400	2,661,456
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,680,128
Lakeland Energy	0.77%	#	10/1/2017	AA	17,000	17,095,880
Long Island Power Auth	0.788%	#	5/1/2033	A-	10,000	9,997,300
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,218,597
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,337,110
Louisville/Jeff Co Poll Ctl–Louisville Gas & Elec Co	1.65%		10/1/2033	A1	6,000	6,061,260
Maricopa Co Poll Ctl–NM Pub Svc	2.40%		6/1/2043	BBB	7,500	7,467,075
MEAG–Proj 1	5.00%		1/1/2018	A	3,145	3,433,051
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	8,175,930
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	4,892,129
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,301,520
NC Muni Pwr Agy #1–Catawba Elec	5.00%		1/1/2018	A	8,825	9,618,897
New Orleans Sewer	5.00%		6/1/2018	A	1,000	1,096,250
NY Energy–NY St Elec & Gas	2.25%		12/1/2015	A3	10,000	10,028,700
OH Air Quality–FirstEnergy	2.25%		8/1/2029	BBB-	5,000	5,017,200
PA Econ Dev–Waste Mgmt	1.50%		11/1/2021	A-	3,000	2,990,190
Peninsula Ports Auth–Dominion Proj	2.375%		10/1/2033	BBB+	5,000	5,054,600
Philadelphia Gas Works	5.00%		8/1/2019	A-	7,500	8,414,925
Philadelphia Gas Works	5.00%		8/1/2020	A-	2,000	2,282,360
Philadelphia Water & Wastewater	5.00%		7/1/2019	A1	2,390	2,714,466
Philadelphia Water & Wastewater	5.00%		7/1/2020	A1	4,500	5,193,225
PR Elec Pwr Auth	5.25%		7/1/2018	Caa3	2,000	1,295,000
Rockport Poll Ctl–IN/MI Pwr Co	1.75%		6/1/2025	Baa1	5,590	5,605,876
Stockton PFA–Wastewater (BAM)	4.00%		9/1/2017	AA	875	928,699
Stockton PFA–Wastewater (BAM)	4.00%		9/1/2018	AA	1,000	1,077,620
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,983,608
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,152,130
TEAC–Goldman Sachs	5.25%		9/1/2018	A-	5,755	6,340,341
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,311,400
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,123,530
Wise Co IDA–VA Elec & Pwr Co	2.15%		10/1/2040	A2	5,425	5,490,751
York Co EDA–VA Elec & Pwr Co	1.875%		5/1/2033	A2	3,750	3,801,900
Total						257,651,798
Total Municipal Bonds (cost $1,724,728,592)						1,744,811,158

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
SHORT-TERM INVESTMENTS 11.92%

MUNICIPAL BOND 0.37%

Tax Revenue
MI Fin Auth–Detroit Sch Dist† (cost $7,500,000)	5.75%	8/22/2016	NR	$7,500	$7,499,775

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
Variable Rate Demand Notes 11.55%

Corporate-Backed 4.46%
MS Bus Fin Corp–Grand Alliance	0.35%	10/1/2015	1/1/2033	BBB+	11,475	11,475,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	10,110	10,110,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	11/1/2040	A2	28,800	28,800,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	4/1/2040	A2	20,000	20,000,000
St James Parish–Nucor Steel	0.32%	10/7/2015	11/1/2040	A-	20,000	20,000,000
Total						90,385,000

Education 1.07%
Met Govt Nashville H & E–Fisk Univ	0.35%	10/1/2015	12/1/2020	Baa1	4,735	4,735,000
NJ Higher Ed Assistance Auth†	0.22%	10/1/2015	6/1/2030	AA	12,000	12,000,000
OH Hi Ed–Univ Dayton	1.27%	10/1/2015	7/1/2016	A	5,000	5,002,050
Total						21,737,050

Health Care 1.62%
AR DFA–Baptist Mem Hlth	0.70%	10/1/2015	9/1/2044	A-	10,000	10,000,000
MD Hlth & Hi Ed–LifeBridge Hlth (AG)†	0.22%	10/1/2015	1/1/2038	AA	13,960	13,960,000
NJ Hlth–Christian Hlth Care Ctr	0.32%	10/1/2015	7/1/2038	A-	7,770	7,770,000
WI Hlth & Ed–Pooled Loan Fin	0.77%	10/7/2015	2/1/2022	A2	990	990,000
Total						32,720,000

Lease Obligations 1.68%
Palm Beach Co Sch Brd COP	0.28%	10/1/2015	8/1/2029	BBB	28,500	28,500,000
Pima Co IDA–Clark Co Detention†	0.30%	10/1/2015	9/1/2033	AA-	5,500	5,500,000
Total						34,000,000

See Notes to Financial Statements.	35

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2015

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s(a)	(000)	Value
Other Revenue 0.35%
WI Hlth & Ed–Maranatha
Baptist	0.77%	10/1/2015	8/1/2026	BBB+	$7,100	$7,100,000

Utilities 2.37%
Appling CO Dev–GA Power	0.23%	10/1/2015	9/1/2041	A-	13,000	13,000,000
Floyd Co Dev–GA Power	0.23%	10/1/2015	9/1/2026	A-	2,180	2,180,000
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	12,550	12,550,000
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	20,200	20,200,000
Total						47,930,000
Total Variable Rate Demand Notes (cost $233,870,000)						233,872,050
Total Short-Term Investments (cost $241,370,000)						241,371,825
Total Investments in Securities 98.06% (cost $1,966,098,592)						1,986,182,983
Cash and Other Assets in Excess of Liabilities 1.94%						39,311,635
Net Assets 100.00%						$2,025,494,618

Note: See Footnotes to Schedules of Investments on page 134 of this report.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,752,310,933	$–	$1,752,310,933
Variable Rate Demand Notes	–	233,872,050	–	233,872,050
Total	$–	$1,986,182,983	$–	$1,986,182,983

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.

36	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.33%

Corporate-Backed 7.45%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,308,832
Allegheny Co IDA–US Steel	6.50%	5/1/2017	BB-	3,315	3,429,699
Alliance Arpt–FedEx AMT	4.85%	4/1/2021	Baa1	1,000	1,011,250
Babylon IDA–Covanta	5.00%	1/1/2019	AA	4,000	4,471,880
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,004,740
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	2,700	2,889,405
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	550	584,672
Burke Co Dev–Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,073,560
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	10,000	11,020,600
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,582,625
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,511,210
Farmington Poll Ctl–NM Pub Svc	4.75%	6/1/2040	BBB	5,000	5,221,850
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,951,128
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,161,720
Gulf Coast IDA–CITGO TX AMT	4.875%	5/1/2025	B+	4,900	5,098,499
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,660	8,091,335
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	10,000	10,862,000
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,175	4,427,337
IN Fin Auth–US Steel	6.00%	12/1/2019	BB-	5,145	5,424,219
Indianapolis Local Pub Impt–IND Arpt AMT(e)	5.00%	1/1/2026	A1	9,425	10,951,850
Indianapolis Local Pub Impt–IND Arpt AMT(e)	5.00%	1/1/2027	A1	8,300	9,536,202
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,346,240
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,780	7,980,941
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	Baa1	1,800	1,976,094
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,505,595
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,073,680
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1	6,000	6,086,820
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,115,760
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2016	NR	2,570	1,439,200
Nez Perce Co Poll Ctl–Potlatch	6.00%	10/1/2024	BB+	1,000	1,000,710
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	5,300	5,337,100
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	BB-	3,115	3,252,776
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,231,393
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	14,928,088

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Corporate-Backed (continued)
NY Energy–NY State Elec & Gas	2.00%	6/1/2029	A3		$9,000	$8,922,060
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		4,300	4,588,229
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB		3,500	3,723,895
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-		8,200	8,424,680
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		1,665	1,679,269
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		6,625	7,089,214
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-		7,710	8,314,001
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB		10,500	11,148,480
Tulsa Mun Arpt Trust–American
Airlines AMT	5.00%	6/1/2035	BB-		4,000	4,344,280
Valdez Marine Term–BP	5.00%	1/1/2021	A		10,000	11,277,700
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,732,080
Valparaiso Facs–Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,054,350
West Pace Coop Dist(f)	9.125%	5/1/2039	NR		4,900	3,935,141
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A		5,000	5,700,050
WI PFA–TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,063,425
Total						280,885,864

Education 5.54%
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,900,553
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1		420	457,766
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1		430	467,118
CA Fin Auth–Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,106,482
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	5,919,550
CA State Univ Sys	5.00%	11/1/2026	Aa2		2,750	3,389,073
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,074,088
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR		3,500	3,519,985
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,048,904
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	8,845,848
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2019	A-		1,910	2,128,485
IA HI Ed–Wartburg Clg	5.00%	10/1/2032	BB	(c)	5,000	5,043,000
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2016	Baa3		2,500	2,537,900
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,013,240
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,232,420
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	9,805,250
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB		1,500	1,639,605
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,235,914
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+		5,135	5,686,961

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
MA DFA–Emerson Clg	5.00%		1/1/2027	BBB+	$2,700	$2,950,290
MA DFA–Emerson Clg	5.00%		1/1/2028	BBB+	1,810	1,960,194
MA Hlth & Ed–Harvard Univ	5.25%		11/15/2019	AAA	2,850	3,274,052
Marietta Dev Auth–Life Univ	6.25%		6/15/2020	Ba3	1,750	1,855,945
MI Hi Ed–Creative Studies	5.00%		12/1/2016	Baa2	845	850,188
MI Hi Ed–Creative Studies	5.25%		12/1/2018	Baa2	1,120	1,127,090
NC Cap Facs–High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,663,525
NH Hlth & Ed–Univ Sys of NH	5.50%		7/1/2020	Aa3	1,890	2,163,842
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,843,500
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,595,300
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	1,890	2,075,485
NY Dorm–Pace Univ	5.00%		5/1/2023	BB+	1,000	1,103,190
NY Dorm–Pace Univ	5.00%		5/1/2026	BB+	1,000	1,095,510
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,420,140
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	5,863,125
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	4,899,079
PR Indl Tourist–Inter American Univ	5.00%		10/1/2019	A-	1,000	1,000,530
PR Indl Tourist–Inter American Univ	5.00%		10/1/2020	A-	1,000	996,510
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa2	1,500	1,672,170
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa2	1,360	1,504,486
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,388,595
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,525,950
Univ California	5.00%		5/15/2026	AA	15,000	18,021,300
Univ California	5.00%		5/15/2048	AA	10,000	12,171,100
Univ of North Carolina–Chapel Hill	0.882%	#	12/1/2041	AAA	15,000	15,040,650
Univ of North Carolina–Wilmington	5.00%		6/1/2021	A2	1,950	2,272,647
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A2	2,435	2,873,397
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A2	2,560	3,039,923
Univ of Toledo	5.00%		6/1/2019	A1	2,800	3,155,796
UT Brd Regents–Univ UT	5.00%		8/1/2021	Aa1	2,400	2,857,752
UT Brd Regents–Univ UT	5.00%		8/1/2022	Aa1	3,500	4,213,440
Western MI Univ (AG)	5.25%		11/15/2020	AA	3,980	4,498,116
Total						209,024,959

General Obligation 15.82%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,969,050
Bellwood GO	6.15%		12/1/2032	A	3,770	4,476,046
CA State GO	5.00%		8/1/2018	AA-	3,000	3,173,160

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
CA State GO	5.00%	2/1/2021	AA-	$6,045	$7,164,050
CA State GO	5.00%	9/1/2021	AA-	15,500	18,535,365
CA State GO	5.00%	9/1/2021	AA-	13,685	16,364,934
CA State GO	5.00%	2/1/2022	AA-	20,000	23,953,200
CA State GO	5.00%	3/1/2025	AA-	7,000	8,663,620
CA State GO	5.00%	3/1/2025	AA-	10,000	12,376,600
CA State GO	5.00%	3/1/2026	AA-	5,000	6,098,050
CA State GO	5.00%	10/1/2027	AA-	10,000	11,832,600
CA State GO	5.25%	10/1/2020	AA-	10,120	11,780,490
CA State GO	5.25%	3/1/2022	AA-	6,320	7,367,730
CA State GO	5.25%	9/1/2024	AA-	10,000	12,061,400
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,672,960
Chicago GO	5.00%	1/1/2020	BBB+	1,450	1,492,253
Chicago GO	5.00%	1/1/2021	BBB+	5,000	5,063,950
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,810,715
Chicago GO	5.125%	1/1/2027	BBB+	3,000	2,993,430
Chicago GO	5.25%	1/1/2028	BBB+	3,845	3,824,083
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,779,947
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	12,994,327
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,458,050
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,484,150
Cook Co GO	5.00%	11/15/2025	AA	6,000	6,448,620
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,016,380
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,872,750
Detroit–State Aid GO	4.50%	11/1/2023	AA	13,105	13,752,387
Detroit–State Aid GO	5.00%	11/1/2018	AA	3,320	3,528,463
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	253,627
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,971,550
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,257,370
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,924,425
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,785,000
Harris Co Toll Rd GO	5.00%	8/15/2024	AA-	5,000	5,561,150
HI State GO	5.00%	8/1/2026	AA	7,545	9,156,310
Houston GO	5.00%	3/1/2023	AA+	4,000	4,825,160
Houston GO	5.00%	3/1/2024	AA+	2,000	2,441,300
IL State GO	5.00%	2/1/2020	A-	2,175	2,353,698

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
IL State GO	5.00%	7/1/2022	A-	$6,500	$7,047,950
IL State GO	5.00%	8/1/2023	A-	5,350	5,818,392
IL State GO	5.25%	7/1/2030	A-	5,430	5,722,297
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA	2,700	2,852,631
King Co Sch Dist #414–Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,814,825
LA State GO	5.00%	8/1/2025	AA	8,660	10,463,272
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	9,027,410
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,239,880
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,661,739
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,205,658
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,576,475
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,869,175
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,602,520
MA State GO	5.00%	4/1/2024	AA+	7,500	8,873,775
MA State GO	5.00%	8/1/2024	AA+	5,000	6,184,700
MA State GO	5.00%	9/1/2024	AA+	1,505	1,816,400
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,606,453
NV State GO	5.00%	11/1/2026	AA	7,500	9,144,375
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,776,975
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,018,400
NYC GO	5.00%	10/1/2021	AA	6,000	7,134,180
NYC GO	5.00%	8/1/2022	AA	10,000	11,815,600
NYC GO	5.00%	8/1/2025	AA	12,000	14,335,440
NYC GO	5.00%	8/1/2026	AA	5,235	6,105,685
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,301,973
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,572,190
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,459,792
PR Comwlth GO	5.00%	7/1/2027	Caa3	4,500	2,947,500
PR Comwlth GO	5.00%	7/1/2033	Caa3	5,035	3,260,162
PR Comwlth GO	5.00%	7/1/2041	Caa3	9,940	6,411,300
PR Comwlth GO	5.25%	7/1/2016	Caa3	5,000	4,131,550
PR Comwlth GO	5.25%	7/1/2026	Caa3	3,475	2,289,156
PR Comwlth GO	5.25%	7/1/2032	Caa3	1,700	1,107,142
PR Comwlth GO	5.375%	7/1/2030	Caa3	10,110	6,622,151
PR Comwlth GO	5.375%	7/1/2033	Caa3	1,075	700,094
PR Comwlth GO	5.50%	7/1/2026	Caa3	12,500	8,265,625

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Comwlth GO	5.50%		7/1/2039	Caa3		$5,320	$3,458,000
PR Comwlth GO	5.75%		7/1/2028	Caa3		5,125	3,382,551
PR Comwlth GO	5.75%		7/1/2041	Caa3		4,430	2,890,575
PR Comwlth GO	8.00%		7/1/2035	Caa3		13,500	10,158,750
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	857,069
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Caa3		550	539,968
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3		1,620	1,462,050
PR Comwlth Govt Dev Bank	5.00%		12/1/2015	CC		5,000	2,700,500
PR Pub Bldg Auth GTD	5.25%		7/1/2029	Caa3		2,040	1,221,450
PR Pub Bldg Auth GTD	5.75%		7/1/2022	Caa3		6,805	4,313,349
PR Pub Bldg Auth GTD (AMBAC)	5.50%		7/1/2035	Caa3		4,245	4,232,774
RI State GO	5.00%		8/1/2022	AA		6,480	7,713,792
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,900,716
TX State GO	5.00%		10/1/2022	AAA		13,000	15,710,890
TX State GO	5.00%		10/1/2026	AAA		10,000	12,062,800
WA State GO	5.00%		8/1/2022	AA+		14,245	16,926,906
WA State GO	5.00%		1/1/2024	AA+		5,000	5,733,750
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,665,860
Woonsocket GO	7.125%		6/15/2016	B2		1,050	1,073,772
Worcester GO (AGM)	5.25%		10/1/2019	AA		1,000	1,048,430
Worcester GO (AGM)	5.25%		10/1/2020	AA		1,195	1,252,635
Total							596,627,779

Health Care 13.98%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(c)	4,000	4,240,000
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(c)	1,000	1,066,330
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,080,300
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,207,780
Albany IDA–St Peters Hsp	5.00%		11/15/2015	A3		200	201,086
AR DFA–Baptist Mem Hlth	1.57%	#	9/1/2044	A-		12,000	11,999,880
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,155,784
AZ Hlth Facs–Phoenix Childrens Hsp	1.87%	#	2/1/2048	BBB+		14,500	14,913,685
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,488,520
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,520,000
Blount Co Hlth & Ed–Asbury	5.125%		4/1/2023	NR		4,175	4,229,567
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,760,235
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,139,550
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,258,480

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		$4,880	$5,464,185
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,116,070
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,409,080
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,425,203
CA Hlth–City of Hope	5.00%	11/15/2023	A+		1,470	1,753,416
CA Hlth–St Joseph Hlth	5.00%	7/1/2034	AA-		3,000	3,605,400
CA Hlth–St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,744,900
CA Hlth–Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,100,137
CA Stwde–Fountainview Gonda	3.00%	8/1/2021	AA-		5,200	5,302,180
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,427,309
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB+		5,000	5,423,050
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB+		4,500	4,768,020
CA Stwde–So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,600	1,734,224
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,412,650
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,263,092
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,419,763
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,113,240
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		1,500	1,668,600
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	619,830
CO Hlth Facs–Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,496,560
Comanche Co Hsp Auth	5.00%	7/1/2022	BBB-		2,435	2,641,805
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,246,416
DC Hsp–Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,031,942
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		3,325	3,498,100
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	875,528
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,034,240
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2026	BB		1,900	1,944,061
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,674,915
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(c)	3,085	3,363,205
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,479,200
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,802,034
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,202,620
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		385	423,488
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,766,090
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(c)	1,385	1,581,462
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(c)	1,325	1,321,635
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(c)	545	543,087

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB	(c)	$1,500	$1,655,400
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	2,004,340
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,079,422
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,115,016
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,453,036
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,873,388
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,104,430
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,855,905
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,976,641
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,658,893
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,786,672
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		780	782,285
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,483,400
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(c)	1,710	1,885,207
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(c)	1,000	1,068,680
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,257,800
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		3,275	3,284,203
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,417,889
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		3,200	3,627,168
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,169,025
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,567,077
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,275,218
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,830,400
MD Hlth & Hi Ed–Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,617,700
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,664,894
Mesquite Hlth–Christian Care Ctrs	5.50%	2/15/2025	BBB-	(c)	3,250	3,265,698
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,033,387
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2019	BBB		2,660	2,936,906
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	BBB		2,960	3,322,245
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	BBB		7,250	7,948,972
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,773,896
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,330,835
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,639,890
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,174,820
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,464,280
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,252,280

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa2		$3,000	$3,333,600
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,045,612
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,158,916
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,020,500
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		1,525	1,575,508
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,618,906
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,234,680
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,780,020
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,342,180
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,372,280
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,612,118
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,800,080
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,657,710
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,171,000
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,059,867
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,163,917
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,103,295
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		4,545	4,804,065
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,253,939
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(c)	1,000	1,022,880
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,213,100
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,479,200
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,260,560
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,123,840
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,908,486
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,947,550
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,799,320
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,698,350
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,294,650
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BB+		2,230	2,277,209
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	7,925,250
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,432,400
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	12,789,730
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,036,840
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB	(c)	750	794,175
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,956,902

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care (continued)
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%		5/1/2019	AA-		$1,380	$1,415,673
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%		5/1/2022	AA-		725	742,893
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	BBB-		3,735	4,097,108
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	BBB-		4,500	4,919,670
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	1,860	1,869,337
Tarrant Co Cultural–Christus Hlth (AG)	5.75%		7/1/2018	AA		1,820	1,962,670
Thomasville Hsp Auth–John Archbold	4.75%		11/1/2025	A+		6,150	6,168,204
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	Baa1		3,975	4,437,412
Univ Med Ctr Corp	6.00%		7/1/2024	NR		1,000	1,178,580
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,800	1,824,444
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,670	1,784,646
Westchester Co Hlth Care	5.00%		11/1/2019	Baa1		4,000	4,500,360
Westchester Co Hlth Care	5.125%		11/1/2020	Baa1		5,500	6,296,455
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(c)	1,350	1,460,484
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,257,559
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	A2		5,575	6,231,177
WI Hlth & Ed–Wheaton Franciscan Hlth	5.25%		8/15/2018	A-		2,000	2,068,980
WI PFA–Rose Villa	3.75%		11/15/2019	NR		565	566,000
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Baa2		3,450	3,725,034
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Baa2		2,275	2,396,417
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,041,700
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,017,580
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		1,600	1,678,272
Total							527,304,522

Housing 0.68%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	617,055
Athens Hsg Auth–UGA E Campus Hsg	4.00%		12/1/2019	Aa2		2,045	2,220,891
CA Stwde–American Baptist	2.10%		10/1/2019	BBB+	(c)	2,200	2,201,188
CA Stwde–CHF-Irvine LLC	6.00%		5/15/2023	Baa2		2,000	2,190,700
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(c)	1,500	1,560,495
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2030	BBB-		6,000	6,385,020
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,794,731
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,673,425
NYC IDA–Yankee Stadium (FGIC)	0.99%	#	3/1/2021	BBB		3,850	3,682,987
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	Baa3		155	162,115

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Housing (continued)
WA Hsg–Emerald Heights	4.00%	7/1/2019	A-	(c)	$1,130	$1,186,398
WA Hsg–Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,116,640
Total						25,791,645

Lease Obligations 7.01%
Broward Co Sch Brd COP	5.00%	7/1/2021	A1		5,000	5,874,500
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2020	A+		4,085	4,600,404
CA Pub Wks–Dept Hsps	5.00%	6/1/2023	A+		3,000	3,616,920
CA Pub Wks–Various Cap Proj	5.00%	3/1/2018	A+		7,490	8,236,079
CA Pub Wks–Various Cap Proj	5.00%	11/1/2019	A+		1,000	1,148,430
CA Pub Wks–Various Cap Proj	5.00%	11/1/2020	A+		1,500	1,754,670
CA Pub Wks–Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,828,435
CA Pub Wks–Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,187,710
CA Pub Wks–Various Cap Proj	5.00%	4/1/2022	A+		4,200	5,008,290
CA Pub Wks–Various Cap Proj	5.25%	10/1/2019	A+		11,370	13,143,834
Cleveland COP–Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,726,335
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,669,695
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA		3,800	4,295,520
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,477,800
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	7,165,722
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2019	AA		2,500	2,839,650
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,238,745
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,955,771
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+		2,870	2,994,615
Houston Co Coop Dist–Country Crossing(f)	12.50%	5/15/2020	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,339,420
IN Fin Auth–I-69 AMT	5.25%	9/1/2026	BBB-		1,100	1,251,580
IN Fin Auth–I-69 AMT	5.25%	9/1/2027	BBB-		1,400	1,582,588
IN Fin Auth–Stadium	5.25%	2/1/2029	AA+		2,500	2,980,050
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,739,526
KY Ppty & Bldgs Commn–Proj #93 (AG)	5.25%	2/1/2020	AA		2,000	2,262,300
LA PFA–Hurricane Recovery	5.00%	6/1/2020	Aa3		3,300	3,799,785
LA PFA–Hurricane Recovery	5.00%	6/1/2023	Aa3		3,200	3,808,160
LA PFA–Hurricane Recovery	5.00%	6/1/2024	Aa3		6,840	8,228,178
Los Angeles Co COP–Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,501,438
MD EDC–Public Hlth Lab	5.00%	6/1/2019	AA+		5,415	6,165,411
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A		2,560	2,620,390

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	Aa3	$3,865	$4,572,527
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	Aa3	6,915	8,180,860
NJ EDA–Sch Facs	5.00%	3/1/2023	A-	7,445	7,893,338
NJ EDA–Sch Facs	5.25%	12/15/2020	A-	8,125	8,777,194
NJ EDA–Sch Facs	5.25%	9/1/2023	NR	3,455	4,105,507
NJ EDA–Sch Facs	5.25%	9/1/2023	A-	6,545	7,004,590
NJ EDA–Sch Facs	5.25%	9/1/2025	A-	5,550	5,925,735
NJ EDA–Transit Proj	5.00%	5/1/2018	A-	1,425	1,501,893
NJ EDA–Transit Proj	5.00%	5/1/2019	A-	3,000	3,192,330
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,106,190
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,415,409
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	1,320	1,441,504
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	1,920	2,096,733
NY UDC–Svc Contract	5.00%	1/1/2022	AA	3,705	4,253,636
NYC TFA–Bldg Aid	5.00%	7/15/2026	AA	1,750	2,100,578
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA	1,500	1,773,300
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	9,176,443
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	10,169,600
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,995,270
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,295,580
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	6,009,992
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	4,976,775
PR Pub Bldg Auth GTD	5.25%	7/1/2033	Caa3	2,000	1,172,500
PR Pub Bldg Auth GTD	7.00%	7/1/2021	Caa3	5,000	3,162,800
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-	2,000	2,266,940
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,741,445
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,400,250
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022	AA	1,000	1,203,320
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA	1,000	1,215,900
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,500
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,610
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,443
Total					264,346,163

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s(a)		(000)	Value
Other Revenue 3.62%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030		A3		$11,300	$12,103,882
Austin Convention†	6.00%	1/1/2017		BB		1,935	2,038,716
Baker Correctional Dev	7.50%	2/1/2030		NR		1,200	949,032
Baytown Twp–St Croix Prep Admy	6.00%	8/1/2018		BB		1,160	1,200,380
Brooklyn Arena LDC–Barclays Ctr	5.75%	7/15/2019		BBB-		2,715	3,068,765
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,450,759
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026		A-		10,250	11,895,330
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BBB-		6,410	6,564,866
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,757,025
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,737,750
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,389,037
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	981,301
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,735,719
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,171,540
FL Brd Ed–Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,898,704
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(c)	3,000	3,478,410
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,182,160
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		810	833,822
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,439,540
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,597,000
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,443,965
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2016		NR		700	392,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019		A-		1,900	2,065,585
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		A-		1,400	1,534,792
MI St Strategic Fd(g)	Zero Coupon	–	(h)	NR		400	40
Minneapolis–Ntl Marrow Donor	4.875%	8/1/2025		BBB+		5,000	5,202,100
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+		3,225	3,414,307
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,521,850
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,859,525
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,812,650
PA IDA–Economic Dev	5.00%	7/1/2019		A+		3,500	3,962,805
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,303,160
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015		AA-		5,000	5,013,150
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-		2,400	2,540,760
WA Eda–Waste Mgmt†	2.125%	6/1/2020		A-		4,000	4,025,960
Total							136,566,387

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax 1.73%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	$5,500	$5,805,195
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020	A2	2,010	2,247,642
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,152,760
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,085,240
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,647,915
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,755,497
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,375,256
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,197,093
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,198,200
Houston Co Coop Dist–Country Crossing(f)	10.00%	5/1/2039	NR	5,000	550,000
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,379,431
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,555,636
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,947,422
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,202,938
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,312,814
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	190	198,444
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	4,630	4,943,312
Village CDD #9	5.00%	5/1/2022	NR	1,370	1,427,170
Village CDD #9	5.25%	5/1/2031	NR	1,770	1,991,303
Village CDD #9	5.75%	5/1/2021	NR	2,855	3,117,146
Village CDD #9	6.75%	5/1/2031	NR	2,525	2,960,815
Total					65,051,229

Tax Revenue 7.66%
Bay Area Rapid Transit Dist(e)	5.00%	7/1/2026	AA+	1,000	1,245,020
Bay Area Rapid Transit Dist(e)	5.00%	7/1/2027	AA+	3,000	3,690,750
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,589,770
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,764,929
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	5,971,700
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-	5,000	6,054,400
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,051,160
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,044,650
Guam Ltd Oblig–Section 30 Landfill	5.375%	12/1/2024	BBB+	1,000	1,121,380
Guam Ltd Oblig–Section 30 Landfill	5.50%	12/1/2019	BBB+	1,000	1,146,400
IL Sales Tax	5.00%	6/15/2019	AAA	5,000	5,594,000
Jacksonville Sales Tax	5.00%	10/1/2021	A1	2,500	2,950,700
LA Stadium & Expo Dist	5.00%	7/1/2021	A3	1,030	1,208,921

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tax Revenue (continued)
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		$5,665	$6,661,983
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,601,325
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,162,253
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,738,500
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB+		2,500	2,800,000
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB+		5,000	5,715,600
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,745,152
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,234,780
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	6,910,015
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	515,445
NM Severance Tax	5.00%	7/1/2022	Aa1		5,225	5,946,677
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	17,344,650
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	11,925,400
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	18,195,487
NY Twy Auth–Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,656,000
NY UDC–PIT	5.00%	3/15/2026	AAA		15,000	17,939,550
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	11,742,300
NYC TFA–Future Tax	5.00%	5/1/2025	AAA		4,885	5,403,640
NYC TFA–Future Tax	5.50%	11/1/2027	AAA		8,850	10,649,382
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		2,010	2,261,049
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,364,520
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,868,840
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,271,152
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	711,563
PR Corp Sales Tax	5.25%	8/1/2040	Caa3		8,000	5,010,000
PR Corp Sales Tax	5.25%	8/1/2041	CC		7,570	3,207,788
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	4,306,575
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	3,743,262
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,216,838
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	5,992,650
UT Trans Auth	5.00%	6/15/2028	AAA		12,000	14,591,160
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,110,670
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,643,935
Virgin Islands PFA–Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,065	2,263,385
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,042,660
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,308,160
WI Trsp	5.00%	7/1/2024	AA+		5,000	6,152,000

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Tax Revenue (continued)
WI Trsp	5.00%		7/1/2026	AA+		$6,000	$7,388,400
Total							288,776,526

Tobacco 4.22%
Buckeye Tobacco	5.125%		6/1/2024	B-		26,490	22,715,705
Buckeye Tobacco	5.75%		6/1/2034	B-		1,360	1,127,603
Buckeye Tobacco	5.875%		6/1/2030	B-		23,850	20,436,349
Golden St Tobacco	4.50%		6/1/2027	B		11,875	11,415,438
Golden St Tobacco	5.00%		6/1/2033	B-		15,000	13,098,000
Inland Empire Tobacco	4.625%		6/1/2021	B-	(c)	2,325	2,292,473
Inland Empire Tobacco	5.00%		6/1/2021	B-	(c)	3,085	3,075,776
MI Tob Settlement	5.125%		6/1/2022	B-		4,995	4,466,179
MI Tob Settlement	5.25%		6/1/2022	B-		6,710	6,043,429
Nthrn AK Tobacco	4.625%		6/1/2023	Ba1		2,860	2,870,925
Railsplitter Tobacco Settlement Auth	6.25%		6/1/2024	A		8,500	8,794,185
RI Tob Settlement	5.00%		6/1/2027	BBB		2,500	2,742,575
RI Tob Settlement	5.00%		6/1/2028	BBB		2,000	2,155,460
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A		1,000	1,146,900
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A		1,000	1,135,120
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A		1,000	1,125,660
Tobacco Settlement Auth WA	5.00%		6/1/2021	A		6,880	7,895,006
Tobacco Settlement Auth WA	5.00%		6/1/2023	A		6,250	7,228,625
Tobacco Settlement Fin Corp LA	5.00%		5/15/2022	A		5,000	5,727,700
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB		12,030	12,096,045
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	B+		5,000	4,834,250
Tobacco Settlement Fin Corp NJ	4.75%		6/1/2034	B-		10,500	8,141,070
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2029	B		10,000	8,614,200
Total							159,178,673

Transportation 16.80%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		2,750	3,275,002
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-		4,075	4,834,539
Atlanta Arpt	5.50%		1/1/2021	Aa3		3,000	3,588,960
Atlanta Arpt–PFC	5.00%		1/1/2029	A+		2,500	2,886,150
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+		10,000	11,844,900
Bay Area Toll Auth	0.72%	#	4/1/2047	AA		6,000	6,010,800
Bay Area Toll Auth	1.875%		4/1/2047	AA		5,000	5,088,450
Bay Area Toll Auth	2.00%		4/1/2034	AA		9,000	9,089,820

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Central TX Mobility Auth	5.00%	1/1/2033	BBB-	$3,000	$3,229,740
Central TX Mobility Auth	5.75%	1/1/2019	BBB	1,500	1,668,525
Central TX Mobility Auth	5.75%	1/1/2020	BBB	1,000	1,133,350
Central TX Mobility Auth	5.75%	1/1/2031	BBB	2,000	2,326,840
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,609,190
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,871,750
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,763,221
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,679,390
Chicago Midway Arpt	5.00%	1/1/2026	A-	6,075	7,037,462
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-	3,000	3,398,100
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,681,974
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,680,355
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A	6,320	6,989,035
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	13,123,442
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,573,950
Clark Co Arpt–McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,383,402
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	714,026
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	438,536
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	579,092
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	517,247
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,051,860
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,736,150
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,322,191
E–470 Hwy Auth	5.00%	9/1/2020	BBB+	900	1,012,095
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,436,859
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,042,920
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,906,272
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	8,634,320
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,667,150
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,779,950
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,164,820
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,932,589
KY Pub Trsp Auth–Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,273,640
KY Tpk Auth	5.00%	7/1/2026	AA	5,215	6,153,387
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,411,500
Los Angeles Dept Arpts–LAX	5.00%	5/15/2028	AA-	2,000	2,390,800
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,459,713

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	$1,625	$1,910,708
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,646,945
MA Trans Fd–Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,695,154
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,802,794
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,082,160
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,412,133
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,735,365
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,808,959
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	5,872,091
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	3,965,360
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,750	2,072,123
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,358,500
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,500	2,970,100
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	4,096,225
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,523,099
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	4,062,905
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A	2,000	2,305,760
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,799,195
MTA NY	5.00%	11/15/2021	AA-	1,500	1,774,665
MTA NY	5.00%	11/1/2023	AA-	5,640	6,721,921
MTA NY	5.00%	11/15/2025	AA-	3,500	4,166,995
MTA NY–Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,582,776
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,424,832
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,229,960
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,371,940
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,511,112
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,362,150
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,856,400
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,569,633
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,527,460
NJ Trans Trust Fund	5.75%	6/15/2020	A-	7,645	8,342,453
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,182,110
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,920,950
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,925,350
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,044,285
North TX Twy Auth	6.25%	1/1/2024	A1	5,000	5,799,650
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,255,505

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
NY Twy Auth	5.00%	5/1/2019	A-	$4,570	$5,158,296
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,440,250
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,889,440
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,351,804
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,126,542
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,483,300
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	15,009,120
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,135,285
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,748,225
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,444,752
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,958,300
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,556,269
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,761,675
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,468,597
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,137,900
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,789,420
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,174,140
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,015,310
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,495,345
PR Conv Ctr Auth (AMBAC)	5.00%	7/1/2031	CC	3,000	2,507,490
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	1,745	667,463
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	464,738
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,646,663
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	1,147,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	972,510
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,786,693
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,035,732
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,072,261
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,144,522
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,591,700
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,489,871
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,082,150
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,426,140
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,665,241
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,936,780
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,249,960
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	6,028,602

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	A+	$2,500	$2,861,675
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,860,687
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,679,359
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,650,995
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,409,080
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,149,915
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,390,505
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,870,700
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,778,900
Wayne CO Arpt AMT(e)	5.00%	12/1/2026	A	1,500	1,706,880
Wayne CO Arpt AMT(e)	5.00%	12/1/2027	A	2,000	2,255,720
Total					633,757,589

Utilities 13.82%
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,233,142
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,850,440
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2021	A1	1,300	1,508,052
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	20,000	20,234,400
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	19,083,220
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2021	AAA	4,610	5,564,270
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2022	AAA	11,080	13,566,906
Central Plains–Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,345,025
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	18,518,700
Energy Northwest–Proj 1	5.00%	7/1/2027	Aa1	9,650	11,084,279
Farmington Poll Ctl–AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,753,065
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,591,782
FL Muni Pwr Agy–St Lucie	5.00%	10/1/2021	A2	3,650	4,176,367
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,106,490
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,042,750
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,583,380
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,019,000
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,867,560
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,483,352
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	369,080
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,326,820
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,861,389

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Utilities (continued)
KS DFA–Dept Hlth & Env	5.00%		3/1/2021	AAA		$6,680	$7,710,056
Lakeland Energy (AGM)	5.00%		10/1/2018	AA		3,975	4,440,791
Long Beach Nat Gas–ML	1.644%	#	11/15/2026	A-		4,000	3,849,880
Long Island Power Auth	5.00%		5/1/2019	A-		1,000	1,121,650
Long Island Power Auth	5.00%		5/1/2020	A-		2,930	3,343,863
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2022	AA-		4,250	5,044,367
Los Angeles USD	5.00%		7/1/2023	Aa2		10,000	12,229,000
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA		4,705	5,320,649
Lower Colo Riv Auth	5.00%		5/15/2020	A		3,930	4,515,963
Lower Colo Riv Auth	5.00%		5/15/2020	A		3,130	3,596,683
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A1		5,225	6,122,603
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1		5,005	5,826,971
Main St Nat Gas–ML	5.00%		3/15/2021	A-		2,500	2,808,125
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A		1,650	1,913,670
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A		6,200	7,140,230
MEAG–Proj 1	5.00%		1/1/2021	A		4,185	4,888,038
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA		3,000	3,371,670
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2		2,000	2,369,840
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2		1,500	1,771,470
Modesto Irrigation Dist	5.00%		7/1/2023	A+		1,780	2,156,790
Modesto Irrigation Dist	5.00%		7/1/2024	A+		3,720	4,457,341
Modesto Irrigation Dist	5.00%		7/1/2025	A+		8,410	9,971,737
NC Eastern Muni Pwr	5.00%		1/1/2019	A-		2,245	2,529,688
NC Muni Pwr Agy #1–Catawba Elec	5.00%		1/1/2019	AAA	(c)	1,765	1,991,838
NC Muni Pwr Agy #1–Catawba Elec	5.00%		1/1/2019	A		4,735	5,300,028
New Orleans Sewer	5.00%		6/1/2020	A		1,400	1,597,162
New Orleans Sewer	5.00%		6/1/2021	A		400	462,700
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB+		8,000	8,800,720
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+		3,600	4,237,884
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-		1,000	1,013,450
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-		2,000	2,026,900
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		4,250	4,641,638
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		8,000	8,888,880
OH Wtr Dev Auth	5.00%		6/1/2023	AAA		5,500	6,709,340
PA Econ Dev–Philadelphia Biosolids	5.25%		1/1/2016	Baa3		2,225	2,239,841
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3		1,030	1,085,074
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1		5,000	5,371,600

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
Philadelphia Gas Works	5.00%		8/1/2026	A-	$1,000	$1,161,630
Philadelphia Gas Works	5.00%		8/1/2027	A-	1,000	1,145,200
Philadelphia Water & Wastewater	5.00%		7/1/2022	A1	3,090	3,641,750
Philadelphia Water & Wastewater	5.00%		7/1/2028	A1	3,000	3,506,100
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,000	6,027,900
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,396,200
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,427,302
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,948,570
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,182,100
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	10,640	12,009,900
PR Aqueduct & Swr Auth	6.125%		7/1/2024	CCC-	5,590	3,996,850
PR Elec Pwr Auth	5.00%		7/1/2029	CC	8,235	5,332,245
PR Elec Pwr Auth	5.00%		7/1/2037	CC	1,035	670,163
PR Elec Pwr Auth	5.00%		7/1/2042	CC	2,390	1,547,525
PR Elec Pwr Auth	5.25%		7/1/2019	CC	2,000	1,295,000
PR Elec Pwr Auth	5.25%		7/1/2026	CC	4,900	3,172,799
PR Elec Pwr Auth	5.25%		7/1/2040	CC	3,235	2,094,663
PR Elec Pwr Auth	5.50%		7/1/2038	CC	2,350	1,521,625
PR Elec Pwr Auth	7.00%		7/1/2033	CC	4,000	2,590,000
PR Elec Pwr Auth	7.00%		7/1/2040	CC	725	469,438
PR Elec Pwr Auth (AGM)	0.71%	#	7/1/2029	AA	5,720	4,168,450
Public Gas Partners Inc	5.00%		10/1/2019	A+	5,950	6,667,510
Sa Energy Acquisition Pub Fac	5.50%		8/1/2021	A-	2,360	2,686,435
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,124,420
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,745,378
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A-	5,000	5,917,650
San Diego PFA Swr	5.00%		5/15/2020	AA	5,000	5,715,200
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,567,141
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2022	AA-	1,100	1,317,349
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,916,280
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2021	AA	2,000	2,331,400
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,200,230
TEAC–Goldman Sachs	5.00%		2/1/2018	A-	1,055	1,134,420
TEAC–Goldman Sachs	5.25%		9/1/2021	A-	3,000	3,427,260
TEAC–Goldman Sachs	5.25%		9/1/2024	A-	8,520	9,842,474
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	13,000	14,608,100
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,000	2,183,920

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities (continued)
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	A-	$4,685	$5,341,978
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	A-	2,925	3,372,291
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-	12,610	15,225,440
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,889,027
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	6,185,630
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR	340	340,232
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,193,230
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,810,800
Wise Co IDA–VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,490,751
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,666,881
Total					521,244,436
Total Municipal Bonds (cost $3,600,792,499)					3,708,555,772

				Shares
				(000)
SHORT-TERM INVESTMENTS 1.27%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
	Rate#	Date(d)	Date		(000)
Variable Rate Demand Notes 1.27%

Corporate-Backed 0.62%
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	$22,900	22,900,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	4/1/2040	A2	600	600,000
Total						23,500,000

Lease Obligations 0.03%
Pima Co IDA–Clark Co Detention†	0.30%	10/1/2015	9/1/2033	AA-	1,000	1,000,000

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2015

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s(a)	(000)	Value
Utilities 0.62%
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	$20,325	$20,325,000
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	3,000	3,000,000
Total						23,325,000
Total Variable Rate Demand Notes (cost $47,825,000)						47,825,000
Total Short-Term Investments (cost $47,826,775)						47,826,775
Total Investments in Securities 99.60% (cost $3,648,619,274)						3,756,382,547
Cash and Other Assets in Excess of Liabilities(i) 0.40%						15,110,722
Net Assets 100.00%						$3,771,493,269

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	136	Short	$(21,398,750)	$ 177,323

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	306	Short	$(39,392,719)	$(375,866)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

60	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Other Revenue	$–	$136,566,347	$40	(4)	$136,566,387
Remaining Industries	–	3,571,989,385	–		3,571,989,385
Money Market Mutual Fund	1,775	–	–		1,775
Variable Rate Demand Notes	–	47,825,000	–		47,825,000
Total	$1,775	$3,756,380,732	$40		$3,756,382,547

Liabilities
Trust Certificates(5)	$–	$(3,840,000)	$–		$(3,840,000)
Total	$–	$(3,840,000)	$–		$(3,840,000)

Other Financial Instruments
Futures Contracts
Assets	$177,323	$–	$–		$177,323
Liabilities	(375,866)	–	–		(375,866)
Total	$(198,543)	$–	$–		$(198,543)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.
(5)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$40
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of September 30, 2015	$40

See Notes to Financial Statements.	61

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
MUNICIPAL BONDS 98.23%

Corporate-Backed 5.83%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$376,721
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,463,746
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,029,990
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	575,725
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	631,562
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa2		770	875,998
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-		300	301,371
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	528,155
LA Env Facs–Westlake Chem	6.50%	11/1/2035	BBB+		100	118,002
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB+		300	326,349
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		875	1,029,989
Love Field Arpt–Southwest Airlines	5.25%	11/1/2040	Baa1		190	207,448
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR		500	505,445
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		130	138,714
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		185	186,586
St John Bapt Parish Rev–Marathon Oil	5.125%	6/1/2037	Baa1		500	509,460
Warren Co–Intl Paper	5.80%	5/1/2034	BBB		100	111,110
Warren Co–Intl Paper	6.50%	9/1/2032	BBB		255	286,844
Total						9,203,215

Education 9.69%
Allegheny Co Hi Ed–Duquesne Univ	5.50%	3/1/2029	A2		160	184,914
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		325	370,757
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	NR		245	274,094
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	Aa3		20	22,108
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		250	292,682
CA Sch Fin Auth–Green Dot Schs	5.00%	8/1/2045	NR		250	257,418
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2045	A-		1,000	1,096,010
DE EDA–DE State Univ (AGM)	5.00%	10/1/2031	AA		410	471,053
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		100	103,431
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	564,029
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	855,205
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,000	1,001,230
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A		175	197,832
IL Fin Auth–DePaul Univ	6.00%	10/1/2032	A		700	836,024
IL Fin Auth–DePaul Univ	6.125%	10/1/2040	A		700	834,141

62	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Education (continued)
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		$100	$101,324
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		500	506,035
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		500	500,470
LA PFA–Loyola Univ	5.25%		10/1/2029	A-		680	780,150
McAllister Academic Vlg–AZ State Univ	5.25%		7/1/2030	AA-		125	137,743
Morgan State Univ	5.00%		7/1/2027	A+		670	772,811
Morgan State Univ	5.00%		7/1/2030	A+		350	393,088
Morgan State Univ	5.00%		7/1/2032	A+		450	502,776
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	BBB		225	245,543
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2		160	179,440
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1		250	282,862
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(c)	400	429,504
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	NR		75	80,308
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	B3		125	130,074
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,000	1,157,850
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-		860	957,902
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A2		700	778,092
Total							15,296,900

Financial Services 0.30%
IN Bd Bk–JP Morgan	1.164%	#	10/15/2022	A3		500	479,785

General Obligation 9.47%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	649,088
CA State GO	5.375%		11/1/2035	AA-		400	469,656
CA State GO	5.50%		3/1/2040	AA-		975	1,128,465
CA State GO	6.50%		4/1/2033	AA-		300	357,117
Chicago Brd Ed	5.25%		12/1/2039	BB		250	217,625
Chicago GO	5.25%		1/1/2027	BBB+		270	269,978
Chicago GO	5.50%		1/1/2037	BBB+		360	356,407
Delaware Co IDA–Covanta	5.00%		7/1/2043	Ba2		500	499,215
Fraser Pub Sch Dist	5.75%		5/1/2033	AA-		400	479,648
HI State GO	5.00%		12/1/2028	AA		1,000	1,172,280
Hudson Co Impt Auth–Solid Waste GTD	5.75%		1/1/2035	Aa3		225	261,108
Kendall Kane & WIll Co CUSD #308	5.00%		2/1/2029	Aa2		1,000	1,108,040
Luzerne Co GO (AGM)	5.00%		11/15/2029	AA		375	418,140
Middletown CSD	5.25%		12/1/2040	AA		250	284,075
NYC GO	5.00%		8/1/2023	AA		705	850,625

See Notes to Financial Statements.	63

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
NYC GO	5.00%	8/1/2027	AA		$575	$676,539
Philadelphia GO	5.25%	7/15/2031	A+		600	687,390
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		370	427,446
PR Comwlth GO	4.75%	7/1/2018	CC		370	265,475
PR Comwlth GO	5.25%	7/1/2022	CC		250	166,563
PR Comwlth GO	5.375%	7/1/2030	CC		955	625,535
PR Pub Bldg Auth GTD	5.00%	7/1/2036	AA		50	46,297
PR Pub Bldg Auth GTD	5.50%	7/1/2027	CC		145	87,363
PR Pub Bldg Auth GTD	6.00%	7/1/2020	CC		125	80,799
PR Pub Bldg Auth GTD	6.25%	7/1/2026	CC		315	196,087
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A+		1,000	1,130,340
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	850,657
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	591,015
Yosemite CCD	5.00%	8/1/2029	Aa2		500	597,190
Total						14,950,163

Health Care 19.11%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		300	316,341
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	343,785
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		345	393,403
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		675	778,781
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,382,956
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	862,628
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	321,313
CA Stwde–American Baptist	5.00%	10/1/2021	BBB+	(c)	635	713,397
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	534,180
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		750	789,045
CA Stwde–So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	125,906
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	310,044
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A		750	831,630
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A		155	176,610
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	699,578
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	Aa3		500	582,200
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	148,772
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	158,463
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	NR		115	134,352
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	15	17,223
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	599,382

64	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		$400	$420,472
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	158,909
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	524,578
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	465,800
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	NR		275	311,289
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		30	32,995
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	249,915
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		780	872,672
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	316,668
IL Fin Auth–Rush Univ Med	5.00%	11/15/2039	A+		250	273,115
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	Aaa		315	373,533
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		220	260,880
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		80	94,866
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		250	297,743
IL Fin Auth–Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	Aaa		305	344,815
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	859,256
IN Fin Auth–Major Hsp	5.00%	10/1/2044	Baa2		750	775,440
Kent Hsp Fin Auth–Metropolitan Hsp	6.25%	7/1/2040	BB		45	45,110
LA PFA–Ochsner Clinic	5.00%	5/15/2047	Baa1		200	212,862
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	356,988
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		790	911,462
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,025,585
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	277,595
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	499,980
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	692,745
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	446,324
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		250	277,840
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	163,989
Montgomery Co Hlth–Catholic Hlth E	6.25%	11/15/2034	AA-		105	121,024
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		125	135,823
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,150,180
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,199,022
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	182,993
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		250	289,600
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		500	546,815
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,208,979
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	528,200

See Notes to Financial Statements.	65

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Health Care (continued)
Univ Med Ctr Corp	5.00%		7/1/2020	NR	$500	$584,745
Upland COP–San Antonio Cmnty Hsp COP	6.375%		1/1/2032	A-	140	162,007
WA Hlth Care–Overlake Hsp	5.00%		7/1/2038	A	500	545,400
Westchester Co Hlth Care	6.00%		11/1/2030	Baa1	305	349,292
Westchester Co Hlth Care	6.125%		11/1/2037	Baa1	275	315,150
WI Hlth & Ed–Aurora Hlth	5.125%		4/15/2031	A2	195	216,354
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%		2/1/2048	Ba1	840	877,372
Total						30,176,371

Housing 1.51%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2042	NR	300	369,207
CA Muni Fin–Azusa Pacific Univ	5.00%		4/1/2041	Baa3	250	264,515
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB	100	109,088
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+	500	521,200
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	750	769,140
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	350	357,431
Total						2,390,581

Lease Obligations 7.42%
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2030	A+	130	132,639
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A+	250	290,230
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+	535	625,164
CA Pub Wks–Various Cap Proj	5.75%		3/1/2030	A+	310	363,211
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+	150	151,451
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-	475	532,874
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	1,155	1,374,103
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Ba1	250	274,022
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA	865	956,033
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	500	583,490
Los Angeles USD	5.00%		10/1/2025	A+	1,000	1,173,390
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A	650	706,199
NJ EDA–Sch Facs	1.62%	#	3/1/2028	A-	500	443,335
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	A-	500	530,590
North Hudson Sewerage Auth	5.00%		6/1/2024	A-	1,000	1,163,700
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	759,027
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,146,820
VA Transp Brd	4.75%		5/15/2035	AA+	470	518,556
Total						11,724,834

66	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Other Revenue 5.39%
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%	8/15/2040	BB+	$155	$169,031
Austin Convention†	5.75%	1/1/2034	BB	590	600,815
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	208,708
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2	250	255,597
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	608,411
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	102,137
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	775	883,725
Cleveland Arpt	5.00%	1/1/2029	A-	425	465,417
Cleveland Arpt	5.00%	1/1/2030	A-	555	604,839
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB	275	286,982
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	528,590
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	337,239
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	224,404
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	235	264,859
Houston HI Ed–Cosmos Fndtn	6.875%	5/15/2041	BBB	125	161,805
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	900	997,605
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	539,244
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	307,855
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2031	NR	100	56,000
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	580,425
PR Pub Bldg Auth GTD	5.25%	7/1/2027	CC	265	159,000
Selma IDB–Intl Paper	5.80%	5/1/2034	BBB	150	166,665
Total					8,509,353

Special Tax 2.76%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	269,558
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	517,235
CT Spl Tax–Trans Infra	5.00%	9/1/2034	AA	500	571,330
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	840,195
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	283,552
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	577,630
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	395	427,457
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	106,827
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A2	660	774,378
Total					4,368,162

See Notes to Financial Statements.	67

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tax Revenue 4.18%
Guam Privilege Tax	5.00%	1/1/2024	A	$150	$169,587
Hudson Yards	5.75%	2/15/2047	A	925	1,055,971
MTA NY–Dedicated Tax	5.50%	11/15/2039	AA	225	253,865
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	281,693
NY UDC–PIT	5.00%	3/15/2033	AAA	750	846,727
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,135,250
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	247,969
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,000	423,750
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	93,500
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	321,398
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	639,318
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	596,200
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	205	227,224
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	306,272
Total					6,598,724

Tobacco 3.96%
Buckeye Tobacco	5.125%	6/1/2024	B-	500	428,760
Golden St Tobacco	5.00%	6/1/2030	A+	500	563,920
MI Tob Settlement	5.125%	6/1/2022	B-	705	630,362
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	171,205
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,280,389
RI Tob Settlement	5.00%	6/1/2035	BBB	475	493,031
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	180	200,673
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	613,980
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	808,052
TSASC	5.00%	6/1/2026	BB-	400	405,716
TSASC	5.00%	6/1/2034	B	700	652,484
Total					6,248,572

Transportation 15.53%
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	731,336
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,162,420
Central TX Tpk	5.00%	8/15/2033	BBB+	700	771,526
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	643,873
Chicago Midway Arpt	5.00%	1/1/2026	A-	185	211,755
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,100,486
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	136,369

68	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Chicago O’Hare Arpt	5.625%	1/1/2035	A	$410	$463,706
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	100,336
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A	200	200,694
Delaware River Port Auth	5.00%	1/1/2029	A	470	543,715
Delaware River Port Auth	5.00%	1/1/2034	A	800	904,144
DFW Arpt	5.00%	11/1/2028	A+	750	877,912
DFW Arpt	5.00%	11/1/2030	A+	850	980,934
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA-	500	563,570
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	220,690
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	861,022
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	790,109
MA Port Auth	5.00%	7/1/2045	AA	250	285,140
Met DC Arpt	5.00%	10/1/2035	AA-	255	287,148
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	565,650
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	450,860
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	530	626,497
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	160	186,304
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A-	515	595,783
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	575	672,083
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	535	622,125
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	382,445
NJ Trans Trust Fund	6.00%	6/15/2035	A-	660	731,188
North TX Twy Auth	5.00%	1/1/2031	A2	250	279,663
North TX Twy Auth	5.00%	1/1/2040	A1	350	381,196
North TX Twy Auth	6.00%	1/1/2043	A1	1,040	1,215,978
PA Tpk Commn	5.00%	12/1/2034	A+	100	112,577
PA Tpk Commn	5.00%	12/1/2039	A+	750	831,862
PA Tpk Commn	5.50%	6/1/2033	A-	315	346,809
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	91,884
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	92,224
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	830	900,542
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	135,622
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	547,041
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	567,359
San Diego Arpt	5.00%	7/1/2040	A	945	1,037,506
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,313,350
Total					24,523,433

See Notes to Financial Statements.	69

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities 13.08%
Adelanto Util Sys	6.00%	7/1/2024	NR	$200	$221,210
Adelanto Util Sys	6.625%	7/1/2031	NR	100	112,876
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	565,915
Baltimore Water	5.00%	7/1/2033	AA-	605	698,811
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	500	547,565
Chicago Water	5.00%	11/1/2039	A-	800	824,688
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	204,258
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	840	870,240
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,413
Detroit Water	5.00%	7/1/2036	BBB+	185	194,004
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	181,417
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	285,023
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	450,800
FL Muni Pwr Agy	5.00%	10/1/2026	A2	840	980,927
Gainesville Utility	5.25%	10/1/2034	AA	150	172,346
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	100	105,847
IN Muni Pwr	5.25%	1/1/2032	A+	450	517,765
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,075	1,171,395
Long Beach Nat Gas–ML	5.50%	11/15/2030	A-	600	716,418
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	500	591,400
Los Angeles USD	5.00%	7/1/2023	Aa2	500	611,450
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	300	333,858
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	614,318
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,853,220
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	277,289
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	586,087
NYC Muni Water	5.00%	6/15/2036	AA+	500	569,035
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	527,777
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1	500	576,805
Philadelphia Gas Works	5.00%	8/1/2029	A-	250	282,263
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	327,236
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	A3	350	395,062
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	590	421,850
PR Elec Pwr Auth	5.00%	7/1/2028	CC	270	174,828
PR Elec Pwr Auth	5.25%	7/1/2028	CC	880	569,809
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	117,554
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A-	500	564,575

70	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities (continued)
TEAC–Goldman Sachs	5.25%	9/1/2026	A-	$250	$289,862
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	900	1,004,553
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2022	A-	890	1,020,536
Total					20,651,285
Total Municipal Bonds (cost $149,550,215)					155,121,378

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
SHORT-TERM INVESTMENTS 0.89%

Variable Rate Demand Notes 0.89%

Utilities
Floyd Co Dev–GA Power	0.23%	10/1/2015	9/1/2026	A-	600	600,000
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	800	800,000
Total Short-Term Investments (cost $1,400,000)						1,400,000
Total Investments in Securities 99.12% (cost $150,950,215)						156,521,378
Cash and Other Assets in Excess of Liabilities(i) 0.88%						1,385,696
Net Assets 100.00%						$157,907,074

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	1	Short	$(157,344)	$2,092

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	12	Short	$(1,544,813)	$(14,740)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

See Notes to Financial Statements.	71

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$155,121,378	$—	$155,121,378
Variable Rate Demand Notes	—	1,400,000	—	1,400,000
Total	$—	$156,521,378	$—	$156,521,378

Other Financial Instruments
Futures Contracts
Assets	$2,092	$—	$—	$2,092
Liabilities	(14,740)	—	—	(14,740)
Total	$(12,648)	$—	$—	$(12,648)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.

72	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 101.91%

Corporate-Backed 7.53%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,230,112
CA Poll Ctl–Waste Mgmt AMT	3.25%		12/1/2027	A-	6,000	6,206,220
Citizens Property Insurance Corp	5.00%		6/1/2020	A+	9,710	11,180,579
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,396,374
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,114,930
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-	8,650	9,137,082
IL Fin Auth–Leafs Hockey Club(f)	6.00%		3/1/2037	NR	1,550	387,500
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB+	7,750	8,430,683
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,530	2,777,510
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,500,576
MD EDC–Chesapeake Bay Hyatt(f)	5.00%		12/1/2016	NR	855	478,800
Mission EDC–Waste Mgmt AMT	2.50%		8/1/2020	A-	13,500	13,746,240
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,866,035
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,695,270
NY Energy–ConEd AMT (XLCA)	0.25%	#	10/1/2035	A2	5,175	4,610,237
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	3,000	3,032,670
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	7,875	8,402,861
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,790	6,160,386
OH Wtr Dev Auth–FirstEnergy	4.00%		12/1/2033	BBB-	5,000	5,137,000
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	2,100	2,568,111
PA Econ Dev–US Airways	7.50%		5/1/2020	B+	1,500	1,739,745
PA Econ Dev–US Airways	8.00%		5/1/2029	B+	1,475	1,734,733
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,089,214
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,548,059
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,205	3,646,200
St John Bapt Parish Rev–Marathon Oil	5.125%		6/1/2037	Baa1	2,010	2,048,029
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,434,700
Washington Co Wastewtr–Cargill AMT	2.375%		9/1/2030	A	5,000	4,994,200
West Pace Coop Dist(f)	9.125%		5/1/2039	NR	4,900	3,935,141
Total						133,229,197

Education 6.11%
Athens Clarke Ed–Ugaref Cent Precinct	5.00%		6/15/2031	Aa2	2,500	2,746,900
Athens Clarke Ed–Ugaref O’Malleys Bldg	5.00%		6/15/2028	Aa2	2,000	2,275,360
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	A1	2,475	2,728,712
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,000	1,093,340

See Notes to Financial Statements.	73

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Education (continued)
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+		$1,875	$2,195,119
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR		1,250	1,287,088
CA Stwde–Windrush Sch(f)	5.50%		7/1/2037	NR		1,000	10
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2045	A-		9,000	9,864,090
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	Baa1		3,000	3,494,610
Detroit Sch Dist	5.00%		5/1/2029	Aa1		4,000	4,416,120
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		960	992,938
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(c)	4,575	4,580,627
Harrisburg Auth–Univ of Science	6.00%		9/1/2036	NR		3,925	3,113,781
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2019	Baa3		1,050	1,064,574
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		1,900	1,925,156
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		1,750	1,751,645
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		2,170	2,343,166
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		1,000	1,062,010
Louisville/Jeff Co Met Clg–Bellarmine	6.00%		5/1/2038	Baa3		2,500	2,666,350
MA DFA–Wheelock Clg	5.25%		10/1/2037	BBB		3,750	3,937,688
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,275,750
MI Hi Ed–Creative Studies	5.875%		12/1/2028	Baa2		2,365	2,379,285
NY Dorm–Barnard Clg	5.00%		7/1/2035	A1		2,400	2,726,640
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,475,800
NY Dorm–NYU	5.00%		7/1/2030	AA-		2,155	2,492,473
NY Dorm–NYU	5.00%		7/1/2031	AA-		4,215	4,846,533
NY Dorm–SUNY	5.00%		7/1/2035	Aa2		2,100	2,365,818
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(c)	1,270	1,365,656
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(c)	2,450	2,630,712
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,780	2,060,973
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2022	A3		1,950	2,281,461
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2023	A3		1,285	1,498,824
OR Facs Auth–Univ of Portland	5.00%		4/1/2045	BBB+		4,500	4,930,560
PA Hi Ed–Drexel Univ	5.00%		5/1/2031	A		4,645	5,098,352
Univ of Hawaii	6.00%		10/1/2038	Aa2		1,750	2,053,065
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A2		6,340	7,047,290
Total							108,068,476

Financial Services 0.26%
IN Bd Bk–JP Morgan	1.164%	#	10/15/2022	A3		4,875	4,677,904

74	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation 12.47%
Bellwood GO	6.15%	12/1/2032	A	$2,765	$3,282,829
CA State GO	5.00%	2/1/2033	AA-	10,000	11,334,400
CA State GO	5.25%	9/1/2024	AA-	5,000	6,030,700
CA State GO	5.25%	8/1/2032	AA-	7,500	9,018,075
CA State GO	5.50%	3/1/2040	AA-	9,250	10,705,950
CA State GO	5.60%	3/1/2036	AA-	7,330	8,551,911
CA State GO	6.50%	4/1/2033	AA-	13,400	15,951,226
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,732,644
Chicago Brd Ed	5.25%	12/1/2039	BB	2,000	1,741,000
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,255,994
Chicago GO	5.00%	1/1/2034	BBB+	2,000	1,918,940
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,399,784
Chicago GO	5.50%	1/1/2037	BBB+	1,000	990,020
Chicago GO	5.50%	1/1/2042	BBB+	250	243,542
Cook Co GO (BAM)	5.00%	11/15/2024	AA	10,000	10,982,900
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,647,850
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,647,850
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	4,000	3,993,680
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,735,700
IL State GO	5.00%	3/1/2030	A-	6,500	6,704,425
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,872,500
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,668,482
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,683,602
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,556,675
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,639,660
NYC GO	5.00%	10/1/2026	AA	11,860	13,909,882
NYC GO	5.00%	8/1/2027	AA	6,000	7,059,540
NYC GO	6.25%	10/15/2028	AA	215	248,650
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,603,910
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,422,910
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,137,090
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,767,325
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,280,125
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,403,641
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,327,423
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,155,500
PR Comwlth GO	5.00%	7/1/2019	Caa3	1,395	962,550

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Comwlth GO	5.00%		7/1/2020	Caa3		$3,000	$2,032,500
PR Comwlth GO	5.50%		7/1/2026	Caa3		2,500	1,653,125
PR Comwlth GO	5.50%		7/1/2039	Caa3		2,000	1,300,000
PR Comwlth GO	6.50%		7/1/2040	Caa3		5,485	3,647,525
PR Comwlth GO	8.00%		7/1/2035	Caa3		3,000	2,257,500
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2021	A+		2,250	2,549,160
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2022	A+		2,250	2,557,575
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2023	A+		3,250	3,673,605
Stockton USD (AGM)	5.00%		7/1/2026	AA		1,110	1,277,366
Sweetwater UHSD (BAM)	5.00%		8/1/2026	AA		5,000	5,966,500
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,193,200
Yosemite CCD	5.00%		8/1/2029	Aa2		3,285	3,923,538
Total							220,600,479

Health Care 13.89%
Abag Fin Auth–Eskaton Pptys	5.00%		11/15/2035	BBB		2,600	2,741,622
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	AA-		7,065	7,884,187
Brevard Co Hlth–Health First	5.00%		4/1/2039	A-		2,000	2,150,200
Brevard Co Hlth–Health First	7.00%		4/1/2033	A-		1,000	1,204,840
Butler Co Hospital Auth	5.00%		7/1/2035	Baa1		1,625	1,763,109
Butler Hlth Sys Hsp	7.125%		7/1/2029	Baa1		1,500	1,832,595
Butler Hlth Sys Hsp	7.25%		7/1/2039	Baa1		3,630	4,451,469
CA Hlth–Providence Hlth	6.25%		10/1/2024	AA-		2,000	2,325,800
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,210,505
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,468,995
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB+		6,875	7,232,912
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,344,550
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2030	NR		7,000	7,174,090
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2035	NR		1,625	1,661,546
Collier Co Hlth–Moorings	5.00%		5/1/2045	A+		4,000	4,318,720
Comanche Co Hsp Auth	5.00%		7/1/2027	BBB-		2,355	2,489,706
Comanche Co Hsp Auth	5.00%		7/1/2029	BBB-		1,000	1,046,030
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	NR		900	1,047,879
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(c)	100	112,737
Denver Hlth & Hsp Auth	1.317%	#	12/1/2033	BBB		4,745	4,410,098
Denver Hlth & Hsp Auth	5.00%		12/1/2039	BBB		1,600	1,681,888

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		$700	$757,302
Fairfax Co IDA–Inova Hlth	5.00%	5/15/2044	AA+		3,000	3,348,510
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,685,719
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,808,628
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,618,712
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%	8/1/2028	A2		515	569,291
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,454,499
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		2,130	2,265,191
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,873,388
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,638,135
IN Fin Auth–Major Hsp	5.00%	10/1/2044	Baa2		5,115	5,288,501
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,445,272
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,113,690
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,314,919
LA PFA–Ochsner Clinic	5.00%	5/15/2047	Baa1		900	957,879
LA PFA–Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,370,323
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,413,221
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,402,852
MA DFA–Seven Hills Fndtn	5.00%	9/1/2032	BBB-		2,900	3,008,402
MA DFA–Seven Hills Fndtn	5.00%	9/1/2045	BBB-		2,565	2,582,827
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,331,140
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,572,524
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	13,220,443
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(c)	1,000	1,024,180
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		2,500	2,778,400
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,453,881
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,412,554
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,025,630
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,113,640
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	641,306
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,777,205
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-		1,675	1,913,671
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,093,615
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,299,424
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,348,308
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,719,608
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,204,282

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		$4,845	$5,317,194
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,382,002
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,405,930
Sullivan Co Hlth & Ed–Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,063,500
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		2,500	2,641,000
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2044	Baa1		2,625	2,762,445
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,713,630
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(c)	550	570,147
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	750	774,668
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,834,975
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,063,000
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,620,441
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,785,950
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,363,200
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,099,140
Total						245,797,772

Housing 1.87%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,851,605
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	599,984
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,502,158
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,476,750
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,723,830
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,212,000
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,231,460
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BBB		1,405	1,531,900
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,560,554
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,127,600
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,039,390
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,174,414
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,014,070
Total						33,045,715

Lease Obligations 8.51%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,550,656
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,645,715
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,859,925
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A+		5,000	5,799,050
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		10,275	12,224,167

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA	$7,000	$8,230,180
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,657,075
Houston Co Coop Dist–Country Crossing(f)	12.50%		5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,500	3,895,990
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BBB-	2,400	2,617,176
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB	6,500	6,831,370
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB	3,000	3,126,780
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB	3,145	3,259,069
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	4,500	5,251,410
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	A	12,000	13,981,860
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A	10,000	10,864,600
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	8,134,050
NJ EDA–Sch Facs	1.62%	#	3/1/2028	A-	4,625	4,100,849
NJ Trans Trust Fund	5.00%		12/15/2023	A-	4,425	4,718,599
NY UDC–PIT(b)	5.00%		12/15/2025	AAA	1,980	2,157,098
NY UDC–PIT(b)	5.00%		12/15/2026	AAA	2,870	3,126,702
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA	10,000	11,529,200
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA	6,000	6,889,320
Philadelphia Muni Auth	6.375%		4/1/2029	A+	2,000	2,317,640
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+	3,150	3,821,674
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-	5,000	5,700,350
Total						150,538,025

Other Revenue 7.71%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	8,015	8,585,187
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	5,750	6,270,490
Austin Convention†	5.75%		1/1/2034	BB	5,000	5,091,650
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	2,400	2,504,496
Baker Correctional Dev	7.50%		2/1/2030	NR	3,500	2,768,010
Baytown Twp–St Croix Prep Admy	6.75%		8/1/2028	BB	1,455	1,503,539
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-	9,000	10,307,700
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-	8,100	8,979,822
Cleveland Arpt	5.00%		1/1/2030	A-	2,000	2,179,600
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB	1,000	1,143,860
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-	2,000	2,244,900
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-	1,000	1,131,550
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+	1,000	1,124,130
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+	1,000	1,122,020

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Other Revenue (continued)
Doctor Charles Drew Admy COP(f)	5.70%		11/1/2036	NR		$1,480	$296,000
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB-	(c)	5,500	6,423,560
Hammond Loc Pub Impt–Charter Sch	6.75%		8/15/2035	BB+		1,000	1,002,240
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,653,095
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B-		1,250	1,209,188
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa2		6,645	7,543,736
Kansas City IDA–Derrick Thomas Sch†(f)	5.875%		1/1/2037	NR		1,850	462,500
Long Beach Nat Gas–ML	1.665%	#	11/15/2027	A-		9,000	8,548,740
MA DFA–Broad Inst	5.25%		4/1/2037	AA-		7,250	8,203,085
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,500,290
MI Fin Auth–Student Loan AMT	5.00%		11/1/2020	Aa3		1,750	1,952,317
MI Fin Auth–Student Loan AMT	5.00%		11/1/2021	Aa3		1,500	1,687,530
MI Fin Auth–Student Loan AMT	5.00%		11/1/2022	Aa3		1,650	1,858,280
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,282,500
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.125%		1/1/2025	NR		1,250	62,500
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%		1/1/2037	NR		1,700	85,000
Milwaukee Redev–Admy of Learning(f)	5.50%		8/1/2022	NR		300	3,750
Milwaukee Redev–Admy of Learning(f)	5.65%		8/1/2037	NR		250	3,125
Mohave Co IDA–Mohave Prison	8.00%		5/1/2025	BBB+		6,500	7,178,405
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	3,923,815
Pima Co IDA–American Charter Sch	5.50%		7/1/2026	BB	(c)	3,500	3,411,135
San Antonio Hotel & Conv Ctr AMT (AMBAC) 5.00%			7/15/2039	BBB		7,000	6,999,440
TX PFA–Uplift Education	5.875%		12/1/2036	BBB-		1,145	1,226,306
Total							136,473,491

Special Tax 2.78%
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2		4,300	4,448,221
Aurora TIF–East River	6.75%		12/30/2027	NR		830	894,649
Baltimore Spl Oblig–E Baltimore Resrch	7.00%		9/1/2038	NR		1,500	1,601,400
Fontana PFA–North Fontana Redev (AMBAC)	5.50%		9/1/2032	A+		2,000	2,005,200
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist(f)	5.25%		5/1/2039	NR		1,340	13
HI Dept Home Lands	5.875%		4/1/2034	A1		3,000	3,419,250
Houston Co Coop Dist–Country Crossing(f)	10.00%		5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%		9/1/2037	A-		3,375	3,780,878
Irvine CFD–Great Park	5.00%		9/1/2044	NR		500	535,200
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR		2,019	1,557,901

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax (continued)
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	$2,325	$2,829,153
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,155,260
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,604,400
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	2,000	2,318,080
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	9,759,017
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-	2,500	2,912,900
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,515,038
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,195,350
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,671,978
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,360	1,452,031
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,677,000
Stone Canyon CID(f)	5.70%	4/1/2022	NR	1,000	220,000
Stone Canyon CID(f)	5.75%	4/1/2027	NR	1,300	286,000
Total					49,174,919

Tax Revenue 5.98%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,140,254
MA Sch Bldg Auth–Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,276,600
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	3,888,320
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,175,080
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,070,900
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,816,925
NY UDC–PIT	5.00%	3/15/2028	AAA	5,000	5,630,150
NYC TFA–Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,940,160
NYC TFA–Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,646,720
PR Corp Sales Tax	5.00%	8/1/2040	Caa3	5,040	3,143,700
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,173,838
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,165	3,036,169
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	2,758,612
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,364,525
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	872,500
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,156,840
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	4,997,036
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	4,500	4,987,845
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,380,469
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,450,180
Total					105,906,823

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tobacco 2.97%
Buckeye Tobacco	5.125%	6/1/2024	B-	$10,000	$8,575,200
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	1,960,334
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,648,660
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,547,444
RI Tob Settlement	5.00%	6/1/2035	BBB	3,525	3,658,809
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	2,005	2,235,274
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,105,130
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,194,620
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,212,660
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,625,687
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	6,255	4,849,752
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	3,791,311
TSASC	5.00%	6/1/2026	BB-	3,070	3,113,870
Total					52,518,751

Transportation 20.81%
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,162,420
Atlanta Arpt–PFC	5.00%	1/1/2031	A+	5,000	5,701,450
Central TX Mobility Auth	6.00%	1/1/2041	BBB	10,000	11,649,400
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,014,919
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,634,994
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,232,720
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,639,936
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,859,749
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,845,843
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,898,834
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	8,051,450
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,137,296
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,200,632
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,807,532
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	1,986,210
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,790,050
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,245,600
HI Arpt	5.00%	7/1/2034	A	3,000	3,314,730
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,182,320
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,899,625
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,645	4,159,565
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,459,713

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	$1,625	$1,910,708
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,646,945
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,673,760
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,678,854
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,789,435
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,291,440
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	618,569
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,292,252
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,631,205
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	3,250	3,709,290
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	5,024,678
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	2,500	2,811,675
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	5,900	7,836,203
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A	2,000	2,277,460
MTA NY	5.00%	11/15/2030	AA-	5,095	5,873,363
MTA NY	6.50%	11/15/2028	AA-	7,500	8,775,525
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	2,750	3,082,832
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,110,110
NJ Trans Trust Fund	6.00%	6/15/2035	A-	4,500	4,985,370
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,637,947
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,699,500
North TX Twy Auth	5.00%	1/1/2040	A1	4,350	4,737,715
North TX Twy Auth	5.75%	1/1/2033	A2	5,705	6,339,738
North TX Twy Auth	6.00%	1/1/2025	A1	615	678,849
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,628,605
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,740,275
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,640,250
PA Econ Dev–Rapid Bridge AMT	5.00%	6/30/2042	BBB	8,500	8,954,410
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,723,310
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,674,166
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	13,239,000
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,223,431
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,461,562
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,647,275
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,441,248
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,216,140

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	$2,000	$2,023,020
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	1,945,020
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	2,000	1,590,020
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,023,254
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,865,184
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,144,805
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,594,815
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,443,700
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,952,980
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,396,170
San Jose Arpt AMT	5.00%	3/1/2022	A2	1,290	1,506,359
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,961,900
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,527,602
VA Port Auth AMT	5.00%	7/1/2029	Aa3	8,615	9,918,880
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,500	1,570,200
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,048,653
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,617,341
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,711,695
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,811,707
Total					368,231,388

Utilities 11.02%
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	3,000	3,595,740
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,794,320
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,810,277
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,823,188
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	5,000	5,058,600
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,475,650
Central Plains–Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,444,015
Chicago Water	5.00%	11/1/2039	A-	2,600	2,680,236
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,443,814
CO Public Auth–ML	6.50%	11/15/2038	A-	3,270	4,305,413
Compton Water	6.00%	8/1/2039	NR	5,500	5,837,865
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,547,000
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,057,200
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,738,120
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,381,558
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,079,000

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Utilities (continued)
IN Muni Pwr	5.25%		1/1/2030	A+		$2,000	$2,320,620
IN Muni Pwr	5.25%		1/1/2032	A+		2,050	2,358,710
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		2,015	2,195,685
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-		4,735	5,404,813
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-		3,300	3,903,240
Los Angeles Wastewater	5.00%		6/1/2044	AA+		3,500	4,010,230
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	11,298,750
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		2,625	2,921,257
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1		3,500	3,982,265
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	10,632,100
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	1,893,531
New Orleans Water	5.00%		12/1/2034	BBB+		1,000	1,108,330
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,000	5,776,850
OH Air Quality–FirstEnergy	3.625%		12/1/2033	BBB-		1,250	1,267,363
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,549,487
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,620	5,133,328
Omaha Pub Pwr Dist	5.25%		2/1/2042	A1		3,500	4,037,635
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,417,510
Philadelphia Gas Works	5.00%		8/1/2029	A-		1,750	1,975,838
Philadelphia Gas Works	5.00%		8/1/2030	A-		1,500	1,684,260
Philadelphia Water & Wastewater	5.00%		7/1/2028	A1		2,520	2,945,124
Philadelphia Water & Wastewater	5.00%		7/1/2030	A1		3,355	3,844,629
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A3		5,040	5,196,391
PR Aqueduct & Swr Auth	5.75%		7/1/2037	CCC-		7,280	5,014,173
PR Elec Pwr Auth	0.89%	#	7/1/2031	CC		4,000	2,420,000
Sabine River Auth–TXU(f)	5.80%		7/1/2022	NR		1,000	57,500
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A-		3,435	3,970,516
Southern CA Pub Pwr Auth–Goldman Sachs	1.671%	#	11/1/2038	A-		3,000	2,575,890
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(c)	3,000	3,482,070
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,289,860
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,455	10,324,482
Total							195,064,433
Total Municipal Bonds (cost $1,712,621,474)							1,803,327,373

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2015

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares		Fair
Investments	Rate	Date	Moody’s(a)	(000)		Value
SHORT-TERM INVESTMENTS 0.36%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)				–	(j)	$908

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
	Rate#	Date(d)	Date		(000)
Variable Rate Demand Notes 0.36%

Corporate-Backed 0.31%
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	$4,400	4,400,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	11/1/2040	A2	1,100	1,100,000
Total						5,500,000

Utilities 0.05%
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	900	900,000
Total Variable Rate Demand Notes (cost $6,400,000)						6,400,000
Total Short-Term Investments (cost $6,400,908)						6,400,908
Total Investments in Securities 102.27% (cost $1,719,022,382)						1,809,728,281
Liabilities in Excess of Cash and Other Assets(i) (2.27%)						(40,181,155)
Net Assets 100.00%						$1,769,547,126

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	30	Short	$(4,720,313)	$62,760

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	87	Short	$(11,199,891)	$(106,713)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

86	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,803,327,373	$–	$1,803,327,373
Money Market Mutual Fund	908	–	–	908
Variable Rate Demand Notes	–	6,400,000	–	6,400,000
Total	$908	$1,809,727,373	$–	$1,809,728,281

Liabilities
Trust Certificates(4)	$–	$(62,165,000)	$–	$(62,165,000)
Total	$–	$(62,165,000)	$–	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$62,760	$–	$–	$62,760
Liabilities	(106,713)	–	–	(106,713)
Total	$(43,953)	$–	$–	$(43,953)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	87

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 100.14%

Corporate-Backed 14.91%
AK IDA–Anchorage Sportsplex(f)	6.12%	8/1/2031	NR	$3,285	$985,500
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,381,311
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,216,516
Allegheny Co IDA–US Steel	6.875%	5/1/2030	BB-	6,050	6,369,742
Beauregard Parish–Office Max	6.80%	2/1/2027	B3	5,000	5,018,950
Brazos River Auth–TXU Rmkt AMT(f)	7.70%	4/1/2033	NR	2,000	115,000
Brazos River Auth–TXU Rmkt AMT†(f)	8.25%	5/1/2033	NR	2,000	115,000
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,541,408
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,493,830
Cleveland Arpt–Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,305,837
Fort Bend IDC–NRG Energy	4.75%	5/1/2038	Baa3	6,360	6,342,319
Fort Bend IDC–NRG Energy	4.75%	11/1/2042	Baa3	3,000	2,981,790
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	2,000	2,229,860
Houston Arpt–Continental Airlines AMT	5.00%	7/1/2029	BB-	4,200	4,437,090
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-	4,880	4,902,302
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	19,910	21,626,242
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	13,000	13,785,720
IL Fin Auth–Leafs Hockey Club(f)	5.875%	3/1/2027	NR	1,500	375,000
IL Fin Auth–Leafs Hockey Club(f)	6.00%	3/1/2037	NR	1,450	362,500
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	650	765,135
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,836,954
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,052,356
Maricopa Co IDA–Waste Mgmt AMT	3.375%	12/1/2031	A-	4,165	4,347,968
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	8,500	8,604,380
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2016	NR	3,430	1,920,800
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	15,760	15,882,298
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,510,913
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	13,935	15,052,308
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,983,193
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,070,258
NJ EDA–Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,917,954
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	29,725	30,048,705
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	4,500	5,334,885
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	9,545	9,592,630
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+	2,000	2,039,120
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,527,456

88	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Corporate-Backed (continued)
PA Econ Dev–Natl Gypsum AMT	5.50%	11/1/2044	NR		$1,000	$1,028,720
PA Econ Dev–US Airways	8.00%	5/1/2029	B+		2,460	2,893,181
Port Bay City Auth–Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,130,098
Port Corpus Christi Auth–Celanese	6.45%	11/1/2030	BB-		1,750	1,754,078
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,280,280
Rockdale Co Dev–Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,190,440
Rumford Solid Waste–Office Max AMT	6.875%	10/1/2026	B3		1,500	1,505,760
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-		4,145	4,469,719
Tulsa Mun Arpt Trust–American Airlines AMT	5.00%	6/1/2035	BB-		7,000	7,602,490
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,732,080
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		4,000	4,869,400
West Pace Coop Dist(f)	9.125%	5/1/2039	NR		13,770	11,058,549
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,572,600
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,207,600
Total						291,368,225

Education 4.90%
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,799,402
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	4,849,500
CA Stwde–Windrush Sch(f)	5.50%	7/1/2037	NR		7,225	72
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,618,845
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,655	1,711,783
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(c)	1,375	1,376,691
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(c)	4,000	3,755,040
Harrisburg Auth–Univ of Science	6.00%	9/1/2036	NR		12,485	9,904,600
IA HI Ed–Wartburg Clg	5.00%	10/1/2032	BB	(c)	2,600	2,622,360
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB	(c)	4,750	4,662,980
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,377,203
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,025,720
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,512,925
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,454,183
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,281,611
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,275,750
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,859,520
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,456,540
NY Dorm–Touro Clg	5.50%	1/1/2044	BBB-	(c)	3,885	4,157,067
OR Facs Auth–Univ of Portland	5.00%	4/1/2045	BBB+		3,000	3,287,040
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,446,750

See Notes to Financial Statements.	89

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
Phoenix IDA–Legacy Tradtl Schs†	5.00%		7/1/2035	BB	$2,060	$2,001,929
Tuscarawas Co Eco Dev–Ashland Univ	6.00%		3/1/2045	NR	5,000	5,021,050
Univ of California†(b)	5.75%		5/15/2031	AA	7,000	8,173,620
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2045	BB+	3,110	3,121,662
Total						95,753,843

General Obligation 6.51%
Arkansas City Bldg–So Cent Reg Med	6.75%		9/1/2038	Caa1	6,360	5,999,897
Bellwood GO	5.875%		12/1/2027	A	3,000	3,581,430
Bellwood GO	6.15%		12/1/2032	A	2,770	3,288,766
Chicago Brd Ed	0.85%	#	3/1/2036	BB	8,150	7,237,526
Chicago Brd Ed	5.25%		12/1/2035	BB	4,300	3,810,617
Chicago Brd Ed	5.50%		12/1/2039	BB	4,285	3,823,206
Chicago GO	5.25%		1/1/2032	BBB+	3,000	2,951,490
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,304,703
Chicago GO	5.50%		1/1/2037	BBB+	1,000	990,020
Chicago GO	5.50%		1/1/2042	BBB+	250	243,543
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,290,525
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	750,314
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	Ba2	7,600	7,587,992
Guam GO	6.75%		11/15/2029	BB-	8,690	10,666,019
IL State GO	5.00%		8/1/2025	A-	2,685	2,855,310
Maverick Co GO	8.75%		3/1/2034	NR	2,450	2,315,519
Maverick Co GO	8.75%		3/1/2034	NR	5,390	5,094,143
NYC GO(b)	5.13%		3/1/2026	AA	10,000	11,340,700
Oakland USD	6.125%		8/1/2029	NR	1,500	1,692,300
Pasadena USD	4.125%		5/1/2037	Aa2	2,775	2,879,284
PR Comwlth GO	4.00%		7/1/2020	Caa3	1,175	778,438
PR Comwlth GO	5.00%		7/1/2019	Caa3	5,075	3,501,750
PR Comwlth GO	5.00%		7/1/2020	Caa3	10,410	7,052,775
PR Comwlth GO	5.00%		7/1/2020	Caa3	3,000	2,032,500
PR Comwlth GO	5.00%		7/1/2021	Caa3	1,350	901,125
PR Comwlth GO	5.00%		7/1/2022	Caa3	2,970	1,975,050
PR Comwlth GO	5.00%		7/1/2033	Caa3	2,700	1,748,250
PR Comwlth GO	5.25%		7/1/2019	Caa3	2,525	1,748,562
PR Comwlth GO	5.25%		7/1/2022	Caa3	4,185	2,788,256
PR Comwlth GO	5.25%		7/1/2037	Caa3	5,275	3,415,562
PR Comwlth GO	5.50%		7/1/2039	Caa3	5,000	3,250,000

90	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Comwlth GO	5.625%	7/1/2032	Caa3		$4,775	$3,127,673
PR Comwlth GO	5.625%	7/1/2033	Caa3		4,030	2,634,612
PR Comwlth GO	5.75%	7/1/2041	Caa3		2,010	1,311,525
PR Comwlth GO	6.00%	7/1/2038	Caa3		3,025	1,981,375
PR Comwlth GO	6.00%	7/1/2039	Caa3		3,470	2,272,850
PR Comwlth GO	8.00%	7/1/2035	Caa3		3,000	2,257,500
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,017,087
Woonsocket GO	7.125%	6/15/2016	B2		695	710,735
Total						127,208,929

Health Care 27.11%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,478,005
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(c)	2,750	2,971,760
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(c)	1,000	1,075,330
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,168,600
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,548,960
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,541,434
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,130,300
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,550,109
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,752,110
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,427,309
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB+		5,025	5,220,824
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		5,625	5,917,838
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,155,260
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,901,650
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,058,220
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,737,153
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,058,970
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,058,120
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,022,140
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,518,484
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,642,580
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,026,110
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,311,160
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,509,430
Comanche Co Hsp Auth	5.00%	7/1/2025	BBB-		2,115	2,271,172
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,046,800
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	353,901

See Notes to Financial Statements.	91

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		$2,000	$2,112,860
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,350,224
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,526,900
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,027,393
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,002,882
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,039,300
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,842,924
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,716,663
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,960,652
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	905,696
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,192,200
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(c)	3,385	3,780,503
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,011,220
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	1,991,610
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(c)	545	543,087
Harris Co Cultural Ed–Brazos	5.00%	1/1/2038	BB+	(c)	510	501,223
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(c)	1,535	1,509,887
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(c)	3,000	3,539,910
Harris Co Cultural Ed–Childrens Med	5.25%	10/1/2029	AA		4,000	4,592,080
HFDC Cent TX–Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,872,644
HFDC Cent TX–Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,538,885
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		4,790	4,797,137
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,915,709
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		1,200	1,202,604
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		5,000	4,740,400
IL Fin Auth–Clare At Water Tower(f)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth–Clare At Water Tower(f)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth–Clare At Water Tower(f)	5.20%	5/15/2020	NR		700	70
IL Fin Auth–Clare At Water Tower(f)	5.30%	5/15/2016	NR		700	70
IL Fin Auth–Clare At Water Tower(f)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth–Clare At Water Tower(f)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	102,445
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	191,780
IL Fin Auth–Clare Oaks	Zero Coupon	11/15/2052	NR		569	125,386
IL Fin Auth–Clare Oaks	4.00%	11/15/2052	NR		4,550	2,849,907
IL Fin Auth–Clare Oaks	7.00%	11/15/2017	NR		520	520,125
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		940	930,459

92	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(c)	$4,000	$4,001,360
IL Fin Auth–Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(c)	3,975	3,974,642
IL Fin Auth–Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,713,465
IL Fin Auth–Landing / Plymouth Place	6.00%	5/15/2043	BB+	(c)	2,165	2,182,861
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,746,775
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		1,580	1,587,710
IL Fin Auth–Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,517,190
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,405,185
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB		4,575	4,585,706
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,411,625
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,113,690
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,185,359
Kirkwood IDA–Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,571,844
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		3,000	3,041,370
LA Env Facs–St James Place	6.25%	11/15/2045	NR		6,100	6,083,042
LA PFA–Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,321,975
LA PFA–Ochsner Clinic	5.00%	5/15/2047	Baa1		900	957,879
LA PFA–Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,684,098
Licking Co Hlth–Kendal Granville	6.00%	7/1/2050	NR		6,000	6,238,200
Lubbock Hlth–Carillon	6.30%	7/1/2019	NR		4,010	4,095,934
MA DFA–Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,034,750
MA Hlth & Ed–Emerson Hsp (AG)	5.00%	8/15/2025	AA		4,000	4,012,480
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,830,811
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,690	4,974,261
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	223,466
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(c)	1,000	1,024,180
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,392,770
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		7,500	7,447,725
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,481,660
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,884,116
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		8,190	8,392,129
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,280,450
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,613,852
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,125,050
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,595,504
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BB-		2,625	2,661,461
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2045	Ba1		1,800	1,856,934

See Notes to Financial Statements.	93

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	Aa2		$13,500	$15,223,950
Onondaga CDC–St Josephs Hsp	4.50%	7/1/2032	BB		6,360	6,359,618
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,313,825
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,589,235
Orange Co Hlth–Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,924,088
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,682,469
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,386,650
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BB+		3,500	3,628,310
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	6,635,688
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BB+		10,875	11,449,418
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,370,219
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,516,048
Red River Hlth–Methodist Ret Cmnty	6.125%	11/15/2020	NR		400	400,640
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,736,865
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,167,810
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,101,320
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,568,200
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,096,580
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,735,840
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,726,100
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,913,239
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	6,441,692
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,684,800
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,898,840
SE Port Auth–Memorial Hlth	5.00%	12/1/2035	BB	(c)	750	761,513
SE Port Auth–Memorial Hlth	5.00%	12/1/2043	BB	(c)	750	754,335
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(c)	1,100	1,144,847
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(c)	1,300	1,399,138
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,141,622
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,890
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		2,500	2,641,000
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2044	Baa1		2,625	2,762,445
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(c)	3,500	3,507,840
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(c)	1,200	1,243,956
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	2,635	2,721,665
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,269,396
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,640,396

94	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		$9,250	$9,581,798
Vigo Co Hsp–Union Hsp†	5.75%	9/1/2042	NR		2,000	2,066,860
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,552,146
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,393,961
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,006,700
WA Hsg–Mirabella	6.50%	10/1/2032	NR		2,000	2,104,100
WA Hsg–Mirabella	6.75%	10/1/2047	NR		3,000	3,163,590
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,665	1,779,302
Western IL EDA–Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,946,442
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,177,960
WI Hlth & Ed–Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,077,490
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,895,827
WI PFA–Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	1,042,361
WI PFA–Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,147,006
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,529,824
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,025,240
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,518,000
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,263,850
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,057,180
Total						529,890,687

Housing 0.97%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	861,483
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,224,570
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	599,984
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BBB		3,280	3,576,250
Met Govt Nashville H & E–Prestige Pt(f)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,560,495
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,080,000
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,076,560
Saline EDC–Evangelical Homes	5.50%	6/1/2047	BB+	(c)	1,500	1,530,000
Total						18,867,342

Lease Obligations 2.19%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,823,550
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,648,550

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Lease Obligations (continued)
Houston Co Coop Dist–Country Crossing(f)	12.50%	5/15/2020	NR		$4,199	$587,860
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,895,990
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,744,784
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,264,862
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,418,043
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,290,160
KY Econ Dev–Info Hwy	5.00%	1/1/2045	Baa2		5,000	5,296,200
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,000	1,076,000
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,422,700
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,317,640
PR Pub Fin Corp(f)	5.50%	8/1/2031	Ca		12,250	1,990,625
Total						42,776,964

Other Revenue 7.57%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		5,120	5,484,237
Austin Convention†	5.75%	1/1/2034	BB		2,900	2,953,157
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,643,224
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,087,820
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		2,995	3,035,852
Baytown Twp–St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,565,092
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(c)	1,250	1,261,275
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB-		2,390	2,532,205
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,989,300
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,143,860
Doctor Charles Drew Admy COP(f)	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	Ba1		5,650	5,714,975
FL DFC–Palm Bay Admy(f)	6.00%	5/15/2036	NR		2,000	1,400,000
FL DFC–Palm Bay Admy(f)	6.125%	5/15/2037	NR		1,855	1,298,500
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(c)	6,000	6,956,820
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,375,872
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,209,187
Kansas City IDA–Derrick Thomas Sch†(f)	5.875%	1/1/2037	NR		6,570	1,642,500
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	1,001,630
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,219,915
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	5,849,245
Lombard PFC–Conf Ctr & Hotel(f)	7.125%	1/1/2036	NR		8,500	4,250,000
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2031	NR		15,200	8,512,000
MD EDC–Chesapeake Bay Hyatt(f)	5.25%	12/1/2031	NR		3,000	1,680,000

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s(a)		(000)	Value
Other Revenue (continued)
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		$5,500	$3,135,000
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,282,500
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		707	713,153
MI St Strategic Fd(g)	Zero Coupon	–	(h)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.125%	1/1/2025		NR		2,790	139,500
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%	1/1/2037		NR		5,755	287,750
Milwaukee Redev–Admy of Learning(f)	5.65%	8/1/2037		NR		3,340	41,750
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,319,792
North TX Edu Fin Corp–Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,056,740
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,244,378
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,850,158
Ohio St Pollution Ctl Rev(f)	5.625%	5/15/2020		NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,022,330
Palm Bay Ed–Patriot Charter Sch(f)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed–Patriot Charter Sch(f)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,424,660
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		BB	(c)	5,000	4,873,050
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		BB	(c)	4,245	3,953,963
Pima Co IDA–Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	5,000,200
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	988,280
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,575	3,583,687
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,539,717
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,363,024
Total							147,912,095

Special Tax 7.69%
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,063,130
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,391,052
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,046,964
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,178,531
Arborwood CDD	Zero Coupon	5/1/2025		NR		635	668,490
Arborwood CDD	Zero Coupon	5/1/2036		NR		780	857,828
Arborwood CDD	Zero Coupon	5/1/2036		NR		75	82,484
Arborwood CDD	5.35%	5/1/2036		NR		4,850	4,850,679
Aurora TIF–East River	6.50%	12/30/2023		NR		2,215	2,387,637
Aurora TIF–East River	6.75%	12/30/2027		NR		1,365	1,471,320
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038		NR		3,500	3,736,600

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax (continued)
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	$7,500	$8,198,250
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,255	4,310,358
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,842,910
Corona Norco Sch Dist PFA	5.00%	9/1/2023	A-	790	908,239
Corona Norco Sch Dist PFA	5.00%	9/1/2026	A-	625	700,231
Corona Norco Sch Dist PFA	5.00%	9/1/2027	A-	1,250	1,392,175
Corona Norco Sch Dist PFA	5.00%	9/1/2032	A-	1,190	1,308,857
Corona Norco Sch Dist PFA	5.00%	9/1/2035	A-	585	633,777
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,200	5,199,636
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,250,920
Grandview IDA–Grandview Crossing(f)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,772,834
Houston Co Coop Dist–Country Crossing(f)	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	10,000	10,471,400
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,780,877
Irvine CFD–Great Park	5.00%	9/1/2039	NR	1,000	1,076,600
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	535,200
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,072,210
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,287,160
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,149,030
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	494,083
Magnolia West CDD(f)	5.35%	5/1/2037	NR	3,830	3,102,300
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,283	4,076,468
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	4,991,850
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,282,119
Orange Grove CDD(f)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	544,120
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,511,775
Poway USD PFA	5.00%	9/15/2024	BBB	500	565,680
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,147,898
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,069,378
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,655	2,755,147
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,345	2,433,453
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	2,000	2,318,080
Riverside Co Tax Alloc–Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,213,480
Roseville Cfd–Westpark	5.00%	9/1/2032	NR	1,000	1,075,160
Roseville Cfd–Westpark	5.00%	9/1/2037	NR	1,250	1,339,738

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Special Tax (continued)
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR		$2,240	$2,359,034
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR		2,500	2,623,450
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR		1,300	1,423,981
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR		1,140	1,232,146
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+		700	757,519
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR		2,000	2,122,040
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR		1,500	1,647,825
Sparks Loc Impt Dist	6.75%	9/1/2027	NR		700	726,957
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1		5,500	5,889,400
Stone Canyon CID(f)	5.70%	4/1/2022	NR		1,485	326,700
Tern Bay CDD(f)	5.375%	5/1/2037	NR		13,145	3,286,250
Village CDD #10	6.00%	5/1/2044	NR		985	1,131,292
Whispering Springs CDD(f)	5.20%	10/1/2021	NR		2,290	412,200
Total						150,271,652

Tax Revenue 2.67%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR		2,125	2,466,615
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR		3,150	3,285,670
NY UDC–PIT(b)	5.00%	12/15/2025	AAA		3,730	4,065,994
NY UDC–PIT(b)	5.00%	12/15/2026	AAA		5,420	5,908,226
PR Corp Sales Tax	5.00%	8/1/2024	CC		5,080	2,247,951
PR Corp Sales Tax	5.00%	8/1/2043	CC		2,725	1,154,719
PR Corp Sales Tax	5.25%	8/1/2040	CC		13,580	8,504,475
PR Corp Sales Tax	5.25%	8/1/2041	CC		23,720	10,051,350
PR Corp Sales Tax	5.375%	8/1/2039	CC		9,380	3,974,775
PR Corp Sales Tax	5.50%	8/1/2028	CC		5,000	2,168,750
PR Corp Sales Tax	5.50%	8/1/2040	CC		7,000	2,966,250
PR Corp Sales Tax	5.50%	8/1/2042	CC		5,350	2,267,062
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,395	1,867,875
PR Corp Sales Tax	6.125%	8/1/2029	CC		3,030	1,321,838
Total						52,251,550

Tobacco 10.04%
Buckeye Tobacco	Zero Coupon	6/1/2047	B-	(c)	20,000	1,244,600
Buckeye Tobacco	5.125%	6/1/2024	B-		26,980	23,135,890
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	8,121,230
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	9,425,570
Buckeye Tobacco	5.875%	6/1/2047	B-		8,100	6,706,962

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tobacco (continued)
Buckeye Tobacco	6.50%	6/1/2047	B-		$3,590	$3,216,640
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon	6/1/2046	B	(c)	20,000	2,050,200
Golden St Tobacco	4.50%	6/1/2027	B		15,195	14,606,953
Golden St Tobacco	5.00%	6/1/2033	B-		17,605	15,372,686
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	3,709,485
Golden St Tobacco	5.30%	6/1/2037	B-		5,000	4,338,750
Golden St Tobacco	5.75%	6/1/2047	B-		4,500	4,015,935
Inland Empire Tobacco	4.625%	6/1/2021	B-	(c)	4,205	4,146,172
Inland Empire Tobacco	5.00%	6/1/2021	B-	(c)	4,950	4,935,200
MI Tob Settlement	5.125%	6/1/2022	B-		1,045	934,366
MI Tob Settlement	5.25%	6/1/2022	B-		4,100	3,692,706
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,440,300
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,000	4,386,600
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,299,610
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,879,187
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(c)	2,400	2,385,672
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,457,393
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,545	2,289,482
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,885	4,723,062
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		2,570	1,992,624
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		17,590	15,152,378
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-		12,615	9,938,854
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		15,925	11,622,065
TSASC	5.00%	6/1/2034	B		1,935	1,803,652
TSASC	5.125%	6/1/2042	B-		10,355	9,168,938
Total						196,193,162

Transportation 5.37%
Broward CO Arpt AMT	5.125%	10/1/2038	A+		2,835	3,075,465
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,000	4,465,440
Chicago O’Hare Arpt–PFC AMT	4.00%	1/1/2027	A		2,730	2,787,357
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,197,532
Denver City & CO Arpt AMT	5.50%	11/15/2025	A		3,410	4,030,381
DFW Arpt	5.00%	11/1/2028	A+		5,000	5,604,300
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB+		5,000	1,981,600
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	13,737,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	1,986,210

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	$1,000	$1,148,030
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	5,000	5,790,050
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,250	3,756,025
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BB+	2,000	2,338,500
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB-	3,000	3,136,740
MA Port Auth–Delta Airlines AMT (AMBAC)	0.379%	#	1/1/2031	NR	5,000	4,242,115
Mid–Bay Bridge Auth	7.25%		10/1/2034	BBB-	5,900	7,836,203
NJ Trans Trust Fund	6.00%		6/15/2035	A-	2,700	2,991,222
North TX Twy Auth	5.00%		1/1/2040	A1	3,450	3,757,498
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2038	BBB	2,500	2,640,250
PR Hwy & Trans Auth	5.00%		7/1/2020	CC	6,035	2,308,387
PR Hwy & Trans Auth	5.00%		7/1/2022	CC	1,545	590,963
PR Hwy & Trans Auth	5.00%		7/1/2028	CC	1,015	388,238
PR Hwy & Trans Auth	5.00%		7/1/2030	CC	4,890	1,870,425
PR Hwy & Trans Auth (AMBAC)	5.25%		7/1/2038	CC	4,000	3,180,040
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BB+	3,270	3,443,964
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BB+	4,000	4,188,120
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2022	AA-	570	457,870
Susquehanna Area Regl Arpt AMT	6.50%		1/1/2038	Baa3	7,870	8,338,737
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB-	1,500	1,711,695
Total						104,980,857

Utilities 10.21%
Adelanto Util Sys	6.625%		7/1/2031	NR	11,000	12,416,360
Arborwood CDD	5.50%		5/1/2036	NR	565	565,141
Brazos River Auth–TXU AMT(f)	5.00%		3/1/2041	NR	6,000	345,000
Brazos River Auth–TXU AMT(f)	6.30%		7/1/2032	NR	2,000	115,000
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	2,500	2,659,925
Compton Water	6.00%		8/1/2039	NR	3,710	3,937,905
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	2,195	2,274,020
Detroit Water	5.25%		7/1/2041	BBB+	5,000	5,293,700
Guam Waterworks Auth	5.50%		7/1/2043	A-	2,535	2,832,229
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-	3,000	3,118,500
IN Muni Pwr	5.25%		1/1/2034	A+	2,345	2,680,757
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	5,000	3,353,500
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB-	5,445	3,618,094

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Utilities (continued)
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		$5,000	$5,594,050
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		19,440	22,262,688
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000	3,560,600
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,000	5,336,200
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375	2,381,104
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255	3,261,315
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-		5,795	6,854,326
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1		3,500	3,982,265
Moraine Ohio Solid Waste Disp AMT(f)	6.75%	12/31/2025	NR		525	53
MSR Energy Auth–Citi	6.50%	11/1/2039	A-		5,850	7,736,098
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000	12,208,020
NYC Muni Water(b)	5.13%	6/15/2030	AA+		1,000	1,109,820
PA Econ Dev–PPL Energy Supply Rmkt	5.00%	12/1/2037	BB-		4,900	4,942,140
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA		5,600	6,347,320
Pima Co IDA–Global Water AMT	5.60%	12/1/2022	NR		2,000	2,058,680
Pima Co IDA–Global Water AMT	5.75%	12/1/2032	NR		5,000	5,060,100
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-		8,460	6,773,922
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-		4,865	3,308,200
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-		4,865	3,350,817
PR Elec Pwr Auth	5.00%	7/1/2029	CC		1,500	971,265
PR Elec Pwr Auth	5.00%	7/1/2042	CC		1,400	906,500
PR Elec Pwr Auth	5.25%	7/1/2040	CC		15,785	10,220,787
PR Elec Pwr Auth	5.50%	7/1/2038	CC		1,500	971,250
Sabine River Auth–TXU AMT(f)	6.45%	6/1/2021	C	(c)	2,000	115,000
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	Aa1		19,375	21,696,868
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	Aa1		6,270	7,021,387
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3		5,000	5,459,800
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-		2,000	2,414,820
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR		340	340,231
Total						199,455,757
Total Municipal Bonds (cost $1,985,984,007)						1,956,931,063

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:
	Interest	Maturity		S&P or	Shares		Fair
Investments	Rate	Date		Moody’s(a)	(000)		Value
SHORT-TERM INVESTMENTS 0.33%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)
					–	(j)	$797

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
	Rate#	Date(d)	Date		(000)
Variable Rate Demand Notes 0.33%

Corporate-Backed 0.31%
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	$100		100,000
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	6,000		6,000,000
Total							6,100,000

Utilities 0.02%
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	400		400,000
Total Variable Rate Demand Notes (cost $6,500,000)							6,500,000
Total Short-Term Investments (cost $6,500,797)							6,500,797
Total Investments in Securities 100.47% (cost $1,992,484,804)							1,963,431,860
Liabilities in Excess of Cash and Other Assets(i) (0.47%)							(9,141,541)
Net Assets 100.00%							$1,954,290,319

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	32	Short	$(5,035,000)	$66,943

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	159	Short	$(20,468,766)	$(195,303)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

See Notes to Financial Statements.	103

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Other Revenue	$–	$147,911,298	$797	(4)	$147,912,095
Utilities	–	199,455,704	53	(4)	199,455,757
Remaining Industries	–	1,609,563,211	–		1,609,563,211
Money Market Mutual Fund	797	–	–		797
Variable Rate Demand Notes	–	6,500,000	–		6,500,000
Total	$797	$1,963,430,213	$850		$1,963,431,860

Liabilities
Trust Certificates(5)	$–	$(41,160,000)	$–		$(41,160,000)
Total	$–	$(41,160,000)	$–		$(41,160,000)

Other Financial Instruments
Futures Contracts
Assets	$66,943	$–	$–		$66,943
Liabilities	(195,303)	–	–		(195,303)
Total	$(128,360)	$–	$–		$(128,360)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.
(4)	Municipal Bonds categorized as Level 3 investment includes MI St Strategic Fd. (Other Revenue), Moraine Ohio Solid Waste Disp AMT (Utilities) and Ohio St Pollution Ctl Rev (Other Revenue).
(5)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$850
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of September 30, 2015	$850

104	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 95.79%

Corporate-Backed 17.89%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	$20	$20,056
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	120	120,461
Allegheny Co IDA–US Steel	5.50%	11/1/2016	BB-	50	50,657
Allegheny Co IDA–US Steel	6.50%	5/1/2017	BB-	175	181,055
Austin Convention (XLCA)	5.25%	1/1/2020	BBB-	90	93,367
Austin Convention (XLCA)	5.25%	1/1/2024	BBB-	50	51,721
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2021	Ba1	110	113,776
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	200	214,030
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	57,573
Downtown Phoenix Hotel Corp (FGIC)	5.25%	7/1/2026	Ba1	100	101,210
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR	100	106,098
Gulf Coast IDA–CITGO TX AMT	4.875%	5/1/2025	B+	100	104,051
Houston Arpt–Continental Airlines AMT	5.00%	7/1/2029	BB-	250	264,112
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	655	691,883
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	175	190,085
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	30	31,813
IN Fin Auth–US Steel	6.00%	12/1/2019	BB-	125	131,784
LA Env Facs–Westlake Chem	6.50%	11/1/2035	BBB+	100	118,002
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB+	100	108,783
Montgomery Co IDA–Peco Generation	2.60%	3/1/2034	BBB	100	99,406
NY Liberty Dev Corp–3 WTC†	5.15%	11/15/2034	NR	100	103,825
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	150	150,749
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	165	169,836
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	100	107,834
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%	7/15/2036	BBB	40	39,736
Seminole Tribe Spl Oblig†	5.75%	10/1/2022	BBB-	20	21,314
Tulsa Mun Arpt Trust–American Airlines AMT	5.00%	6/1/2035	BB-	150	162,911
Washington Co Wastewtr–Cargill AMT	2.375%	9/1/2030	A	250	249,710
York Co Ind–Celanese AMT	5.70%	1/1/2024	BB-	180	180,045
Total					4,035,883

Education 7.20%
Clifton Higher Ed–Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	101,380
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2020	Baa1	150	167,451
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2017	Baa3	75	76,218

See Notes to Financial Statements.	105

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3	$100	$106,201
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	100	110,589
New Rochelle LDC–Iona Clg	5.00%		7/1/2022	BBB	100	116,288
NY Dorm–Long Island Univ	3.00%		9/1/2019	BBB-	150	152,940
NY Dorm–Orange Regl Med Ctr	5.00%		12/1/2018	Ba1	100	108,807
NY Dorm–Pace Univ	5.00%		5/1/2024	BB+	150	165,058
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	100	109,814
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	NR	15	16,268
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	B3	70	73,057
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	NR	10	11,465
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	15	14,828
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	NR	30	34,393
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	60	58,478
NY Dorm–Yeshiva Univ	5.00%		9/1/2016	NR	5	5,214
NY Dorm–Yeshiva Univ	5.00%		9/1/2016	B3	20	20,660
NY Dorm–Yeshiva Univ	5.00%		11/1/2022	NR	20	24,087
NY Dorm–Yeshiva Univ	5.00%		11/1/2022	B3	30	32,889
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	B3	10	10,540
VA Clg Bldg Auth–Marymount Univ	5.00%		7/1/2022	BB+	100	108,306
Total						1,624,931

General Obligation 9.85%
Arkansas City Bldg–So Cent Reg Med	6.25%		9/1/2024	Caa1	15	14,694
Bayonne GO (AGM)	5.00%		8/1/2022	AA	100	113,972
Chicago Brd Ed	0.85%	#	3/1/2036	BB	100	88,804
Chicago Brd Ed	5.00%		12/1/2019	BB	70	68,965
Chicago Brd Ed (AMBAC)	5.00%		12/1/2017	BB	100	102,728
Chicago GO	5.00%		12/1/2019	BBB+	150	154,467
Chicago GO	5.00%		1/1/2021	BBB+	60	60,634
Chicago GO (AMBAC)	5.00%		12/1/2017	BBB+	100	101,714
Cook Co GO	5.00%		11/15/2018	AA	75	80,390
Cook Co GO	5.00%		11/15/2018	AA	200	214,312
Eaton Area Pk & Rec Dist	5.00%		12/1/2018	NR	100	105,204
Guam GO	5.00%		11/15/2023	BB-	10	10,864
Guam GO	6.00%		11/15/2019	BB-	50	54,261
Guam GO	6.75%		11/15/2029	BB-	50	61,370
IL State GO	5.00%		8/1/2017	A-	75	79,615
IL State GO	4.00%		7/1/2018	A-	65	67,792

106	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
IL State GO	4.25%	4/1/2017	A-		$50	$52,040
IL State GO	5.00%	2/1/2022	A-		50	54,219
NYC GO	5.00%	10/15/2016	AA		40	41,645
Oakland USD	5.00%	8/1/2020	NR		150	170,289
PR Comwlth GO	5.25%	7/1/2022	Caa3		55	36,644
PR Comwlth GO	5.50%	7/1/2017	Caa3		60	45,115
PR Comwlth GO (AG)	5.00%	7/1/2017	AA		65	66,905
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA		30	29,706
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		210	189,525
PR Pub Bldg Auth GTD	5.50%	7/1/2019	Caa3		35	23,226
PR Pub Bldg Auth GTD	5.50%	7/1/2023	Caa3		55	34,243
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa3		100	100,203
Total						2,223,546

Health Care 19.80%
Alachua Co IDA–No FL Retirement Vlg	5.625%	11/15/2022	NR		10	10,402
Alachua Co IDA–No FL Retirement Vlg	5.75%	11/15/2026	NR		150	155,194
Allegheny Co Hsp–Univ Pitt Med Ctr (NPFGC)(FGIC)	6.00%	7/1/2023	AA-		100	125,928
AZ Hlth Facs–Beatitudes	5.10%	10/1/2022	NR		80	80,875
Blaine Sr Hsg & Hlthcare–Crest View	5.125%	7/1/2025	NR		100	102,029
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2020	BBB+		100	113,254
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2024	Baa1		30	34,856
CA Stwde–American Baptist	5.00%	10/1/2020	BBB+	(c)	100	111,607
Collier Co IDA–Arlington of Naples	5.25%	5/15/2022	NR		100	100,005
Comanche Co Hsp Auth	5.00%	7/1/2022	BBB-		100	108,493
Dauphin CO Gen Auth–Pinnacle Hlth	5.25%	6/1/2017	A		15	15,728
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		25	25,856
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2026	BB		100	102,319
Harris Co Cultural Ed–Brazos	5.00%	1/1/2023	BB+	(c)	15	15,943
IL Fin Auth–Centegra Hlth	5.00%	9/1/2021	BBB		100	110,805
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(c)	100	100,034
IL Fin Auth–Provena Hlth	6.25%	5/1/2022	BBB+		50	58,123
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		20	20,098
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		25	25,070
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB		15	15,035
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	98,122
LA Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(c)	55	61,481

See Notes to Financial Statements.	107

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care (continued)
MA DFA–Boston Med Ctr	5.00%		7/1/2022	BBB		$155	$176,722
MA Hlth & Ed–Boston Med Ctr	4.75%		7/1/2023	BBB		40	42,378
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%		7/1/2020	Baa3		15	15,738
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%		7/1/2027	Baa3		95	98,963
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba2		140	165,997
Moon IDC–Baptist Homes Soc	5.00%		7/1/2020	NR		100	103,312
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2018	NR		100	101,733
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		75	76,195
NJ Hlth–Barnabas Hlth	4.00%		7/1/2018	A-		35	37,310
NJ Hlth–St Josephs Hlth	6.625%		7/1/2038	BBB-		190	210,507
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		125	133,994
NJ Hlth–Trinitas Hsp	5.25%		7/1/2023	BBB		85	89,845
NY Dorm–Orange Regl Med Ctr	5.00%		12/1/2022	Ba1		200	223,666
Onondaga CDC–St Josephs Hsp	5.125%		7/1/2031	BB		100	105,106
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		100	113,717
Palm Beach Co Hlth–Sinai Residences	7.25%		6/1/2034	NR		20	22,992
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2022	BB+		100	103,102
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2026	BB+		35	36,283
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2030	BB+		145	148,070
Philadelphia Hsps–Temple Univ Hlth	6.25%		7/1/2023	BB+		15	15,850
Red River Hlth–Methodist Ret Cmnty	6.125%		11/15/2020	NR		100	100,160
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		75	95,446
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		100	109,134
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	100	100,502
Tyler Hlth–Mother Frances Hsp	5.125%		7/1/2022	Baa1		55	62,295
WA Hlth Care–Overlake Hsp	4.75%		7/1/2020	A		100	113,926
WA Hsg–Herons Key	4.375%		1/1/2021	NR		100	101,358
Westchester Co Hlth Care	5.00%		11/1/2022	Baa1		100	114,608
WI Hlth & Ed–Aurora Hlth	5.00%		8/15/2019	A2		50	56,379
Total							4,466,545

Housing 1.23%
CA Muni Fin–UC Berkeley Hsg	4.00%		6/1/2019	Baa3		75	79,715
NJ Eda–Montclair St Std Hsg	5.00%		6/1/2021	Baa3		50	54,906
NYC IDA–Yankee Stadium (FGIC)	0.99%	#	3/1/2021	BBB		150	143,493
Total							278,114

108	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations 2.74%
CA Pub Wks–Dept of Correction	5.00%	12/1/2019	A1	$105	$115,202
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Ba1	15	16,441
NJ Bldg Auth	5.00%	12/15/2018	A-	150	159,349
NJ EDA–Sch Facs	5.00%	9/1/2020	NR	75	87,369
NJ EDA–Sch Facs	5.00%	9/1/2020	A-	25	26,828
NJ EDA–Transit Proj	5.00%	5/1/2019	A-	200	212,822
Total					618,011

Other Revenue 3.62%
Austin Convention†	5.75%	1/1/2034	BB	100	101,833
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2024	Ba1	25	25,602
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	170	173,832
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	100	114,029
Central Plains–Goldman Sachs	5.25%	12/1/2021	A-	20	22,801
Downtown Phoenix Hotel Corp (FGIC)	4.25%	7/1/2020	Ba1	85	85,825
MI Fin Auth–Student Loan AMT	5.00%	11/1/2020	Aa3	25	27,890
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019	BBB+	250	264,675
Total					816,487

Special Tax 3.29%
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	100	114,181
Fremont CFD–Pacific Commons	5.00%	9/1/2021	NR	100	110,577
Lake Elsinore PFA	5.00%	9/1/2023	NR	100	111,521
NJ EDA–Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	15	16,459
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2017	BB+	95	98,550
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2025	BB+	60	61,951
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2026	BB+	35	36,095
San Francisco Redev–Mission Bay South	5.00%	8/1/2026	NR	30	33,538
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	150	160,620
Total					743,492

Tax Revenue 1.30%
Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	125	135,515
Jefferson Co–Sch Warrant	4.75%	1/1/2025	A-	45	45,251
PR Corp Sales Tax	5.00%	8/1/2022	Caa3	100	66,750
PR Corp Sales Tax	5.50%	8/1/2023	CC	100	45,500
Total					293,016

See Notes to Financial Statements.	109

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tobacco 7.09%
Buckeye Tobacco	5.125%	6/1/2024	B-	$475	$407,322
Buckeye Tobacco	5.375%	6/1/2024	B-	100	86,522
Golden St Tobacco	4.50%	6/1/2027	B	250	240,325
MI Tob Settlement	5.125%	6/1/2022	B-	95	84,942
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	15	15,057
Nthrn AK Tobacco	5.00%	6/1/2032	B3	10	8,773
Nthrn CA Tobacco	4.75%	6/1/2023	B+	55	54,999
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	10	11,414
Railsplitter Tobacco Settlement Auth	5.50%	6/1/2023	A	30	34,667
RI Tob Settlement	5.00%	6/1/2023	BBB+	65	73,640
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A	60	67,963
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	85	85,467
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	250	241,712
TSASC	4.75%	6/1/2022	BBB-	30	30,457
TSASC	5.00%	6/1/2026	BB-	155	157,215
Total					1,600,475

Transportation 6.98%
Chicago GO	4.00%	1/1/2019	BBB+	180	179,451
Chicago O’Hare Arpt AMT	5.00%	1/1/2023	A	75	83,836
Chicago Water	5.00%	11/1/2020	A-	140	153,356
Cleveland Arpt (AG)	4.00%	1/1/2020	AA	60	64,507
Delaware River Port Auth	5.00%	1/1/2022	BBB	150	171,253
E–470 Hwy Auth	5.00%	9/1/2020	BBB+	100	112,455
E–470 Hwy Auth (NPFGC)	5.25%	9/1/2018	AA-	40	43,925
Houston Arpt–Continental Airlines AMT	4.50%	7/1/2020	BB-	250	261,597
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2021	Baa1	90	102,765
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR	35	35,123
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2017	NR	25	25,095
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	35	39,024
NYC IDA–American Airlines AMT	2.00%	8/1/2028	NR	100	100,170
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-	85	96,183
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	45	17,212
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA	25	25,516
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA	35	35,901
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	25	27,125
Total					1,574,494

110	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities 14.80%
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	$100	$101,172
Chicago Water (AGM)	4.25%	11/1/2018	AA	230	244,706
CO Public Auth–ML	6.125%	11/15/2023	A-	100	122,186
Detroit Sewer	5.00%	7/1/2022	BBB+	120	136,264
Detroit Sewer Rmkt	6.50%	7/1/2024	Baa3	100	111,948
Detroit Water	5.00%	7/1/2019	BBB+	30	33,078
Detroit Water	5.25%	7/1/2025	BBB+	15	16,600
Guam Waterworks Auth	5.00%	7/1/2029	A-	75	82,987
NC Eastern Muni Pwr	6.00%	1/1/2022	A-	100	126,159
OH Air Quality–FirstEnergy	5.625%	6/1/2018	Baa2	300	320,262
OH Air Quality–FirstEnergy	3.75%	12/1/2023	BBB-	65	66,498
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	110	122,222
PA Econ Dev–PPL Energy Supply Rmkt	5.00%	12/1/2037	BB-	100	100,860
Philadelphia Gas Works	5.00%	8/1/2021	A-	200	230,086
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	175	140,122
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	35	25,025
PR Corp Sales Tax	4.00%	8/1/2016	CC	65	48,311
PR Elec Pwr Auth	4.10%	7/1/2019	Caa3	55	35,612
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	29,752
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	115	113,201
PR Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	90	89,000
Roseville Nat Gas–ML	5.00%	2/15/2018	A-	60	64,216
Southern CA Waterworks TCRS (FGIC)	5.75%	7/1/2021	AAA	60	71,104
TEAC–Goldman Sachs	5.00%	2/1/2020	A-	190	210,655
TEAC–Goldman Sachs	5.25%	9/1/2018	A-	10	11,017
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2021	A3	220	252,054
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2024	A-	125	144,404
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2018	A-	125	137,060
Wise Co IDA–VA Elec & Pwr Co	2.15%	10/1/2040	A2	150	151,818
Total					3,338,379
Total Municipal Bonds (cost $21,520,248)					21,613,373

See Notes to Financial Statements.	111

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
SHORT-TERM INVESTMENTS 2.71%

Municipal Bonds 0.27%

Other Revenue 0.23%
MO Env Impt–St Rev Fd	5.50%	7/1/2016	Aaa	$50	$51,169

Special Tax 0.04%
NYC IDA–Queens Stadium (AMBAC)	4.00%	1/1/2016	BB+	10	10,056
Total Municipal Bonds (cost $61,214)					61,225

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
Variable Rate Demand Notes 2.44%

Corporate-Backed 0.44%
Port Arthur Nav Dist–Motiva	0.30%	10/1/2015	12/1/2039	A2	100	100,000

Utilities 2.00%
Las Vegas Valley Water District	0.25%	10/1/2015	6/1/2036	AA+	450	450,000
Total Variable Rate Demand Notes (cost $550,000)						550,000
Total Short-Term Investments (cost $611,214)						611,225
Total Investments in Securities 98.50% (cost $22,131,462)						22,224,598
Cash and Other Assets in Excess of Liabilities(i) 1.50%						337,934
Net Assets 100.00%						$22,562,532

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 2-Year Treasury Note	December 2015	3	Short	$(657,094)	$ (896)
U.S. 5-Year Treasury Note	December 2015	9	Short	(1,084,641)	(1,071)
U.S. 10-Year Treasury Note	December 2015	4	Short	(514,937)	(4,913)
Totals				$(2,256,672)	$(6,880)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

112	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2015

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$21,674,598	$–	$21,674,598
Variable Rate Demand Notes	–	550,000	–	550,000
Total	$–	$22,224,598	$–	$22,224,598

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(6,880)	–	–	(6,880)
Total	$(6,880)	$–	$–	$(6,880)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal period ended September 30, 2015.

See Notes to Financial Statements.	113

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 99.52%

Corporate-Backed 0.99%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,054,870
CA Poll Ctl–Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,551,555
Total					2,606,425

Education 8.18%
CA Ed Facs–Chapman Univ	5.00%	4/1/2040	A2	1,000	1,110,840
CA Ed Facs–Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,032,020
CA Ed Facs–Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,265,906
CA Ed Facs–Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,140,150
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	359,674
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,186,274
CA Fin Auth–Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,441,125
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,550,473
CA Infra & Econ Dev–Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,135,210
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR	500	514,835
CA Sch Fin Auth–KIPP LA†	5.00%	7/1/2045	BBB-	540	567,589
CA Stwde–Windrush Sch(f)	5.50%	7/1/2037	NR	1,250	12
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,167,690
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,852,320
Univ California	5.00%	5/15/2037	AA-	1,435	1,619,670
Univ California	5.00%	5/15/2040	AA-	1,000	1,141,660
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,502,980
Total					21,588,428

General Obligation 20.18%
CA State GO	5.00%	9/1/2021	AA-	1,000	1,195,830
CA State GO	5.00%	9/1/2029	AA-	485	556,625
CA State GO	5.00%	2/1/2032	AA-	2,000	2,273,100
CA State GO	5.00%	2/1/2033	AA-	1,000	1,133,440
CA State GO	5.25%	10/1/2029	AA-	1,500	1,725,795
CA State GO	5.25%	8/1/2032	AA-	2,500	3,006,025
CA State GO	5.25%	10/1/2032	AA-	4,000	4,654,200
CA State GO	5.25%	4/1/2035	AA-	3,000	3,450,630
CA State GO	5.50%	3/1/2040	AA-	2,000	2,314,800
CA State GO	6.50%	4/1/2033	AA-	3,500	4,166,365
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,209,550
Grossmont UHSD	5.00%	8/1/2043	Aa3	1,250	1,379,975

114	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		$2,000	$606,960
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,135,600
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,189,820
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,535,810
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,174,530
Merced Union UHSD(e)	5.00%	8/1/2042	Aa3		1,000	1,127,180
Moreno Vly USD (AGM)	5.00%	8/1/2044	AA		1,500	1,682,925
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,182,890
Oakland USD	6.125%	8/1/2029	NR		1,000	1,128,200
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,037,580
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,356,864
Pomona USD (BAM)	5.00%	8/1/2039	AA		1,000	1,121,020
PR Comwlth GO	5.50%	7/1/2031	Caa3		3,000	1,965,030
San Diego USD	5.00%	7/1/2027	AA-		1,000	1,199,000
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,196,880
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,119,410
Santa Monica CCD	5.00%	8/1/2044	AA		1,500	1,703,565
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,226,929
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,182,030
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,345,310
Total						53,283,868

Health Care 13.84%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(c)	1,060	1,139,500
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,054,470
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	130,293
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,114,860
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,392,937
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,096,310
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,241,000
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,127,150
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,191,972
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,329,900
CA Hlth–St Joseph Hlth	5.00%	7/1/2034	AA-		1,000	1,201,800
CA Hlth–Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,105,680
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,336,820
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	540,990
CA Muni Fin–NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,270,836
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,048,070

See Notes to Financial Statements.	115

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
CA Stwde–Cottage Hlth	5.00%	11/1/2043	A+		$750	$832,470
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		525	586,320
CA Stwde–Kaiser Permanente	5.00%	4/1/2042	A+		1,000	1,097,960
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB+		2,000	2,119,120
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB+		1,000	1,038,970
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		1,000	1,052,060
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,155,260
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	678,339
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	560,212
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,515,840
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,312,900
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,086,220
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,181,360
Total						36,539,619

Housing 2.45%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,058,060
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,101,350
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	532,680
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,019,470
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,638,315
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,108,270
Total						6,458,145

Lease Obligations 7.10%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		1,000	1,169,760
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		2,000	2,431,400
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,113,390
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A+		1,000	1,159,810
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A+		2,000	2,413,660
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,124,930
Malibu COP	5.00%	11/1/2034	AA+		1,000	1,165,160
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,390,885
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,177,750
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,438,870
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,159,641
Total						18,745,256

116	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Other Revenue 2.56%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(c)	$850	$864,034
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,320	1,373,737
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,217,240
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB-		600	641,106
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,656,945
Total						6,753,062

Special Tax 9.80%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		1,000	1,093,100
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,116,660
Corona Norco Sch Dist PFA	5.00%	9/1/2021	A-		350	400,442
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,607,360
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,120,260
Irvine CFD–Great Park	5.00%	9/1/2044	NR		500	535,200
La Quinta Redev Agy	5.00%	9/1/2033	AA-		1,000	1,143,500
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,072,210
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,149,030
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+		1,120	1,277,147
Poway USD PFA	5.00%	9/15/2024	BBB		280	316,781
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,500	1,681,590
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A		2,000	2,280,060
Roseville CFD–Westpark	5.00%	9/1/2031	NR		1,000	1,076,000
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-		1,000	1,165,160
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-		500	598,370
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-		1,000	1,195,640
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,694,325
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA		150	152,077
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR		500	549,275
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A+		500	571,525
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A+		500	570,595
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA		1,505	1,670,535
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A		1,500	1,823,460
Total						25,860,302

Tax Revenue 2.24%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+		1,030	1,155,681
PR Corp Sales Tax	5.00%	8/1/2024	CC		1,000	442,510
PR Corp Sales Tax	5.25%	8/1/2041	CC		2,000	847,500

See Notes to Financial Statements.	117

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tax Revenue (continued)
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		$450	$540,643
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2		1,000	1,192,610
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,737,975
Total						5,916,919

Tobacco 3.85%
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	B	(c)	5,000	512,550
Golden St Tobacco	4.50%	6/1/2027	B		1,510	1,451,563
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	934,324
Golden St Tobacco	5.00%	6/1/2045	A+		1,000	1,102,130
Golden St Tobacco	5.125%	6/1/2047	B-		2,000	1,648,660
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,784,860
Inland Empire Tobacco	5.00%	6/1/2021	B-	(c)	755	752,743
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,015	925,020
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	1,052,868
Total						10,164,718

Transportation 14.84%
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	952,728
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,655,765
Bay Area Toll Auth	5.00%	10/1/2033	AA-		2,905	3,293,195
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		1,500	662,070
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,735	1,991,832
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		3,000	3,474,030
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,780	3,212,846
Long Beach Harbor AMT	5.00%	5/15/2028	AA		1,000	1,167,710
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA		2,000	2,234,920
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2021	AA		1,325	1,550,303
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2045	AA		1,000	1,102,600
Los Angeles Harbor AMT	5.00%	8/1/2036	AA		1,000	1,124,270
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,405,125
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-		1,500	1,668,420
San Diego Arpt AMT	5.00%	7/1/2027	A+		1,000	1,149,080
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,618,031
San Francisco Port Commn AMT	5.00%	3/1/2030	A1		1,415	1,573,805
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-		1,000	1,103,730
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-		1,000	1,056,160

118	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	$4,585	$4,817,368
San Jose Arpt	5.00%		3/1/2029	A2	500	581,055
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,788,570
Total						39,183,613

Utilities 13.49%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,128,760
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	1,000	1,148,050
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2026	AAA	65	71,670
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA	2,000	2,196,920
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,150,030
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,429,637
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	854,797
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	808,790
Guam Waterworks Auth	5.50%		7/1/2043	A-	500	558,625
Lathrop Fin Auth	6.00%		6/1/2035	NR	1,135	1,137,202
Long Beach Nat Gas–ML	1.644%	#	11/15/2026	A-	1,000	962,470
Long Beach Nat Gas–ML	5.25%		11/15/2020	A-	1,505	1,708,566
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	AA-	2,000	2,372,300
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,145,780
MSR Energy Auth–Citi	7.00%		11/1/2034	A-	1,000	1,381,100
Northern CA Gas–Morgan Stanley	0.91%	#	7/1/2027	A-	2,000	1,840,000
Northern CA Pwr–Geothermal #3	5.50%		7/1/2022	A1	1,985	2,279,634
PR Aqueduct & Swr Auth	5.75%		7/1/2037	CCC-	1,000	688,760
PR Elec Pwr Auth	5.25%		7/1/2024	Caa3	255	165,113
PR Elec Pwr Auth	5.25%		7/1/2033	Caa3	100	64,750
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	450	291,375
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,110,610
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500	1,763,310
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,877,940
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A	2,000	2,278,100
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,141,140
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A-	2,000	2,258,300
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,137,670
Upper Santa Clara Vly Jt Pwrs	5.00%		8/1/2028	AA-	540	651,164
Total						35,602,563
Total Municipal Bonds (cost $245,169,951)						262,702,918

See Notes to Financial Statements.	119

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2015

	Shares		Fair
Investments	(000)		Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $500)	—	(j)	$500
Total Investments in Securities 99.52% (cost $245,170,451)			262,703,418
Cash and Other Assets in Excess of Liabiities(i) 0.48%			1,257,013
Net Assets 100.00%			$263,960,431

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	2	Short	$(314,688)	$4,184

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	47	Short	$(6,050,516)	$(57,650)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$262,702,918	$–	$262,702,918
Money Market Mutual Fund	500	–	–	500
Total	$500	$262,702,918	$–	$262,703,418

Liabilities
Trust Certificates(4)	$–	$(1,500,000)	$–	$(1,500,000)
Total	$–	$(1,500,000)	$–	$(1,500,000)

Other Financial Instruments
Futures Contracts
Assets	$4,184	$–	$–	$4,184
Liabilities	(57,650)	–	–	(57,650)
Total	$(53,466)	$–	$–	$(53,466)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

120	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.55%

Corporate-Backed 3.12%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$278,733
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,000	1,080,180
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,976
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	384,398
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	79,498
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	109,154
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	50	54,318
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	650	700,921
Total					3,008,178

Education 11.15%
NJ Ed Facs–Clg of NJ	5.00%	7/1/2038	A	500	541,620
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	525	588,787
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	745	843,452
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	561,855
NJ Ed Facs–Princeton Univ	5.00%	7/1/2023	AAA	500	617,530
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	725	901,856
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	425	489,557
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,105,150
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	345,239
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	Aa3	525	584,808
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,313,575
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,134,450
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	853,425
NJ Inst of Tech	5.00%	7/1/2032	A1	500	555,745
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	302,063
Total					10,739,112

General Obligation 6.16%
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	583,225
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	400	399,368
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,135,283
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	400	469,196
PR Comwlth GO	5.00%	7/1/2027	Caa3	50	32,750
PR Comwlth GO	5.375%	7/1/2030	Caa3	1,000	655,010
PR Comwlth GO	5.375%	7/1/2033	Caa3	80	52,100
PR Comwlth GO	5.625%	7/1/2032	Caa3	100	65,501

See Notes to Financial Statements.	121

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
Rahway GO (AGM)	4.125%	12/15/2026	A1	$5	$5,185
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,048,300
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	445	490,225
Total					5,936,143

Health Care 15.20%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	543,360
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	537,790
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	40	45,599
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	250,402
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	813,300
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	A+	650	770,133
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A-	90	96,074
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A-	650	749,307
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	A-	925	1,061,548
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,291,014
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	AA-	640	707,379
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	554,035
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A	500	553,245
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	580,155
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	1,135	1,257,501
NJ Hlth–St Lukes Warren Hsp	5.00%	8/15/2031	A-	1,000	1,101,540
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,277,340
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2025	AA+	415	425,973
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,025,170
Total					14,640,865

Housing 2.42%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,155	1,281,265
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,051,280
Total					2,332,545

Lease Obligations 20.90%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Ba1	1,250	1,370,113
Newark Hsg–Police Fac (AG)	6.75%	12/1/2038	A3	750	866,693
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,036,310
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,205,800
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	227,753
NJ EDA–Sch Facs	5.00%	3/1/2026	A-	350	366,741
NJ EDA–Sch Facs	5.00%	3/1/2028	A-	110	113,917

122	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	9/1/2033	A-	$1,020	$1,143,410
NJ EDA–Sch Facs	5.00%	6/15/2034	A-	200	204,658
NJ EDA–Sch Facs	5.00%	3/1/2035	A-	725	736,810
NJ EDA–Sch Facs	5.25%	9/1/2026	A-	405	428,769
NJ EDA–Sch Facs	5.50%	12/15/2029	A-	1,275	1,383,298
NJ EDA–Seeing Eye	5.00%	6/1/2032	A	750	835,553
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A-	1,350	1,432,593
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,797,971
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,069,770
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	614,235
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	258,420
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,085,670
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,129,038
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,091,130
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	500	559,905
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	176,255
Total					20,134,812

Other Revenue 1.22%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,104,630
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%	1/1/2037	NR	1,300	65,000
Total					1,169,630

Special Tax 0.85%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	821,367

Tax Revenue 6.99%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	454,509
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	529,900
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,205	1,498,502
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	375	420,757
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	534,644
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,396,347
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	353,397
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	123,707
PR Corp Sales Tax	5.00%	8/1/2035	CC	1,000	423,750
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	439,875
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	500	554,205
Total					6,729,593

See Notes to Financial Statements.	123

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tobacco 6.20%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	$1,525	$1,614,624
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	1,005,490
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	710,635
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,405	2,640,033
Total					5,970,782

Transportation 19.20%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	349,506
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,132,861
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,115	1,272,984
Delaware River Port Auth	5.00%	1/1/2024	BBB	350	399,385
Delaware River Port Auth	5.00%	1/1/2028	A	500	582,410
Delaware River Port Auth	5.00%	1/1/2034	A	505	570,741
Hudson Co Impt–Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	525	584,582
NJ Tpk Auth	5.00%	1/1/2028	A+	535	611,617
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,464,258
NJ Tpk Auth	5.00%	1/1/2038	A+	750	825,960
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	920,033
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,243,416
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,208,081
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	609,150
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,174,900
Port Auth NY & NJ	5.00%	9/1/2036	AA-	250	286,293
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,020	1,163,402
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB-	75	87,305
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	210	249,024
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,112,790
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,105,490
South Jersey Trans Auth	5.00%	11/1/2039	A-	515	544,602
Total					18,498,790

Utilities 5.14%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	458,888
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,038,250
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,000	1,197,710
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A3	525	428,479
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	358,671
PR Aqueduct & Swr Auth	5.25%	7/1/2024	CCC-	295	209,081
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	71,225
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	48,562

124	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount		Fair
Investments	Rate	Date	Moody’s(a)	(000)		Value
Utilities (continued)
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	$100		$64,750
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000		1,079,770
Total						4,955,386
Total Municipal Bonds (cost $93,814,105)						94,937,203

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $500)				–	(j)	500
Total Investments in Securities 98.55% (cost $93,814,605)						94,937,703
Cash and Other Assets in Excess of Liabilities(i) 1.45%						1,398,586
Net Assets 100.00%						$96,336,289

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2015	3	Short	$ (472,031)	$6,276

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2015	12	Short	$ (1,544,813)	$(14,740)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$94,937,203	$–	$94,937,203
Money Market Mutual Fund	500	–	–	500
Total	$500	$94,937,203	$–	$94,937,703

Other Financial Instruments
Futures Contracts
Assets	$6,276	$–	$–	$6,276
Liabilities	(14,740)	–	–	(14,740)
Total	$(8,464)	$–	$–	$(8,464)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.

See Notes to Financial Statements.	125

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 99.04%

Corporate-Backed 6.93%
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	$250	$265,760
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A-	2,800	3,312,736
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	500	503,500
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	900	906,984
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	4,775	4,827,000
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	592,765
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,143,265
NY Liberty Dev Corp–B of A Tower	5.625%	7/15/2047	AA	1,690	1,914,669
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,295	1,381,804
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	2,265	2,276,302
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,915,146
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,360	1,368,350
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa3	5,000	5,057,750
Total					25,466,031

Education 13.76%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,621,255
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	474,308
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	581,925
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,292,368
Build NYC Res Corp–Fieldston Sch	5.00%	6/1/2023	A-	125	147,889
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,106,410
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	509,150
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	315,795
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	362,068
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	960	992,938
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	1,750	1,944,880
Monroe IDC–Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,094,150
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	236,027
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	285,363
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	200	226,686
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200	225,448
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+	500	541,240
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,271,556
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1	500	590,835
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1	1,600	1,872,864

126	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Education (continued)
NY Dorm–Barnard Clg	5.00%	7/1/2043	A1		$1,000	$1,117,580
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,128,680
NY Dorm–Fordham University	5.25%	7/1/2031	A		2,275	2,603,533
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB-		1,000	1,096,420
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,190,320
NY Dorm–NYU	5.25%	7/1/2034	AA-		5,500	6,272,915
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+		570	628,818
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,163,402
NY Dorm–Rockefeller Univ	5.00%	7/1/2038	AA+		1,000	1,132,240
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	295,885
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,121,080
NY Dorm–SUNY	5.00%	7/1/2028	Aa3		1,000	1,191,990
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		1,500	1,689,870
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		1,025	1,146,944
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,263,501
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,640,705
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,168,900
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2036	AA-		575	656,523
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,396,271
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,882,550
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,128,230
Total						50,609,512

General Obligation 5.38%
Erie CO GO(e)	5.00%	9/15/2028	AA-		275	323,950
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,187,750
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,177,240
NYC GO	5.00%	8/1/2021	AA		1,070	1,246,272
NYC GO	5.00%	8/1/2022	AA		2,215	2,652,352
NYC GO	5.00%	8/1/2026	AA		1,750	2,133,985
NYC GO	5.00%	8/1/2027	AA		1,410	1,657,822
NYC GO	5.00%	8/1/2027	AA		1,500	1,800,390
NYC GO	5.00%	10/1/2034	AA		1,500	1,708,155
NYC GO	5.00%	3/1/2036	AA		1,285	1,455,262
NYC GO	5.00%	3/1/2037	AA		1,500	1,687,245
PR Comwlth GO	5.00%	7/1/2027	Caa3		155	101,525
PR Comwlth GO	5.375%	7/1/2030	Caa3		4,035	2,642,965
Total						19,774,913

See Notes to Financial Statements.	127

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care 11.05%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		$300	$347,859
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,052,670
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	850,500
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,024,870
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	553,245
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,688,406
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,530
Madison Co IDA–Oneida Hlth	5.25%	2/1/2027	NR		750	798,540
Madison Co IDA–Oneida Hlth	5.50%	2/1/2032	NR		750	801,008
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	707,088
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,293,754
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	409,050
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,186,140
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	545,905
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	781,050
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,291,449
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,416,957
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,159,000
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,113,560
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,113,640
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2036	A-		1,000	1,104,910
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,737,600
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,199,140
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,103,840
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,178,943
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,133,170
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,200,384
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,038,730
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	BB		150	157,659
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,037,120
Suffolk Co IDA–Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,288,258
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		975	976,706
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,920
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,043,070
Westchester Co Hlth Care	6.00%	11/1/2030	Baa1		850	973,437
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,322,175
Total						40,630,283

128	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Housing 0.91%

NY Mtg Agy–Homeowner Mtg AMT	4.875%	10/1/2030	Aa1	$2,255	$2,330,452
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR	1,000	1,028,520
Total					3,358,972

Lease Obligations 8.51%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA	1,000	1,209,480
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	2,999,386
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,153,440
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA	2,000	2,356,440
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+	2,265	2,037,073
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2	1,560	1,845,355
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA	1,000	1,168,390
NY Dorm–Oneida	5.25%	8/15/2028	Aa2	3,375	3,743,145
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA	2,490	2,938,548
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+	1,000	1,134,170
NY UDC–PIT	5.00%	3/15/2035	AAA	1,500	1,683,900
NYC TFA–Bldg Aid	5.00%	7/15/2022	AA	2,150	2,537,516
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA	1,510	1,790,498
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA	1,425	1,665,597
NYC TFA–Bldg Aid	5.00%	7/15/2036	AA	2,500	2,843,575
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	176,255
Total					31,282,768

Other Revenue 6.86%
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	5,125	5,843,986
Brooklyn Arena LDC–Barclays Ctr	6.375%	7/15/2043	BBB-	2,455	2,811,712
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-	1,310	1,415,887
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,298,760
NY Dorm–SUNY	5.00%	7/1/2037	Aa2	1,000	1,134,210
NYC Cultural–Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,388,650
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	1,977,929
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A	2,000	2,222,200
NYC Cultural–Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	2,006,795
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA	1,520	1,824,821
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,140,400
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,149,027
Total					25,214,377

See Notes to Financial Statements.	129

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Special Tax 1.24%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	$1,000	$1,216,980
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,194,670
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,133,453
Total					4,545,103

Tax Revenue 14.62%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	755	847,125
Hudson Yards	5.75%	2/15/2047	A	2,650	3,025,213
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,208,415
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,136,020
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,816,925
NY Dorm–PIT	5.00%	12/15/2025	AAA	1,000	1,192,680
NY Dorm–PIT	5.00%	3/15/2027	AAA	1,250	1,502,100
NY Dorm–PIT	5.00%	2/15/2034	AAA	1,250	1,444,950
NY Dorm–PIT	5.00%	3/15/2036	AAA	2,000	2,297,180
NY Dorm–Sales Tax	5.00%	3/15/2026	AAA	1,000	1,232,790
NY Dorm–Sales Tax	5.00%	3/15/2030	AAA	530	623,238
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA	1,010	1,144,572
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	1,525	1,789,954
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	3,290	3,588,070
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	4,790	5,223,968
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	3,943,730
NY UDC–PIT	5.00%	3/15/2033	AAA	2,010	2,269,230
NY UDC–PIT	5.00%	3/15/2036	AAA	1,500	1,699,575
NYC TFA–Future Tax	4.00%	11/1/2022	AAA	1,000	1,139,060
NYC TFA–Future Tax	5.00%	11/1/2021	AAA	2,010	2,394,955
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,204,960
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,215,940
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,747,500
NYC TFA–Future Tax	5.00%	2/1/2030	AAA	240	281,328
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,300	1,500,525
NYC TFA–Future Tax	5.00%	5/1/2034	NR	5	5,694
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	2,495	2,786,516
NYC TFA–Future Tax	5.00%	8/1/2037	AAA	1,000	1,147,010
NYC TFA–Future Tax	5.00%	8/1/2039	AAA	1,000	1,129,970
PR Corp Sales Tax	5.25%	8/1/2027	CC	640	276,000
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,600	1,955,000
Total					53,770,193

130	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tobacco 3.03%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		$1,335	$1,447,140
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,247,386
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(c)	1,745	1,734,582
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(c)	2,350	2,107,222
TSASC	5.00%	6/1/2026	BB-		1,760	1,785,150
TSASC	5.125%	6/1/2042	B-		3,190	2,824,618
Total						11,146,098

Transportation 14.61%
MTA NY	5.00%	11/15/2023	AA-		2,455	2,928,324
MTA NY	5.00%	11/15/2023	AA-		1,000	1,192,130
MTA NY	5.00%	11/15/2027	AA-		350	407,383
MTA NY	5.00%	11/15/2027	AA-		1,750	2,051,525
MTA NY	5.00%	11/15/2028	AA-		1,000	1,160,510
MTA NY	5.00%	11/15/2028	AA-		705	825,160
MTA NY	5.00%	11/15/2029	A	(c)	1,500	1,754,220
MTA NY	5.00%	11/15/2030	AA-		2,000	2,298,460
MTA NY	5.00%	11/15/2038	AA-		2,500	2,796,425
MTA NY	5.25%	11/15/2028	AA-		2,000	2,419,020
MTA NY	5.25%	11/15/2029	AA-		1,000	1,182,210
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,102,390
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,092,170
NY Twy Auth	5.00%	1/1/2032	A		3,000	3,426,240
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,979,613
NY Twy Auth–Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,226,840
NYC IDA–Terminal One Group AMT	5.50%	1/1/2021	A3		1,250	1,263,575
NYC IDA–Terminal One Group AMT	5.50%	1/1/2024	A3		2,000	2,021,480
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,758,666
Port Auth NY & NJ	5.00%	9/1/2028	AA-		750	890,948
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,710,885
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-		170	192,367
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	BBB-		160	182,910
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB-		465	541,293
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB-		460	533,062
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA		220	258,361
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA		360	429,613
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,050	1,245,121
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,147,340

See Notes to Financial Statements.	131

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation 14.61%
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	$1,250	$1,455,000
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,685,628
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,349,675
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,714,625
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,041,463
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	605,720
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	721,752
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,125,020
Total					53,717,124

Utilities 12.14%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	561,025
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	566,445
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,148,060
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,252,220
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,061,476
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,110,660
Long Island Power Auth	5.50%	4/1/2024	A-	2,215	2,489,328
NY Energy–Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000	8,024,720
NY Env Facs–Clean Wtr & Drinking	4.75%	6/15/2032	AAA	2,500	2,670,675
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,272,260
NY Env Facs–Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000	1,194,290
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,190,290
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,410,613
NYC Muni Water	5.00%	6/15/2029	AA+	2,000	2,221,740
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	4,020,685
NYC Muni Water	5.00%	6/15/2034	AA+	1,500	1,716,885
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,761,529
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,915,848
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,560,657
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,991,623
PR Aqueduct & Swr Auth	5.00%	7/1/2033	CCC-	300	204,000
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	425	289,000
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CCC-	295	205,028
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250	809,375
Total					44,648,432
Total Municipal Bonds (cost $350,799,143)					364,163,806

132	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2015

	Shares		Fair
Investments	(000)		Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $500)	—	(j)	$500
Total Investments in Securities 99.04% (cost $350,799,643)			364,164,306
Cash and Other Assets in Excess of Liabilities(i) 0.96%			3,519,048
Net Assets 100.00%			$367,683,354

Open Futures Contracts at September 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
Long U.S. Treasury Bond	December 2015	7	Short	$(1,101,406)	$(3,856)
U.S. 10-Year Treasury Note	December 2015	57	Short	(7,337,860)	(70,014)
Totals				$(8,439,266)	$(73,870)

Note: See Footnotes to Schedules of Investments on page 134 of this report.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$364,163,806	$—	$364,163,806
Money Market Mutual Fund	500	—	—	500
Total	$500	$364,163,806	$—	$364,164,306

Liabilities
Trust Certificates(4)	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(73,870)	—	—	(73,870)
Total	$(73,870)	$—	$—	$(73,870)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	133

Footnotes to Schedules of Investments

September 30, 2015

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
GTD	Guaranteed.
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2015.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Defaulted (non-income producing security).
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(j)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

134	See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2015

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,966,098,592	$3,648,619,274	$150,950,215
Investments in securities, at fair value	$1,986,182,983	$3,756,382,547	$156,521,378
Cash	1,264,218	1,412,273	252,886
Deposits with brokers for futures collateral	–	875,500	19,600
Receivables:
Interest	17,667,383	48,010,657	2,206,548
Capital shares sold	4,109,890	15,041,536	770,455
Investment securities sold	23,235,000	435,000	–
From advisor (See Note 3)	161,043	–	48,628
Variation margin	–	100,438	1,500
Prepaid expenses and other assets	126,939	129,472	33,282
Total assets	2,032,747,456	3,822,387,423	159,854,277
LIABILITIES:
Payables:
Investment securities purchased	–	29,077,017	42,890
Trust certificates (See Note 2(h))	–	3,840,000	–
Capital shares reacquired	3,735,577	6,147,945	1,307,597
Management fee	665,171	1,195,226	64,466
12b-1 distribution plan	421,815	1,086,927	30,497
Interest expense and fees (See Note 2(h))	–	5,512	–
Directors’ fees	249,631	357,987	13,097
Fund administration	66,568	123,107	5,157
Offering costs	–	–	–
Distributions payable	1,835,370	8,559,219	430,570
Accrued expenses	278,706	501,214	52,929
Total liabilities	7,252,838	50,894,154	1,947,203
Net Assets	$2,025,494,618	$3,771,493,269	$157,907,074
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,012,321,566	$3,656,423,923	$156,624,615
Undistributed (distribution in excess of) net investment income	448,624	8,432,457	374,496
Accumulated net realized loss on investments and futures contracts	(7,359,963)	(927,841)	(4,650,552)
Net unrealized appreciation (depreciation) on investments and futures contracts	20,084,391	107,564,730	5,558,515
Net Assets	$2,025,494,618	$3,771,493,269	$157,907,074

136	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,719,022,382	$1,992,484,804	$22,131,462	$245,170,451	$93,814,605	$350,799,643
$1,809,728,281	$1,963,431,860	$22,224,598	$262,703,418	$94,937,703	$364,164,306
1,311,438	561,826	107,379	877,980	636,938	1,870,653
219,450	323,450	15,450	70,250	26,400	100,750

24,936,088	31,341,303	301,253	3,583,259	1,316,598	4,624,913
6,682,043	9,851,466	170,391	884,616	280,861	3,631,305
1,209,187	13,201,812	30,000	70,000	–	40,000
–	74,457	21,460	–	–	–
23,951	30,648	781	4,905	2,638	8,422
53,284	47,958	22,677	16,294	12,121	16,416
1,844,163,722	2,018,864,780	22,893,989	268,210,722	97,213,259	374,456,765

–	7,996,644	226,223	1,120,980	359,154	722,243
62,165,000	41,160,000	–	1,500,000	–	4,030,000
5,060,296	5,637,476	3,902	514,929	101,851	655,833
620,093	758,592	7,066	96,827	35,329	133,905
565,331	550,967	3,177	81,676	26,220	118,188
135,672	61,084	–	3,708	–	7,279
472,007	251,878	185	109,079	35,861	107,853
57,900	63,777	707	8,607	3,140	11,903
–	–	9,832	–	–	–
5,242,413	7,424,011	50,979	726,231	270,168	908,775
297,884	670,032	29,386	88,254	45,247	77,432
74,616,596	64,574,461	331,457	4,250,291	876,970	6,773,411
$1,769,547,126	$1,954,290,319	$22,562,532	$263,960,431	$96,336,289	$367,683,354

$1,714,430,613	$2,316,060,228	$22,486,469	$255,778,880	$101,991,754	$365,682,930

5,630,674	16,587,249	20,456	26,491	(99,879)	(493,751)

(41,176,107)	(349,175,854)	(30,649)	(9,324,441)	(6,670,220)	(10,796,618)

90,661,946	(29,181,304)	86,256	17,479,501	1,114,634	13,290,793
$1,769,547,126	$1,954,290,319	$22,562,532	$263,960,431	$96,336,289	$367,683,354

See Notes to Financial Statements.	137

Statements of Assets and Liabilities (concluded)

September 30, 2015

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,056,101,371	$1,592,317,983	$107,977,387
Class B Shares	–	$2,906,989	–
Class C Shares	$200,818,318	$564,502,170	$21,349,253
Class F Shares	$724,280,407	$1,447,424,975	$27,848,927
Class I Shares	$44,294,522	$164,325,244	$731,507
Class P Shares	–	$15,908	–
Outstanding shares by class*:
Class A Shares	67,105,722	147,442,466	6,814,620
Class B Shares	–	269,406	–
Class C Shares	12,759,688	52,337,068	1,347,695
Class F Shares	46,017,793	134,056,239	1,757,697
Class I Shares	2,813,842	15,213,914	46,141
Class P Shares	–	1,473	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.74	$10.80	$15.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.10	$11.05	$16.20
Class B Shares-Net asset value	–	$10.79	–
Class C Shares-Net asset value	$15.74	$10.79	$15.84
Class F Shares-Net asset value	$15.74	$10.80	$15.84
Class I Shares-Net asset value	$15.74	$10.80	$15.85
Class P Shares-Net asset value	–	$10.80	–
*	Lord Abbett Municipal Income Fund, Inc. has 5,165,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 900,001,000 to Short Duration, 1,030,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield, 900,000,000 to Short Duration High Yield and 240,000,000 to each of California, New Jersey and New York.

138	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,404,309,285	$1,141,427,631	$12,019,350	$185,378,859	$90,126,431	$283,228,871
$3,299,843	–	–	–	–	–
$172,774,079	$397,615,414	$851,694	$39,790,458	–	$55,562,253
$186,722,208	$404,172,289	$9,072,432	$36,482,016	$6,196,577	$27,788,069
$2,441,711	$11,061,294	$619,056	$2,309,098	$13,281	$1,104,161
–	$13,691	–	–	–	–

124,905,039	98,871,864	799,261	17,088,030	18,550,596	25,307,656
292,061	–	–	–	–	–
15,350,102	34,430,733	56,634	3,666,500	–	4,971,379
16,620,269	34,982,647	603,335	3,362,940	1,274,802	2,480,620
217,230	959,296	41,162	212,985	2,731	98,622
–	1,185	–	–	–	–

$11.24	$11.54	$15.04	$10.85	$4.86	$11.19

$11.50	$11.81	$15.39	$11.10	$4.97	$11.45
$11.30	–	–	–	–	–
$11.26	$11.55	$15.04	$10.85	–	$11.18
$11.23	$11.55	$15.04	$10.85	$4.86	$11.20
$11.24	$11.53	$15.04	$10.84	$4.86	$11.20
–	$11.55	–	–	–	–

See Notes to Financial Statements.	139

Statements of Operations

For the Year Ended September 30, 2015

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$36,925,379	$126,943,201	$6,032,833
Total investment income	36,925,379	126,943,201	6,032,833

Expenses:
Management fee	8,826,666	13,924,751	757,484
12b-1 distribution plan-Class A	2,348,367	3,118,810	204,908
12b-1 distribution plan-Class B	–	35,041	–
12b-1 distribution plan-Class C	1,812,208	4,706,474	180,718
12b-1 distribution plan-Class F	772,675	1,315,610	27,194
12b-1 distribution plan-Class P	–	70	–
Interest expense and fees (See Note 2(h))	–	22,402	–
Shareholder servicing	789,067	1,813,589	82,672
Professional	62,773	68,717	45,011
Reports to shareholders	72,105	163,761	10,369
Fund administration	888,178	1,431,973	60,599
Custody	31,733	50,667	6,316
Directors’ fees	81,250	127,932	5,420
Registration	234,612	238,838	60,142
Offering costs	–	–	–
Other	163,708	279,255	18,890
Gross expenses	16,083,342	27,297,890	1,459,723
Expense reductions (See Note 9)	(2,155)	(3,482)	(147)
Fees waived and expenses reimbursed (See Note 3)	(1,155,937)	–	(440,769)
Net expenses	14,925,250	27,294,408	1,018,807
Net investment income	22,000,129	99,648,793	5,014,026
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	547,292	12,510,967	269,613
Net realized gain (loss) on futures contracts	720,096	(1,896,968)	(182,853)
Net change in unrealized appreciation/depreciation on investments	(11,033,786)	(28,750,016)	(796,518)
Net change in unrealized appreciation/depreciation on futures contracts	259,616	(317,092)	(28,587)
Net realized and unrealized gain (loss)	(9,506,782)	(18,453,109)	(738,345)
Net Increase in Net Assets Resulting From Operations	$12,493,347	$81,195,684	$4,275,681

* For the period June 1, 2015 (commencement of operations) to September 30, 2015.

140	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield*	California	New Jersey	New York

$78,467,163	$114,360,562	$175,213	$10,805,659	$4,216,132	$13,578,466
78,467,163	114,360,562	175,213	10,805,659	4,216,132	13,578,466

7,663,917	9,571,299	21,494	1,143,054	446,405	1,550,853
2,864,382	2,352,760	5,560	363,794	185,199	529,212
38,939	–	–	–	–	–
1,472,293	3,412,313	1,365	322,317	–	444,544
173,409	419,832	2,302	31,768	6,588	26,016
–	61	–	–	–	–
420,473	265,570	–	10,119	–	24,904
938,498	1,058,706	5,645	102,934	59,254	165,488
105,733	1,266,128	31,486	110,378	39,984	44,775
86,033	99,704	3,000	12,663	6,899	15,680
716,392	807,856	2,149	101,605	39,681	137,854
29,640	30,238	2,499	6,557	4,830	8,788
64,858	73,211	229	9,092	3,613	12,338
104,409	141,825	172	47,991	38,488	48,183
–	–	10,442	–	–	–
151,312	177,225	3,923	27,792	13,948	36,557
14,830,288	19,676,728	90,266	2,290,064	844,889	3,045,192
(1,742)	(1,964)	(6)	(247)	(96)	(335)
–	(580,330)	(62,226)	–	–	–
14,828,546	19,094,434	28,034	2,289,817	844,793	3,044,857
63,638,617	95,266,128	147,179	8,515,842	3,371,339	10,533,609

4,412,875	(7,409,107)	171	1,226,144	959,400	1,918,555
(542,974)	(838,611)	(30,820)	(75,915)	(64,281)	(288,873)

(12,939,756)	(21,872,793)	93,136	(1,357,307)	(2,542,212)	(3,057,895)

(191,699)	(270,493)	(6,880)	(53,466)	(17,350)	(104,610)
(9,261,554)	(30,391,004)	55,607	(260,544)	(1,664,443)	(1,532,823)

$54,377,063	$64,875,124	$202,786	$8,255,298	$1,706,896	$9,000,786

See Notes to Financial Statements.	141

Statements of Changes in Net Assets

	Short Duration
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2015	September 30, 2014
Operations:
Net investment income	$22,000,129	$27,751,188
Net realized gain (loss) on investments and futures contracts	1,267,388	(7,409,550)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(10,774,170)	23,918,533
Net increase in net assets resulting from operations	12,493,347	44,260,171
Distributions to shareholders from:
Net investment income
Class A	(11,830,665)	(15,736,905)
Class B	–	–
Class C	(850,859)	(1,419,119)
Class F	(8,511,820)	(9,360,511)
Class I	(632,114)	(1,029,066)
Class P	–	–
Net realized gain
Class A	–	(1,091,250)
Class B	–	–
Class C	–	(210,621)
Class F	–	(562,838)
Class I	–	(50,130)
Class P	–	–
Total distributions to shareholders	(21,825,458)	(29,460,440)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	816,056,011	820,533,138
Reinvestment of distributions	11,791,294	16,787,014
Cost of shares reacquired	(1,120,937,715)	(1,111,008,754)
Net increase (decrease) in net assets resulting from capital share transactions	(293,090,410)	(273,688,602)
Net increase (decrease) in net assets	(302,422,521)	(258,888,871)
NET ASSETS:
Beginning of year	$2,327,917,139	$2,586,806,010
End of year	$2,025,494,618	$2,327,917,139
Undistributed net investment income	$448,624	$320,939

142	See Notes to Financial Statements.

Intermediate		AMT Free
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014

$99,648,793	$92,054,477	$5,014,026	$4,888,457
10,613,999	(9,070,477)	86,760	(4,159,367)

(29,067,108)	124,679,616	(825,105)	10,895,985
81,195,684	207,663,616	4,275,681	11,625,075

(43,200,106)	(48,195,558)	(3,394,776)	(3,568,143)
(69,328)	(92,595)	–	–
(12,255,169)	(13,485,186)	(576,270)	(584,331)
(37,720,655)	(26,700,360)	(926,045)	(647,198)
(3,876,605)	(1,811,985)	(12,304)	(4,783)
(400)	(412)	–	–

–	(11,348,778)	–	–
–	(29,915)	–	–
–	(4,018,661)	–	–
–	(5,568,019)	–	–
–	(336,863)	–	–
–	(100)	–	–
(97,122,263)	(111,588,432)	(4,909,395)	(4,804,455)

1,353,285,968	1,056,424,913	61,847,056	59,806,836
63,849,019	75,383,139	4,024,302	3,832,130
(839,452,826)	(1,439,068,822)	(45,235,650)	(77,994,911)

577,682,161	(307,260,770)	20,635,708	(14,355,945)
561,755,582	(211,185,586)	20,001,994	(7,535,325)

$3,209,737,687	$3,420,923,273	$137,905,080	$145,440,405
$3,771,493,269	$3,209,737,687	$157,907,074	$137,905,080
$8,432,457	$5,988,802	$374,496	$269,112

See Notes to Financial Statements.	143

Statements of Changes in Net Assets (continued)

	National
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2015	September 30, 2014
Operations:
Net investment income	$63,638,617	$68,357,678
Net realized gain (loss) on investments and futures contracts	3,869,901	(19,779,763)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(13,131,455)	124,759,397
Net increase in net assets resulting from operations	54,377,063	173,337,312
Distributions to shareholders from:
Net investment income
Class A	(50,979,102)	(57,015,288)
Class B	(107,359)	(160,460)
Class C	(5,227,998)	(5,765,538)
Class F	(6,329,585)	(4,378,334)
Class I	(76,898)	(33,082)
Class P	–	–
Total distributions to shareholders	(62,720,942)	(67,352,702)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	281,188,501	295,161,672
Reinvestment of distributions	52,715,085	56,280,544
Cost of shares reacquired	(311,162,729)	(427,463,617)
Net increase (decrease) in net assets resulting from capital share transactions	22,740,857	(76,021,401)
Net increase (decrease) in net assets	14,396,978	29,963,209
NET ASSETS:
Beginning of year	$1,755,150,148	$1,725,186,939
End of year	$1,769,547,126	$1,755,150,148
Undistributed net investment income	$5,630,674	$4,743,179

* For the period June 1, 2015 (commencement of operations) to September 30, 2015.

144	See Notes to Financial Statements.

		Short Duration
High Yield		High Yield
For the	For the	For the
Year Ended	Year Ended	Period Ended
September 30, 2015	September 30, 2014	September 30, 2015 *

$95,266,128	$89,663,072	$147,179
(8,247,718)	(12,682,746)	(30,649)

(22,143,286)	129,882,408	86,256
64,875,124	206,862,734	202,786

(54,087,380)	(54,154,880)	(69,626)
–	–	–
(16,325,327)	(16,951,165)	(2,456)
(19,717,273)	(13,548,631)	(59,453)
(582,550)	(1,566,892)	(4,349)
(593)	(590)	–
(90,713,123)	(86,222,158)	(135,884)

539,277,999	838,919,322	22,738,439
71,032,687	68,862,352	133,008
(618,132,774)	(749,950,167)	(375,817)

(7,822,088)	157,831,507	22,495,630
(33,660,087)	278,472,083	22,562,532

$1,987,950,406	$1,709,478,323	$–
$1,954,290,319	$1,987,950,406	$22,562,532
$16,587,249	$12,275,252	$20,456

See Notes to Financial Statements.	145

Statements of Changes in Net Assets (concluded)

	California
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2015	September 30, 2014
Operations:
Net investment income	$8,515,842	$7,817,749
Net realized gain (loss) on investments and futures contracts	1,150,229	570,657
Net change in unrealized appreciation/depreciation on investments and futures contracts	(1,410,773)	14,543,081
Net increase in net assets resulting from operations	8,255,298	22,931,487
Distributions to shareholders from:
Net investment income
Class A	(6,176,770)	(5,894,556)
Class C	(1,068,570)	(1,015,343)
Class F	(1,106,644)	(798,142)
Class I	(53,983)	(501)
Total distributions to shareholders	(8,405,967)	(7,708,542)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	71,315,672	41,693,255
Reinvestment of distributions	7,017,508	6,201,925
Cost of shares reacquired	(45,307,131)	(53,778,383)
Net increase (decrease) in net assets resulting from capital share transactions	33,026,049	(5,883,203)
Net increase (decrease) in net assets	32,875,380	9,339,742
NET ASSETS:
Beginning of year	$231,085,051	$221,745,309
End of year	$263,960,431	$231,085,051
Undistributed (distributions in excess of) net investment income	$26,491	$(73,876)

146	See Notes to Financial Statements.

New Jersey		New York
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014

$3,371,339	$3,619,473	$10,533,609	$10,392,559
895,119	(950,858)	1,629,682	(2,218,620)

(2,559,562)	6,367,205	(3,162,505)	19,724,046
1,706,896	9,035,820	9,000,786	27,897,985

(3,111,519)	(3,400,416)	(8,284,127)	(8,436,616)
–	–	(1,305,290)	(1,283,989)
(227,351)	(189,040)	(837,638)	(571,241)
(478)	(474)	(24,347)	(22,243)
(3,339,348)	(3,589,930)	(10,451,402)	(10,314,089)

11,301,232	12,976,162	98,782,412	57,621,244
2,656,509	2,748,948	7,911,780	7,864,137
(15,553,745)	(48,122,435)	(52,942,140)	(92,359,910)

(1,596,004)	(32,397,325)	53,752,052	(26,874,529)
(3,228,456)	(26,951,435)	52,301,436	(9,290,633)

$99,564,745	$126,516,180	$315,381,918	$324,672,551
$96,336,289	$99,564,745	$367,683,354	$315,381,918

$(99,879)	$(131,872)	$(493,751)	$(567,087)

See Notes to Financial Statements.	147

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of year	income(a)	gain (loss)	tions	income	gain	butions

Class A
9/30/2015	$15.80	$0.16	$(0.06)	$ 0.10	$(0.16)	$ –	$(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
9/30/2012	15.83	0.26	0.15	0.41	(0.26)	(0.01)	(0.27)
9/30/2011	15.80	0.33	0.03	0.36	(0.33)	–	(0.33)

Class C
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)
9/30/2012	15.83	0.16	0.15	0.31	(0.16)	(0.01)	(0.17)
9/30/2011	15.80	0.21	0.03	0.24	(0.21)	–	(0.21)

Class F
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)
9/30/2012	15.83	0.27	0.16	0.43	(0.28)	(0.01)	(0.29)
9/30/2011	15.80	0.34	0.03	0.37	(0.34)	–	(0.34)

Class I
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)
9/30/2012	15.83	0.28	0.16	0.44	(0.29)	(0.01)	(0.30)
9/30/2011	15.80	0.35	0.04	0.39	(0.36)	–	(0.36)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
Net		bursements	bursements			Net
asset		(includes	(excludes		Net	assets,	Portfolio
value,	Total	interest	interest	Total	investment	end of	turnover
end of	return(b)	expense)(c)	expense)(c)	expenses	income	year	rate
year	(%)	(%)	(%)	(%)	(%)	(000)	(%)

$15.74	0.63	0.65	0.65	0.70	1.02	$1,056,101	25.83
15.80	1.85	0.64	0.64	0.70	1.19	1,231,268	28.30
15.71	(0.28)	0.63	0.62	0.70	1.32	1,476,264	23.80
15.97	2.65	0.61	0.60	0.70	1.65	1,511,237	18.11
15.83	2.30	0.59	0.58	0.70	2.08	1,249,341	52.51

15.74	0.01	1.27	1.27	1.33	0.39	200,818	25.83
15.80	1.20	1.28	1.28	1.34	0.55	237,782	28.30
15.71	(0.93)	1.29	1.29	1.36	0.67	285,611	23.80
15.97	1.97	1.27	1.26	1.36	1.00	298,123	18.11
15.83	1.56	1.31	1.31	1.41	1.36	244,872	52.51

15.74	0.73	0.55	0.55	0.60	1.11	724,280	25.83
15.80	1.95	0.54	0.54	0.60	1.29	775,914	28.30
15.71	(0.18)	0.53	0.52	0.60	1.42	757,444	23.80
15.97	2.75	0.51	0.50	0.60	1.72	704,486	18.11
15.83	2.40	0.49	0.48	0.60	2.18	365,694	52.51

15.74	0.83	0.45	0.45	0.50	1.20	44,295	25.83
15.80	2.04	0.44	0.44	0.50	1.38	82,953	28.30
15.71	(0.08)	0.43	0.42	0.50	1.50	67,487	23.80
15.97	2.83	0.41	0.40	0.50	1.77	23,111	18.11
15.83	2.48	0.39	0.39	0.49	2.22	6,330	52.51

See Notes to Financial Statements.	149

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:
				Total	Net asset
			Net	from	value on		Net
	Net asset	Net	realized	invest-	SEC	Net	realized
	value,	invest-	and	ment	Effective	invest-	and
	beginning	ment	unrealized	opera-	Date,	ment	unrealized
	of period	income(a)	loss	tions	2/1/2011	income(a)	gain (loss)

Class A
9/30/2015	$10.83	$–	$–	$–	$–	$0.31	$(0.04)
9/30/2014	10.49	–	–	–	–	0.32	0.41
9/30/2013	10.99	–	–	–	–	0.29	(0.50)
9/30/2012	10.49	–	–	–	–	0.33	0.50
9/30/2011	10.52	–	–	–	–	0.39	(0.03)

Class B
9/30/2015	10.83	–	–	–	–	0.22	(0.05)
9/30/2014	10.48	–	–	–	–	0.24	0.41
9/30/2013	10.98	–	–	–	–	0.20	(0.50)
9/30/2012	10.48	–	–	–	–	0.25	0.50
9/30/2011	10.51	–	–	–	–	0.31	(0.04)

Class C
9/30/2015	10.82	–	–	–	–	0.24	(0.04)
9/30/2014	10.48	–	–	–	–	0.25	0.41
9/30/2013	10.98	–	–	–	–	0.22	(0.51)
9/30/2012	10.48	–	–	–	–	0.26	0.50
9/30/2011	10.51	–	–	–	–	0.32	(0.04)

Class F
9/30/2015	10.83	–	–	–	–	0.32	(0.04)
9/30/2014	10.49	–	–	–	–	0.33	0.41
9/30/2013	10.99	–	–	–	–	0.30	(0.50)
9/30/2012	10.49	–	–	–	–	0.34	0.50
9/30/2011	10.52	–	–	–	–	0.40	(0.03)

Class I
9/30/2015	10.84	–	–	–	–	0.33	(0.05)
9/30/2014	10.49	–	–	–	–	0.34	0.42
9/30/2013	11.00	–	–	–	–	0.31	(0.51)
9/30/2012	10.50	–	–	–	–	0.34	0.51
1/31/2011 to 9/30/2011(d)	9.96	– (e)	(0.01)	(0.01)	9.95	0.27	0.55(f )

Class P
9/30/2015	10.84	–	–	–	–	0.28	(0.04)
9/30/2014	10.49	–	–	–	–	0.30	0.41
9/30/2013	11.00	–	–	–	–	0.27	(0.52)
9/30/2012	10.50	–	–	–	–	0.31	0.50
9/30/2011	10.52	–	–	–	–	0.37	(0.03)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total Return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

150	See Notes to Financial Statements.

	Distributions to shareholders from:
Total
from				Net
invest-				asset
ment	Net	Net	Total	value,	Total		Total
opera-	investment	realized	distri-	end of	return(b)		return(b)
tions	income	gain	butions	period	(%)		(%)

$0.27	$(0.30)	$–	$(0.30)	$10.80	–		2.52
0.73	(0.32)	(0.07)	(0.39)	10.83	–		7.09
(0.21)	(0.29)	–	(0.29)	10.49	–		(1.99)
0.83	(0.33)	–	(0.33)	10.99	–		8.04
0.36	(0.39)	–	(0.39)	10.49	–		3.55

0.17	(0.21)	–	(0.21)	10.79	–		1.62
0.65	(0.23)	(0.07)	(0.30)	10.83	–		6.35
(0.30)	(0.20)	–	(0.20)	10.48	–		(2.78)
0.75	(0.25)	–	(0.25)	10.98	–		7.19
0.27	(0.30)	–	(0.30)	10.48	–		2.73

0.20	(0.23)	–	(0.23)	10.79	–		1.89
0.66	(0.25)	(0.07)	(0.32)	10.82	–		6.42
(0.29)	(0.21)	–	(0.21)	10.48	–		(2.66)
0.76	(0.26)	–	(0.26)	10.98	–		7.32
0.28	(0.31)	–	(0.31)	10.48	–		2.81

0.28	(0.31)	–	(0.31)	10.80	–		2.62
0.74	(0.33)	(0.07)	(0.40)	10.83	–		7.20
(0.20)	(0.30)	–	(0.30)	10.49	–		(1.89)
0.84	(0.34)	–	(0.34)	10.99	–		8.15
0.37	(0.40)	–	(0.40)	10.49	–		3.66

0.28	(0.32)	–	(0.32)	10.80	–		2.63
0.76	(0.34)	(0.07)	(0.41)	10.84	–		7.41
(0.20)	(0.31)	–	(0.31)	10.49	–		(1.89)
0.85	(0.35)	–	(0.35)	11.00	–		8.22
0.82	(0.27)	–	(0.27)	10.50	8.26	(g)(h)	8.35	(g)(i)

0.24	(0.28)	–	(0.28)	10.80	–		2.19
0.71	(0.29)	(0.07)	(0.36)	10.84	–		6.94
(0.25)	(0.26)	–	(0.26)	10.49	–		(2.32)
0.81	(0.31)	–	(0.31)	11.00	–		7.79
0.34	(0.36)	–	(0.36)	10.50	–		3.41

See Notes to Financial Statements.	151

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Ratios to Average Net Assets:				Supplemental Data:
	Total expenses	Total expenses
	after waivers	after waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
	interest	interest	Total	investment	end of	turnover
	expense)(c)	expense)(c)	expenses	income	period	rate
	(%)	(%)	(%)	(%)	(000)	(%)

Class A
9/30/2015	0.71	0.71	0.71	2.84	$1,592,318	12.23
9/30/2014	0.70	0.70	0.71	3.04	1,485,143	18.92
9/30/2013	0.69	0.68	0.70	2.67	1,829,614	30.59
9/30/2012	0.67	0.66	0.70	3.10	2,064,377	21.39
9/30/2011	0.65	0.64	0.72	3.82	1,385,337	38.81

Class B
9/30/2015	1.51	1.51	1.51	2.05	2,907	12.23
9/30/2014	1.50	1.50	1.51	2.24	3,892	18.92
9/30/2013	1.49	1.48	1.50	1.88	4,587	30.59
9/30/2012	1.47	1.46	1.50	2.34	5,933	21.39
9/30/2011	1.45	1.44	1.52	3.03	6,526	38.81

Class C
9/30/2015	1.33	1.33	1.33	2.22	564,502	12.23
9/30/2014	1.34	1.34	1.35	2.40	559,156	18.92
9/30/2013	1.36	1.36	1.38	2.00	634,305	30.59
9/30/2012	1.34	1.34	1.38	2.42	699,128	21.39
9/30/2011	1.37	1.36	1.43	3.10	453,450	38.81

Class F
9/30/2015	0.61	0.61	0.61	2.94	1,447,425	12.23
9/30/2014	0.60	0.60	0.60	3.13	1,092,546	18.92
9/30/2013	0.59	0.58	0.60	2.77	899,590	30.59
9/30/2012	0.57	0.56	0.61	3.19	1,007,950	21.39
9/30/2011	0.55	0.54	0.62	3.92	547,652	38.81

Class I
9/30/2015	0.51	0.51	0.51	3.02	164,325	12.23
9/30/2014	0.50	0.50	0.50	3.23	68,985	18.92
9/30/2013	0.49	0.48	0.50	2.87	52,814	30.59
9/30/2012	0.47	0.46	0.51	3.17	37,514	21.39
1/31/2011 to 9/30/2011(d)	0.45 (j)	0.44 (j)	0.54 (j)	3.81 (j)	2,572	38.81

Class P
9/30/2015	0.95	0.95	0.95	2.60	16	12.23
9/30/2014	0.93	0.93	0.94	2.80	16	18.92
9/30/2013	0.92	0.92	0.94	2.44	15	30.59
9/30/2012	0.90	0.90	0.94	2.90	15	21.39
9/30/2011	0.89	0.88	0.96	3.60	14	38.81

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total Return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

152	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period

Class A
9/30/2015	$15.89	$0.54	$(0.06)	$ 0.48	$(0.53)	$15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03
9/30/2012	15.08	0.65	1.30	1.95	(0.65)	16.38
10/26/2010 to 9/30/2011(d)	15.00	0.65	0.05	0.70	(0.62)	15.08

Class C
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03
9/30/2012	15.07	0.51	1.32	1.83	(0.52)	16.38
10/26/2010 to 9/30/2011(d)	15.00	0.54	0.04	0.58	(0.51)	15.07

Class F
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03
9/30/2012	15.09	0.65	1.30	1.95	(0.66)	16.38
10/26/2010 to 9/30/2011(d)	15.00	0.67	0.05	0.72	(0.63)	15.09

Class I
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04
9/30/2012	15.08	0.66	1.33	1.99	(0.68)	16.39
10/26/2010 to 9/30/2011(d)	15.00	0.66	0.07	0.73	(0.65)	15.08

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 10/26/2010.
(e)	Not annualized.
(f)	Annualized.

154	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
		bursements	bursements					Net
		(includes	(excludes			Net		assets,	Portfolio
Total		interest	interest	Total		investment		end of	turnover
return(b)		expense)(c)	expense)(c)	expenses		income		period	rate
(%)		(%)	(%)	(%)		(%)		(000)	(%)

3.04		0.60	0.60	0.89		3.38		$107,977	20.67
9.76		0.60	0.60	0.90		3.83		92,711	50.67
(4.88)		0.58	0.58	0.87		3.62		106,852	45.96
13.16		0.55	0.53	0.91		4.12		115,862	17.32
4.90	(e)	0.50 (f)	0.50 (f)	1.13	(f)	4.81	(f)	62,280	54.63

2.46		1.24	1.24	1.53		2.75		21,349	20.67
8.97		1.27	1.27	1.56		3.15		20,596	50.67
(5.53)		1.33	1.33	1.62		2.87		19,779	45.96
12.29		1.32	1.30	1.66		3.22		18,242	17.32
4.03	(e)	1.29 (f)	1.29 (f)	1.84	(f)	3.97	(f)	2,532	54.63

3.14		0.50	0.50	0.79		3.47		27,849	20.67
9.87		0.50	0.50	0.80		3.91		24,429	50.67
(4.78)		0.48	0.48	0.77		3.71		18,702	45.96
13.20		0.45	0.44	0.80		4.08		32,554	17.32
5.04	(e)	0.40 (f)	0.39 (f)	0.90	(f)	4.85	(f)	3,769	54.63

3.24		0.40	0.40	0.70		3.55		732	20.67
9.97		0.40	0.40	0.69		4.00		169	50.67
(4.65)		0.37	0.37	0.67		3.80		108	45.96
13.41		0.36	0.35	0.69		4.10		8,372	17.32
5.13	(e)	0.29 (f)	0.29 (f)	2.12	(f)	4.91	(f)	11	54.63

See Notes to Financial Statements.	155

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	year	income(a)	gain (loss)	operations	income	year

Class A
9/30/2015	$11.29	$0.41	$(0.06)	$ 0.35	$(0.40)	$11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60
9/30/2012	10.53	0.50	0.98	1.48	(0.49)	11.52
9/30/2011	10.84	0.52	(0.31)	0.21	(0.52)	10.53

Class B
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65
9/30/2012	10.58	0.42	0.99	1.41	(0.41)	11.58
9/30/2011	10.90	0.45	(0.33)	0.12	(0.44)	10.58

Class C
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61
9/30/2012	10.54	0.43	0.98	1.41	(0.42)	11.53
9/30/2011	10.86	0.46	(0.33)	0.13	(0.45)	10.54

Class F
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59
9/30/2012	10.52	0.51	0.98	1.49	(0.50)	11.51
9/30/2011	10.83	0.53	(0.31)	0.22	(0.53)	10.52

Class I
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60
9/30/2012	10.53	0.51	1.00	1.51	(0.52)	11.52
9/30/2011	10.84	0.55	(0.32)	0.23	(0.54)	10.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

156	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

	Total	Total
	expenses	expenses
	(includes	(excludes	Net	Net assets,	Portfolio
Total	interest	interest	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	income	year	rate
(%)	(%)	(%)	(%)	(000)	(%)

3.16	0.77	0.75	3.61	$1,404,309	29.05
10.87	0.78	0.75	4.09	1,423,250	44.80
(4.40)	0.76	0.74	3.87	1,438,697	33.78
14.37	0.79	0.73	4.52	1,694,729	43.81
2.15	0.83	0.76	5.12	1,406,579	87.43

2.34	1.58	1.55	2.81	3,300	29.05
10.06	1.58	1.55	3.31	4,488	44.80
(5.21)	1.57	1.54	3.07	5,443	33.78
13.52	1.60	1.53	3.77	7,762	43.81
1.26	1.64	1.57	4.31	9,190	87.43

2.61	1.40	1.38	2.98	172,774	29.05
10.17	1.41	1.39	3.46	174,469	44.80
(5.02)	1.42	1.40	3.21	177,169	33.78
13.64	1.43	1.37	3.87	215,692	43.81
1.38	1.50	1.43	4.44	158,714	87.43

3.25	0.67	0.65	3.70	186,722	29.05
10.98	0.67	0.65	4.15	151,265	44.80
(4.31)	0.66	0.64	3.95	103,160	33.78
14.48	0.69	0.63	4.58	122,943	43.81
2.24	0.73	0.66	5.21	73,983	87.43

3.34	0.57	0.55	3.77	2,442	29.05
11.07	0.57	0.55	4.14	1,679	44.80
(4.23)	0.57	0.54	4.05	719	33.78
14.62	0.59	0.52	4.58	78	43.81
2.40	0.61	0.54	5.35	11	87.43

See Notes to Financial Statements.	157

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	year	income(a)	gain (loss)	operations	income	year

Class A
9/30/2015	$11.69	$0.56	$(0.17)	$ 0.39	$(0.54)	$11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91
9/30/2012	11.06	0.63	0.85	1.48	(0.61)	11.93
9/30/2011	11.81	0.69	(0.77)	(0.08)	(0.67)	11.06

Class C
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92
9/30/2012	11.06	0.56	0.85	1.41	(0.54)	11.93
9/30/2011	11.81	0.62	(0.77)	(0.15)	(0.60)	11.06

Class F
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92
9/30/2012	11.07	0.64	0.85	1.49	(0.62)	11.94
9/30/2011	11.82	0.70	(0.76)	(0.06)	(0.69)	11.07

Class I
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92
9/30/2012	11.06	0.66	0.85	1.51	(0.63)	11.94
9/30/2011	11.81	0.68	(0.74)	(0.06)	(0.69)	11.06

Class P
9/30/2015	11.69	0.54	(0.17)	0.37	(0.51)	11.55
9/30/2014	10.92	0.56	0.74	1.30	(0.53)	11.69
9/30/2013	11.94	0.56	(1.04)	(0.48)	(0.54)	10.92
9/30/2012	11.07	0.61	0.85	1.46	(0.59)	11.94
9/30/2011	11.82	0.67	(0.77)	(0.10)	(0.65)	11.07

(a)	Calculated using average shares outstanding during the year.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

158	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
Total	interest	interest	Total	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	expenses	income	year	rate
(%)	(%)	(%)	(%)	(%)	(000)	(%)
3.36	0.84	0.83	0.87	4.82	$1,141,428	31.38
12.54	0.91	0.90	0.91	5.12	1,160,471	32.90
(4.11)	0.84	0.83	0.84	4.87	1,071,511	24.47
13.79	0.86	0.80	0.86	5.52	1,185,644	27.20
(0.46)	0.89	0.82	0.89	6.24	919,758	40.94

2.81	1.47	1.46	1.50	4.20	397,615	31.38
11.74	1.54	1.53	1.54	4.50	408,459	32.90
(4.64)	1.49	1.47	1.49	4.23	407,217	24.47
13.08	1.49	1.44	1.49	4.91	526,880	27.20
(1.11)	1.56	1.48	1.56	5.59	450,802	40.94

3.55	0.74	0.73	0.77	4.92	404,172	31.38
12.54	0.81	0.80	0.81	5.17	393,166	32.90
(4.01)	0.74	0.72	0.74	4.94	228,484	24.47
13.89	0.76	0.70	0.76	5.60	258,682	27.20
(0.35)	0.79	0.72	0.79	6.35	175,052	40.94

3.64	0.64	0.63	0.67	4.99	11,061	31.38
12.44	0.72	0.71	0.72	5.49	25,841	32.90
(3.92)	0.64	0.62	0.64	5.04	2,255	24.47
14.08	0.66	0.60	0.66	5.78	1,629	27.20
(0.28)	0.70	0.62	0.70	6.18	2,258	40.94

3.22	1.08	1.06	1.11	4.61	14	31.38
12.23	1.13	1.12	1.13	4.93	13	32.90
(4.29)	1.07	1.05	1.07	4.69	12	24.47
13.56	1.08	1.02	1.08	5.36	12	27.20
(0.65)	1.11	1.04	1.11	6.07	11	40.94

See Notes to Financial Statements.	159

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	Net investment income	Net asset value, end of period

Class A
6/1/2015 to 9/30/2015(f)	$15.00	$0.13	$0.03	$0.16	$(0.12)	$15.04

Class C
6/1/2015 to 9/30/2015(f)	15.00	0.10	0.02	0.12	(0.08)	15.04

Class F
6/1/2015 to 9/30/2015(f)	15.00	0.14	0.02	0.16	(0.12)	15.04

Class I
6/1/2015 to 9/30/2015(f)	15.00	0.15	0.02	0.17	(0.13)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Commencement of operations was 6/1/2015.

160	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b)(c) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(d)(e) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(d)(e) (%)	Total expenses(d) (%)	Net investment loss(d) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

1.06	0.55	0.55	1.69	2.69	$12,019	1.06

0.78	1.35	1.35	2.42	1.98	852	1.06

1.09	0.45	0.45	1.59	2.76	9,072	1.06

1.12	0.35	0.35	1.45	2.97	619	1.06

See Notes to Financial Statements.	161

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized loss	Total from invest- ment opera- tions	Net asset value on SEC Effective Date, 2/1/2011	Net invest- ment income(a)	Net realized and unrealized gain (loss)

Class A
9/30/2015	$10.84	$–	$ –	$ –	$ –	$0.37	$ 0.01	(d)
9/30/2014	10.10	–	–	–	–	0.38	0.74
9/30/2013	10.73	–	–	–	–	0.38	(0.64)
9/30/2012	9.90	–	–	–	–	0.43	0.83
9/30/2011	10.24	–	–	–	–	0.48	(0.35)

Class C
9/30/2015	10.84	–	–	–	–	0.31	–	(d)(e)
9/30/2014	10.10	–	–	–	–	0.32	0.73
9/30/2013	10.73	–	–	–	–	0.31	(0.64)
9/30/2012	9.90	–	–	–	–	0.36	0.83
9/30/2011	10.25	–	–	–	–	0.42	(0.36)

Class F
9/30/2015	10.84	–	–	–	–	0.38	0.01	(d)
9/30/2014	10.10	–	–	–	–	0.39	0.74
9/30/2013	10.73	–	–	–	–	0.39	(0.64)
9/30/2012	9.90	–	–	–	–	0.44	0.83
9/30/2011	10.24	–	–	–	–	0.49	(0.35)

Class I
9/30/2015	10.84	–	–	–	–	0.39	–	(d)(e)
9/30/2014	10.09	–	–	–	–	0.41	0.74
9/30/2013	10.73	–	–	–	–	0.40	(0.65)
9/30/2012	9.90	–	–	–	–	0.45	0.83
1/31/2011 to 9/30/2011(f)	9.24	–(e)	(0.01)	(0.01)	9.23	0.33	0.67	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and B does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Amount is less than $0.01.
(f)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

162	See Notes to Financial Statements.

	Distributions to shareholders from:
Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)	Total return(b) (%)

0.38	$(0.37)	$10.85	–	3.54
1.12	(0.38)	10.84	–	11.29
(0.26)	(0.37)	10.10	–	(2.51)
1.26	(0.43)	10.73	–	12.94
0.13	(0.47)	9.90	–	1.56

0.31	(0.30)	10.85	–	2.89
1.05	(0.31)	10.84	–	10.58
(0.33)	(0.30)	10.10	–	(3.15)
1.19	(0.36)	10.73	–	12.23
0.06	(0.41)	9.90	–	0.80

0.39	(0.38)	10.85	–	3.64
1.13	(0.39)	10.84	–	11.39
(0.25)	(0.38)	10.10	–	(2.42)
1.27	(0.44)	10.73	–	13.04
0.14	(0.48)	9.90	–	1.65

0.39	(0.39)	10.84	–	3.63
1.15	(0.40)	10.84	–	11.65
(0.25)	(0.39)	10.09	–	(2.40)
1.28	(0.45)	10.73	–	13.17
1.00	(0.33)	9.90	10.89(g)(h)	10.99	(g)(i)

See Notes to Financial Statements.	163

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

Class A
9/30/2015	0.82		0.81		3.44		$185,379	15.10
9/30/2014	0.86		0.86		3.69		170,131	20.90
9/30/2013	0.81		0.81		3.54		166,443	18.05
9/30/2012	0.82		0.79		4.16		191,127	28.15
9/30/2011	0.85		0.79		4.96		150,423	36.60

Class C
9/30/2015	1.45		1.45		2.80		39,790	15.10
9/30/2014	1.50		1.50		3.05		36,122	20.90
9/30/2013	1.47		1.47		2.88		33,741	18.05
9/30/2012	1.45		1.42		3.51		38,712	28.15
9/30/2011	1.50		1.44		4.32		28,023	36.60

Class F
9/30/2015	0.72		0.71		3.52		36,482	15.10
9/30/2014	0.76		0.76		3.78		24,810	20.90
9/30/2013	0.71		0.71		3.63		21,549	18.05
9/30/2012	0.72		0.69		4.23		22,344	28.15
9/30/2011	0.75		0.69		5.06		14,605	36.60

Class I
9/30/2015	0.61		0.61		3.61		2,309	15.10
9/30/2014	0.66		0.65		3.90		22	20.90
9/30/2013	0.62		0.61		3.77		12	18.05
9/30/2012	0.62		0.59		4.39		13	28.15
1/31/2011 to 9/30/2011(f)	0.69	(j)	0.60	(j)	5.24	(j)	11	36.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and B does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Amount is less than $0.01.
(f)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

164	See Notes to Financial Statements.

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165

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized loss	Total from invest- ment opera- tions	Net asset value on SEC Effective Date, 2/1/2011	Net invest- ment income(a)	Net realized and unrealized gain (loss)

Class A
9/30/2015	$4.94	$–		$ –	$–	$–	$0.17	$(0.08)
9/30/2014	4.66	–		–	–	–	0.17	0.28
9/30/2013	5.07	–		–	–	–	0.17	(0.41)
9/30/2012	4.69	–		–	–	–	0.19	0.38
9/30/2011	4.85	–		–	–	–	0.21	(0.16)

Class F
9/30/2015	4.94	–		–	–	–	0.17	(0.08)
9/30/2014	4.66	–		–	–	–	0.18	0.28
9/30/2013	5.07	–		–	–	–	0.18	(0.41)
9/30/2012	4.69	–		–	–	–	0.20	0.38
9/30/2011	4.85	–		–	–	–	0.22	(0.17)

Class I
9/30/2015	4.94	–		–	–	–	0.18	(0.08)
9/30/2014	4.66	–		–	–	–	0.19	0.27
9/30/2013	5.07	–		–	–	–	0.18	(0.41)
9/30/2012	4.69	–		–	–	–	0.21	0.37
1/31/2011 to 9/30/2011(d)	4.42	–	(e)	(0.01)	(0.01)	4.41	0.15	0.28 (f)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $0.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

166	See Notes to Financial Statements.

	Distributions to shareholders from:
Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)		Total return(b) (%)

0.09	$(0.17)	$4.86	–		1.74
0.45	(0.17)	4.94	–		9.87
(0.24)	(0.17)	4.66	–		(4.85)
0.57	(0.19)	5.07	–		12.41
0.05	(0.21)	4.69	–		1.23

0.09	(0.17)	4.86	–		1.84
0.46	(0.18)	4.94	–		9.97
(0.23)	(0.18)	4.66	–		(4.76)
0.58	(0.20)	5.07	–		12.51
0.05	(0.21)	4.69	–		1.33

0.10	(0.18)	4.86	–		2.00
0.46	(0.18)	4.94	–		10.13
(0.23)	(0.18)	4.66	–		(4.63)
0.58	(0.20)	5.07	–		12.43
0.43	(0.15)	4.69	9.79	(g)(h)	10.02	(g)(i)

See Notes to Financial Statements.	167

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

Class A
9/30/2015	0.86		0.86		3.39		$90,126	16.50
9/30/2014	0.85		0.85		3.63		92,713	19.20
9/30/2013	0.82		0.82		3.47		121,722	18.17
9/30/2012	0.83		0.82		3.96		136,085	31.06
9/30/2011	0.85		0.82		4.62		113,783	23.14

Class F
9/30/2015	0.76		0.76		3.49		6,197	16.50
9/30/2014	0.74		0.74		3.69		6,838	19.20
9/30/2013	0.72		0.72		3.55		4,782	18.17
9/30/2012	0.73		0.72		3.98		7,400	31.06
9/30/2011	0.75		0.72		4.70		3,949	23.14

Class I
9/30/2015	0.62		0.62		3.65		13	16.50
9/30/2014	0.62		0.62		3.87		13	19.20
9/30/2013	0.61		0.61		3.70		12	18.17
9/30/2012	0.61		0.60		4.18		12	31.06
1/31/2011 to 9/30/2011(d)	0.64	(j)	0.59	(j)	4.85	(j)	11	23.14

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $0.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

168	See Notes to Financial Statements.

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169

Financial Highlights (continued)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized loss	Total from invest- ment opera- tions	Net asset value on SEC Effective Date, 2/1/2011	Net invest- ment income(a)	Net realized and unrealized gain (loss)

Class A
9/30/2015	$11.23	$–		$ –	$–	$–	$0.35	$(0.04)
9/30/2014	10.59	–		–	–	–	0.38	0.63
9/30/2013	11.38	–		–	–	–	0.37	(0.79)
9/30/2012	10.66	–		–	–	–	0.43	0.73
9/30/2011	10.96	–		–	–	–	0.48	(0.30)

Class C
9/30/2015	11.21	–		–	–	–	0.28	(0.03)
9/30/2014	10.58	–		–	–	–	0.31	0.62
9/30/2013	11.37	–		–	–	–	0.30	(0.79)
9/30/2012	10.65	–		–	–	–	0.36	0.72
9/30/2011	10.95	–		–	–	–	0.42	(0.31)

Class F
9/30/2015	11.24	–		–	–	–	0.36	(0.04)
9/30/2014	10.60	–		–	–	–	0.39	0.63
9/30/2013	11.39	–		–	–	–	0.38	(0.79)
9/30/2012	10.67	–		–	–	–	0.44	0.73
9/30/2011	10.97	–		–	–	–	0.49	(0.30)

Class I
9/30/2015	11.23	–		–	–	–	0.38	(0.04)
9/30/2014	10.60	–		–	–	–	0.40	0.63
9/30/2013	11.39	–		–	–	–	0.39	(0.79)
9/30/2012	10.67	–		–	–	–	0.41	0.77
1/31/2011 to 9/30/2011(d)	10.10	–	(e)	(0.01)	(0.01)	10.09	0.34	0.58 (f)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

170	See Notes to Financial Statements.

	Distributions
	to
	shareholders
	from:
Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)		Total return(b) (%)

$0.31	$(0.35)	$11.19	–		2.80
1.01	(0.37)	11.23	–		9.73
(0.42)	(0.37)	10.59	–		(3.80)
1.16	(0.44)	11.38	–		11.05
0.18	(0.48)	10.66	–		1.85

0.25	(0.28)	11.18	–		2.23
0.93	(0.30)	11.21	–		8.95
(0.49)	(0.30)	10.58	–		(4.43)
1.08	(0.36)	11.37	–		10.36
0.11	(0.41)	10.65	–		1.19

0.32	(0.36)	11.20	–		2.90
1.02	(0.38)	11.24	–		9.83
(0.41)	(0.38)	10.60	–		(3.70)
1.17	(0.45)	11.39	–		11.15
0.19	(0.49)	10.67	–		1.95

0.34	(0.37)	11.20	–		3.10
1.03	(0.40)	11.23	–		9.85
(0.40)	(0.39)	10.60	–		(3.60)
1.18	(0.46)	11.39	–		11.30
0.92	(0.34)	10.67	9.12	(g)(h)	9.21	(g)(i)

See Notes to Financial Statements.	171

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

Class A
9/30/2015	0.79		0.79		3.15		$283,229	9.56
9/30/2014	0.79		0.78		3.46		244,081	20.47
9/30/2013	0.78		0.78		3.33		262,089	16.89
9/30/2012	0.84		0.78		3.95		285,447	18.34
9/30/2011	0.85		0.78		4.64		216,126	47.37

Class C
9/30/2015	1.44		1.43		2.50		55,562	9.56
9/30/2014	1.43		1.42		2.82		49,678	20.47
9/30/2013	1.44		1.43		2.67		45,152	16.89
9/30/2012	1.47		1.42		3.31		50,407	18.34
9/30/2011	1.50		1.43		3.99		38,627	47.37

Class F
9/30/2015	0.69		0.69		3.24		27,788	9.56
9/30/2014	0.69		0.68		3.54		20,978	20.47
9/30/2013	0.68		0.68		3.42		16,844	16.89
9/30/2012	0.74		0.68		3.99		16,491	18.34
9/30/2011	0.75		0.68		4.73		7,907	47.37

Class I
9/30/2015	0.60		0.59		3.34		1,104	9.56
9/30/2014	0.59		0.58		3.66		644	20.47
9/30/2013	0.59		0.58		3.54		587	16.89
9/30/2012	0.64		0.58		3.68		265	18.34
1/31/2011 to 9/30/2011(d)	0.67	(j)	0.57	(j)	4.91	(j)	11	47.37

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(e)	Amount is less than $.01.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Not annualized.
(h)	Total return for the period 1/31/2011 through 9/30/2011.
(i)	Total return for the period 2/1/2011 through 9/30/2011.
(j)	Annualized.

172	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)*	A,C,F and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,I and P

* Commencement of operations was June 1, 2015.

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration and Short Duration High Yield have not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases

Notes to Financial Statements (continued)

and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2012 through September 30, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2015, as well as the average trust certificates for the fiscal period ended September 30, 2015:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	$–	–	$–	$–
Intermediate	3,840,000	.03% –.04%	8,660,526	3,840,000
AMT Free	–	–	–	–
National	62,165,000	.02% – .30%	143,198,935	62,165,000
High Yield	41,160,000	.02% – .07%	92,495,360	41,160,000
Short Duration High Yield	–	–	–	–
California		1,500,000.03%	3,502,980	1,500,000
New Jersey	–	–	–	–
New York		4,030,000.03%	8,812,038	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2015, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets. Effective February 1, 2015, the management agreement was amended, resulting in the following annual rate:

	Effective		Prior to
	February 1, 2015		February 1, 2015
First $2 billion	.40%	First $2 billion	.40%
Next $1 billion	.375%	Next $3 billion	.375%
Over $3 billion	.35%	Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (continued)

The management fee for AMT Free is based on the Fund’s average daily net assets. Effective February 1, 2015, the management agreement was amended, resulting in the following annual rate:

	Effective		Prior to
	February 1, 2015		February 1, 2015
First $500 million	.50%	First $1 billion	.50%
Next $1 billion	.45%	Next $1 billion	.45%
Over $1.5 billion	.40%	Over $2 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

For the fiscal Period ended September 30, 2015, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.35%
Intermediate	.39%
AMT Free	.21%
National	.43%
High Yield	.45%
Short Duration High Yield	.00%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the fiscal year ended September 30, 2015 and continuing through January 31, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for Short Duration and AMT Free to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .45% and .40%, respectively. These agreements may be terminated only upon the approval of the Board.

Effective February 1, 2015 and continuing through January 31, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for High Yield to the extent necessary to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .62%. This agreement may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

Effective June 1, 2015 and continuing through January 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for Short Duration High Yield to the extent necessary to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .35%. This agreement may be terminated only upon the approval of the Board.

High Yield and National, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of September 30, 2015, High Yield and National had no outstanding shares owned by any of the Fund of Funds.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, ..55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal period ended September 30, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$ 25,385	$ 144,830
Intermediate	135,643	802,943
AMT Free	11,790	65,190
National	101,753	628,484
High Yield	105,921	623,859
Short Duration High Yield	–	–
California	18,134	101,219
New Jersey	4,590	28,585
New York	26,169	159,110

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal period ended September 30, 2015:

	Class A	Class C
Short Duration	$ 171,737	$ 24,382
Intermediate	51,344	57,744
AMT Free	31,908	4,228
National	47,526	16,341
High Yield	87,240	41,273
Short Duration High Yield	–	–
California	4,769	3,788
New Jersey	2,472	–
New York	12,069	12,159

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal periods ended September 30, 2015 and 2014 was as follows:

		Short Duration		Intermediate
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2015	9/30/2014	9/30/2015	9/30/2014
Distributions paid from:
Tax-exempt income	$21,825,458	$27,551,404	$95,760,121	$89,794,942
Ordinary income	–	–	1,362,142	518,097
Net long-term capital gains	–	1,909,036	–	21,275,393
Total distributions paid	$21,825,458	$29,460,440	$97,122,263	$111,588,432

		AMT Free		National
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2015	9/30/2014	9/30/2015	9/30/2014
Distributions paid from:
Tax-exempt income	$4,909,395	$4,766,802	$62,720,942	$65,907,228
Ordinary income	–	37,653	–	1,445,474
Total distributions paid	$4,909,395	$4,804,455	$62,720,942	$67,352,702

Notes to Financial Statements (continued)

			Short Duration
		High Yield	High Yield
	Year Ended	Year Ended	Period Ended
	9/30/2015	9/30/2014	9/30/2015*
Distributions paid from:
Tax-exempt income	$89,458,261	$84,051,753	$ 135,884
Ordinary income	1,254,862	2,170,405	–
Total distributions paid	$90,713,123	$86,222,158	$ 135,884

		California		New Jersey
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2015	9/30/2014	9/30/2015	9/30/2014

Distributions paid from:
Tax-exempt income	$ 8,405,967	$ 7,622,979	$ 3,339,348	$ 3,559,169
Ordinary income	–	85,563	–	30,761
Total distributions paid	$ 8,405,967	$ 7,708,542	$ 3,339,348	$ 3,589,930

		New York
	Year Ended	Year Ended
	9/30/2015	9/30/2014

Distributions paid from:
Tax-exempt income	$10,344,522	$10,314,089
Ordinary income	106,880	–
Total distributions paid	$10,451,402	$10,314,089

*	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

As of September 30, 2015, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate	AMT Free
Undistributed tax-exempt income – net	$463,650	$3,404,084	$154,194
Undistributed long-term capital gains	–	1,572,311	–
Total undistributed earnings	463,650	4,976,395	154,194
Capital loss carryforwards*	(7,199,597)	–	(4,578,103)
Temporary differences	(409,997)	(3,055,566)	(98,035)
Unrealized gains – net	20,318,996	113,148,517	5,804,403
Total accumulated gains – net	$13,173,052	$115,069,346	$1,282,459

			Short Duration
’	National	High Yield	High Yield
Undistributed tax-exempt income – net	$3,782,140	$5,583,951	$9,346
Total undistributed earnings	3,782,140	5,583,951	9,346
Capital loss carryforwards*	(40,335,657)	(336,670,270)	(37,529)
Temporary differences	(472,005)	(8,684,245)	(185)
Unrealized gains (losses) – net	92,142,035	(21,999,345)	104,431
Total accumulated gains (losses) – net	$55,116,513	$(361,769,909)	$76,063

	California	New Jersey	New York
Capital loss carryforwards*	$(8,658,820)	$(6,663,483)	$(10,696,243)
Temporary differences	(418,369)	(221,083)	(905,029)
Unrealized gains – net	17,258,740	1,229,101	13,601,696
Total accumulated gains (losses) – net	$8,181,551	$(5,655,465)	$2,000,424

Notes to Financial Statements (continued)

*	As of September 30, 2015, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	2019	Indefinite	Total
Short Duration	$–	$–	$–	$–	$7,199,597	$7,199,597
AMT Free	–	–	–	–	4,578,103	4,578,103
National	–	–	11,663,983	–	28,671,674	40,335,657
High Yield	16,838,530	112,613,733	77,996,014	36,257,876	92,964,117	336,670,270
Short Duration High Yield	–	–	–	–	37,529	37,529
California	3,345	1,405,669	5,151,330	502,921	1,595,555	8,658,820
New Jersey	–	–	4,168,179	1,290,500	1,204,804	6,663,483
New York	–	1,280,143	5,906,184	2,268,803	1,241,113	10,696,243

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during fiscal 2015 as follows:

Short Duration	$160,366
Intermediate	2,697,578
AMT Free	84,938
High Yield	8,432,367
California	66,820
New Jersey	11,557
New York	173,687

As of September 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain/(Loss)
Short Duration	$1,965,863,987	$24,220,328	$(3,901,332)	$20,318,996
Intermediate	3,639,394,030	160,939,941	(47,791,424)	113,148,517
AMT Free	150,716,975	8,231,471	(2,427,068)	5,804,403
National	1,655,421,246	129,655,991	(37,513,956)	92,142,035
High Yield	1,944,271,205	124,029,520	(146,028,865)	(21,999,345)
Short Duration High Yield	22,120,167	199,436	(95,005)	104,431
California	243,944,678	20,159,157	(2,900,417)	17,258,740
New Jersey	93,708,602	5,043,716	(3,814,615)	1,229,101
New York	346,532,610	18,411,951	(4,810,255)	13,601,696

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal period ended September 30, 2015 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions
	in Excess of)	Accumulated
	Net Investment	Net Realized
	Income	Gain (Loss)	Paid-in Capital
Short Duration	$ (46,986)	$ 46,986	$–
Intermediate	(82,875)	82,875	–
AMT Free	753	(753)	–
National	(30,180)	30,180	–
High Yield	(241,008)	9,393,086	(9,152,078)
Short Duration High Yield	9,161	–	(9,161)
California	(9,508)	438,645	(429,137)
New Jersey	2	(2)	–
New York	(8,871)	8,871	–

The permanent differences are attributable to the tax treatment of accretion on market discount, the tax treatment of certain expenses and the expiration of capital loss carryforwards.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal period ended September 30, 2015 were as follows:

	Purchases	Sales
Short Duration	$502,888,017	$713,113,758
Intermediate	1,015,797,396	428,458,132
AMT Free	51,494,781	30,732,120
National	554,442,590	531,839,890
High Yield	636,633,480	640,798,364
Short Duration High Yield	21,740,175	175,036
California	72,072,252	38,109,107
New Jersey	16,112,752	17,321,873
New York	85,521,973	32,846,867

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2015 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2015, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

Notes to Financial Statements (continued)

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal period ended September 30, 2015:

	Net Unrealized		Net Change in
	Appreciation		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation	Number of
	September 30, 2015	Gain (Loss)	(Depreciation)	Contracts*
Short Duration	$–	$720,096	$ 259,616	29
Intermediate	(198,543)	(1,896,968)	(317,092)	463
AMT Free	(12,648)	(182,853)	(28,587)	30
National	(43,953)	(542,974)	(191,699)	230
High Yield	(128,360)	(838,611)	(270,493)	318
Short Duration High Yield	(6,880)	(30,820)	(6,880)	14
California	(53,466)	(75,915)	(53,466)	42
New Jersey	(8,464)	(64,281)	(17,350)	13
New York	(73,870)	(288,873)	(104,610)	67

*	Calculated based on the number of contracts for the fiscal period ended September 30, 2015.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2015, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of: one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

Prior to August 31, 2015, the Funds and certain other funds managed by Lord Abbett participated in a $500 million unsecured revolving credit facility with SSB (the “SSB Facility”).

During the fiscal year ended September 30, 2015, the Funds did not utilize the Facility or the SSB facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield invest a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield and Short Duration High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally

Notes to Financial Statements (continued)

is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free, High Yield, and Short Duration High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield and Short Duration High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield and Short Duration High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended		Year Ended
Short Duration	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,447,550	$291,091,756	22,026,790	$347,192,732
Reinvestment of distributions	496,221	7,823,720	716,392	11,294,165
Shares reacquired	(29,747,561)	(469,041,954)	(38,823,757)	(611,693,371)
Decrease	(10,803,790)	$(170,126,478)	(16,080,575)	$(253,206,474)

Class C Shares
Shares sold	1,830,051	$28,876,266	2,486,667	$39,185,973
Reinvestment of distributions	32,878	518,370	63,689	1,003,935
Shares reacquired	(4,148,449)	(65,434,352)	(5,688,598)	(89,657,567)
Decrease	(2,285,520)	$(36,039,716)	(3,138,242)	$(49,467,659)

Class F Shares
Shares sold	28,262,816	$446,107,300	24,325,891	$383,558,632
Reinvestment of distributions	184,382	2,907,874	220,649	3,479,310
Shares reacquired	(31,523,188)	(497,426,874)	(23,674,134)	(373,064,820)
Increase (decrease)	(3,075,990)	$(48,411,700)	872,406	$13,973,122

Class I Shares
Shares sold	3,163,818	$49,980,689	3,208,113	$50,595,801
Reinvestment of distributions	34,328	541,330	64,017	1,009,604
Shares reacquired	(5,633,139)	(89,034,535)	(2,319,983)	(36,592,996)
Increase (decrease)	(2,434,993)	$(38,512,516)	952,147	$15,012,409

		Year Ended		Year Ended
Intermediate	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,968,760	$434,357,159	37,411,421	$397,184,192
Converted from Class B*	5,363	58,210	14,360	152,534
Reinvestment of distributions	3,156,341	34,237,814	4,524,831	47,871,637
Shares reacquired	(32,764,801)	(355,764,157)	(79,246,763)	(838,707,072)
Increase (decrease)	10,365,663	$112,889,026	(37,296,151)	$(393,498,709)

Class B Shares
Shares sold	2,459	$26,740	18,172	$192,983
Reinvestment of distributions	4,136	44,854	7,679	81,054
Shares reacquired	(91,340)	(988,081)	(89,443)	(948,322)
Converted to Class A*	(5,368)	(58,210)	(14,372)	(152,534)
Decrease	(90,113)	$(974,697)	(77,964)	$(826,819)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Intermediate	September 30, 2015		September 30, 2014
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	9,258,848	$100,579,140	6,503,395	$69,045,506
Reinvestment of distributions	732,097	7,934,175	1,088,525	11,490,545
Shares reacquired	(9,326,598)	(101,034,731)	(16,445,229)	(173,603,508)
Increase (decrease)	664,347	$7,478,584	(8,853,309)	$(93,067,457)

Class F Shares
Shares sold	63,754,421	$693,058,033	52,421,102	$558,963,295
Reinvestment of distributions	1,742,822	18,900,077	1,408,303	14,925,337
Shares reacquired	(32,296,895)	(349,958,391)	(38,721,092)	(408,059,376)
Increase	33,200,348	$361,999,719	15,108,313	$165,829,256

Class I Shares
Shares sold	11,512,572	$125,264,896	2,922,658	$31,038,936
Reinvestment of distributions	252,237	2,731,699	95,408	1,014,054
Shares reacquired	(2,917,417)	(31,707,466)	(1,684,274)	(17,750,544)
Increase	8,847,392	$96,289,129	1,333,792	$14,302,446

Class P Shares
Reinvestment of distributions	37	$400	48	$513
Increase	37	$400	48	$513

		Year Ended		Year Ended
AMT Free	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,456,842	$39,313,390	2,271,455	$34,729,692
Reinvestment of distributions	185,919	2,966,517	199,541	3,070,017
Shares reacquired	(1,663,174)	(26,555,098)	(3,743,122)	(56,884,521)
Increase (decrease)	979,587	$15,724,809	(1,272,126)	$(19,084,812)

Class C Shares
Shares sold	294,275	$4,707,553	336,919	$5,187,939
Reinvestment of distributions	24,607	392,626	25,194	387,981
Shares reacquired	(267,759)	(4,270,374)	(381,528)	(5,774,565)
Increase (decrease)	51,123	$829,805	(19,415)	$(198,645)

Class F Shares
Shares sold	1,080,362	$17,246,161	1,284,792	$19,839,205
Reinvestment of distributions	40,903	652,803	23,909	369,350
Shares reacquired	(901,202)	(14,383,253)	(1,015,079)	(15,335,476)
Increase	220,063	$3,515,711	293,622	$4,873,079

Class I Shares
Shares sold	36,427	$579,952	3,201	$50,000
Reinvestment of distributions	777	12,356	310	4,782
Shares reacquired	(1,701)	(26,925)	(22)	(349)
Increase	35,503	$565,383	3,489	$54,433

Notes to Financial Statements (continued)

		Year Ended		Year Ended
National	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,973,472	$158,583,004	16,962,742	$183,731,998
Converted from Class B*	33,142	375,597	38,289	414,941
Reinvestment of distributions	3,941,982	44,662,604	4,542,344	49,574,969
Shares reacquired	(19,107,126)	(216,249,943)	(31,198,659)	(337,611,152)
Decrease	(1,158,530)	$(12,628,738)	(9,655,284)	$(103,889,244)

Class B Shares
Shares sold	4,737	$54,454	9,226	$100,721
Reinvestment of distributions	7,512	85,568	11,066	121,220
Shares reacquired	(82,736)	(942,293)	(97,567)	(1,067,750)
Converted to Class A*	(32,979)	(375,597)	(38,098)	(414,941)
Decrease	(103,466)	$(1,177,868)	(115,373)	$(1,260,750)

Class C Shares
Shares sold	2,430,302	$27,658,115	2,302,753	$25,147,742
Reinvestment of distributions	308,293	3,496,792	345,958	3,779,607
Shares reacquired	(2,824,653)	(31,979,325)	(3,906,885)	(42,148,340)
Decrease	(86,058)	$(824,418)	(1,258,174)	$(13,220,991)

Class F Shares
Shares sold	8,138,051	$92,239,936	7,720,805	$84,881,499
Reinvestment of distributions	392,181	4,438,394	254,355	2,784,009
Shares reacquired	(5,318,395)	(60,062,988)	(4,305,483)	(46,233,118)
Increase	3,211,837	$36,615,342	3,669,677	$41,432,390

Class I Shares
Shares sold	235,050	$2,652,992	117,269	$1,299,712
Reinvestment of distributions	2,804	31,727	1,899	20,739
Shares reacquired	(169,311)	(1,928,180)	(38,309)	(403,257)
Increase	68,543	$756,539	80,859	$917,194

		Year Ended		Year Ended
High Yield	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,380,668	$297,713,753	36,134,777	$405,328,172
Reinvestment of distributions	3,850,270	44,992,603	4,134,575	46,610,954
Shares reacquired	(29,670,153)	(346,676,686)	(39,144,481)	(436,773,017)
Increase (decrease)	(439,215)	$(3,970,330)	1,124,871	$15,166,109

Class C Shares
Shares sold	5,321,794	$62,489,574	6,419,458	$72,260,483
Reinvestment of distributions	1,054,650	12,326,350	1,114,888	12,568,116
Shares reacquired	(6,889,752)	(80,585,541)	(9,893,035)	(109,970,652)
Decrease	(513,308)	$(5,769,617)	(2,358,689)	$(25,142,053)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
High Yield	September 30, 2015		September 30, 2014
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	14,544,756	$170,564,871	23,227,151	$263,400,653
Reinvestment of distributions	1,129,035	13,205,624	734,264	8,321,461
Shares reacquired	(14,311,799)	(167,233,987)	(11,261,506)	(125,593,770)
Increase	1,361,992	$16,536,508	12,699,909	$146,128,344

Class I Shares
Shares sold	725,639	$8,509,801	8,828,191	$97,930,014
Reinvestment of distributions	43,496	507,519	122,647	1,361,233
Shares reacquired	(2,023,900)	(23,636,560)	(6,943,332)	(77,612,728)
Increase (decrease)	(1,254,765)	$(14,619,240)	2,007,506	$21,678,519

Class P Shares
Reinvestment of distributions	51	$591	52.457	$588
Increase	51	$591	52.457	$588

		Period Ended
Short Duration High Yield	September 30, 2015†
Class A Shares	Shares	Amount
Shares sold	817,201	$12,254,305
Reinvestment of distributions	4,537	68,061
Shares reacquired	(22,477)	(336,923)
Increase	799,261	$11,985,443

Class C Shares
Shares sold	56,543	$848,265
Reinvestment of distributions	153	2,291
Shares reacquired	(62)	(926)
Increase	56,634	$849,630

Class F Shares
Shares sold	601,813	$9,019,997
Reinvestment of distributions	4,003	60,051
Shares reacquired	(2,481)	(37,212)
Increase	603,335	$9,042,836

Class I Shares
Shares sold	41,038	$615,872
Reinvestment of distributions	174	2,605
Shares reacquired	(50)	(756)
Increase	41,162	$617,721

Notes to Financial Statements (continued)

		Year Ended		Year Ended
California	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,407,400	$37,246,295	2,470,533	$26,017,095
Reinvestment of distributions	496,516	5,411,796	476,227	4,978,885
Shares reacquired	(2,512,274)	(27,372,888)	(3,736,782)	(38,647,381)
Increase (decrease)	1,391,642	$15,285,203	(790,022)	$(7,651,401)

Class C Shares
Shares sold	801,014	$8,759,512	528,858	$5,531,894
Reinvestment of distributions	71,121	775,384	69,264	724,127
Shares reacquired	(537,077)	(5,834,705)	(607,569)	(6,267,882)
Increase (decrease)	335,058	$3,700,191	(9,447)	$(11,861)

Class F Shares
Shares sold	2,120,450	$23,070,740	966,790	$10,136,291
Reinvestment of distributions	71,231	776,102	47,555	498,411
Shares reacquired	(1,117,859)	(12,098,813)	(859,788)	(8,863,120)
Increase	1,073,822	$11,748,029	154,557	$1,771,582

Class I Shares
Shares sold	206,064	$2,239,125	735	$7,975
Reinvestment of distributions	4,985	54,226	48	502
Shares reacquired	(66)	(725)	—	—
Increase	210,983	$2,292,626	783	$8,477

		Year Ended		Year Ended
New Jersey	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,855,373	$9,203,401	1,759,496	$8,427,409
Reinvestment of distributions	503,099	2,480,389	544,864	2,613,204
Shares reacquired	(2,592,714)	(12,754,244)	(9,641,393)	(45,207,932)
Decrease	(234,242)	$(1,070,454)	(7,337,033)	$(34,167,319)

Class F Shares
Shares sold	422,237	$2,097,831	949,031	$4,548,753
Reinvestment of distributions	35,597	175,644	28,096	135,272
Shares reacquired	(567,710)	(2,799,501)	(618,115)	(2,914,503)
Increase (decrease)	(109,876)	$(526,026)	359,012	$1,769,522

Class I Shares
Reinvestment of distributions	96	$476	99	$472
Increase	96	$476	99	$472

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
New York	September 30, 2015		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,333,711	$71,312,362	3,254,239	$35,195,226
Reinvestment of distributions	582,542	6,551,138	614,684	6,688,208
Shares reacquired	(3,345,978)	(37,604,107)	(6,876,447)	(73,844,028)
Increase (decrease)	3,570,275	$40,259,393	(3,007,524)	$(31,960,594)

Class C Shares
Shares sold	1,289,672	$14,496,898	998,983	$10,881,968
Reinvestment of distributions	70,922	796,634	74,254	807,294
Shares reacquired	(819,407)	(9,217,620)	(911,933)	(9,857,736)
Increase	541,187	$6,075,912	161,304	$1,831,526

Class F Shares
Shares sold	1,110,874	$12,534,643	1,050,494	$11,544,050
Reinvestment of distributions	47,923	539,620	31,719	346,390
Shares reacquired	(544,778)	(6,117,449)	(804,617)	(8,657,154)
Increase	614,019	$6,956,814	277,596	$3,233,286

Class I Shares
Shares sold	39,364	$438,509	—	$—
Reinvestment of distributions	2,169	24,388	2,042	22,245
Shares reacquired	(264)	(2,964)	(92)	(992)
Increase	41,269	$459,933	1,950	$21,253

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Funds’ financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund (collectively, the “Funds”), as of September 30, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, and Lord Abbett New York Tax Free Income Fund of the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 20, 2015

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2006	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal period ended September 30, 2015 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	99%
AMT Free	100%
National	100%
High Yield	99%
Short Duration High Yield	100%
California	100%
New Jersey	100%
New York	99%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/15)

Item 2:        Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2015 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:        Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:        Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2015 and 2014 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2015	2014
Audit Fees {a}	$359,000	$323,700
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$359,000	$323,700

Tax Fees {b}	$57,004	$49,119
All Other Fees	- 0 -	- 0 -

Total Fees	$416,004	$372,819

________

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2015 and 2014 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees {a}	$185,031	$185,734

________

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees	$ - 0 -	$ - 0-

________

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:        Audit Committee of Listed Registrants.

Not applicable.

Item 6:        Investments.

Not applicable.

Item 7:        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:       Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:       Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:       Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By: /s/Daria L.Foster

Daria L. Foster

President and Chief Executive Officer

Date: November 27, 2015

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Daria L.Foster

Daria L. Foster

President and Chief Executive Officer

Date: November 27, 2015

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 27, 2015